UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017
Invesco Corporate Bond Fund
Nasdaq:
A: ACCBX ⬛ B: ACCDX ⬛ C: ACCEX ⬛ R: ACCZX ⬛ Y: ACCHX ⬛ R5: ACCWX ⬛ R6: ICBFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
22	Financial Statements
24	Notes to Financial Statements
33	Financial Highlights
34	Fund Expenses
35	Approval of Investment Advisory and Sub-Advisory Contracts
37	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.16%
Class B Shares	4.15
Class C Shares	3.74
Class R Shares	4.03
Class Y Shares	4.28
Class R5 Shares	4.33
Class R6 Shares	4.37
Bloomberg Barclays U.S. Credit Index▼ (Broad Market/Style-Specific Index)	3.81
Lipper BBB Rated Funds Index∎ (Peer Group Index)	4.30
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Bloomberg Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

    The Lipper BBB Rated Funds Index is an unmanaged index considered representative of BBB-rated funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

     Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Corporate Bond Fund

Average Annual Total Returns
As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (9/23/71)	7.12%
10 Years	5.54
5 Years	3.67
1 Year	-0.37

Class B Shares
Inception (9/28/92)	5.62%
10 Years	5.83
5 Years	4.21
1 Year	-0.96

Class C Shares
Inception (8/30/93)	4.82%
10 Years	5.24
5 Years	3.77
1 Year	2.12

Class R Shares
10 Years	5.74%
5 Years	4.29
1 Year	3.64

Class Y Shares
Inception (8/12/05)	5.74%
10 Years	6.26
5 Years	4.81
1 Year	4.16

Class R5 Shares
10 Years	6.30%
5 Years	4.96
1 Year	4.25

Class R6 Shares
10 Years	6.24%
5 Years	5.05
1 Year	4.48

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Corporate Bond Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Corporate Bond Fund (renamed Invesco Corporate Bond Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Corporate Bond Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on June 6, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares,

Average Annual Total Returns
As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/23/71)	7.11%
10 Years	5.54
5 Years	4.00
1 Year	0.76

Class B Shares
Inception (9/28/92)	5.59%
10 Years	5.82
5 Years	4.54
1 Year	0.17

Class C Shares
Inception (8/30/93)	4.80%
10 Years	5.24
5 Years	4.09
1 Year	3.19

Class R Shares
10 Years	5.74%
5 Years	4.61
1 Year	4.76

Class Y Shares
Inception (8/12/05)	5.70%
10 Years	6.28
5 Years	5.13
1 Year	5.29

Class R5 Shares
10 Years	6.30%
5 Years	5.29
1 Year	5.38

Class R6 Shares
10 Years	6.24%
5 Years	5.36
1 Year	5.61

restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.90%, 0.90%, 1.65%, 1.15%, 0.65%, 0.56% and 0.47%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Corporate Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco Corporate Bond Fund

Schedule of Investments(a)

August 31, 2017

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–88.98%
Aerospace & Defense–0.55%
Bombardier Inc. (Canada),
Sr. Unsec. Notes,
6.00%, 10/15/2022(b)	$220,000	$224,400
7.50%, 03/15/2025(b)	181,000	192,539
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	397,000	417,346
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	274,000	286,330
Rockwell Collins, Inc.,
Sr. Unsec. Notes,
3.20%, 03/15/2024	2,104,000	2,144,135
4.35%, 04/15/2047	4,000,000	4,226,240
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	93,000	97,069
6.50%, 05/15/2025	725,000	748,562
		8,336,621

Agricultural & Farm Machinery–0.04%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	538,000	556,158

Air Freight & Logistics–0.01%
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	150,000	158,250

Airlines–4.34%
American Airlines Pass Through Trust,
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	2,033,335	2,089,189
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	1,911,751	1,968,315
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	4,630,000	4,588,309
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	2,591,000	2,716,382
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	2,800,000	2,930,418
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	3,239,000	3,353,087
Series 2017-2, Class A, Sec. Second Lien Pass Thru Ctfs., 3.60%, 04/15/2031	4,077,000	4,117,725
Series 2017-2, Class AA, Sr. Sec. First Lien Pass Thru Ctfs., 3.35%, 04/15/2031	5,076,000	5,136,803

	Principal Amount	Value
Airlines–(continued)
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	$604,497	$621,576
Delta Air Lines Pass Through Trust,
Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	1,014,920	1,050,034
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 3.63%, 03/15/2022	9,961,000	10,272,874
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	5,782,478	5,869,216
Norwegian Air Shuttle ASA Pass Through Trust (Norway),
Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	6,789,997	7,079,306
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	5,730,582	6,181,865
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	2,182,660	2,240,652
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	4,986,000	5,108,008
		65,323,759

Alternative Carriers–0.04%
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	274,000	281,192
5.38%, 05/01/2025	372,000	384,090
		665,282

Aluminum–0.06%
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	400,000	441,922
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	419,000	442,045
		883,967

Apparel Retail–0.43%
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	246,000	267,322
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	529,000	481,390
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	609,000	646,301
6.75%, 07/01/2036	63,000	60,244
6.88%, 11/01/2035	252,000	241,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Corporate Bond Fund

	Principal Amount	Value
Apparel Retail–(continued)
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	$4,580,000	$4,703,486
		6,400,663

Apparel, Accessories & Luxury Goods–0.08%
Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	708,000	738,975
4.88%, 05/15/2026(b)	496,000	516,460
		1,255,435

Asset Management & Custody Banks–1.74%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	4,515,000	4,826,316
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	1,435,000	1,475,108
Bank of New York Mellon Corp. (The), Sr. Unsec. Sub. Medium-Term Notes, 3.30%, 08/23/2029	4,948,000	4,970,051
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	4,355,000	4,987,228
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	2,170,000	2,247,304
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,900,000	6,835,289
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	824,000	912,580
		26,253,876

Auto Parts & Equipment–0.02%
Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	165,000	172,631
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	76,000	78,280
5.50%, 12/15/2024	101,000	105,545
		356,456

Automobile Manufacturers–1.00%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.85%, 01/06/2022(b)	6,046,000	6,139,740
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	1,683,000	1,674,817
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	3,805,000	3,869,479
General Motors Financial Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 3.20%, 07/06/2021	1,175,000	1,194,083
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,177,000	2,220,488
		15,098,607

	Principal Amount	Value
Automotive Retail–0.56%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	$3,400,000	$3,606,090
5.75%, 05/01/2020	3,940,000	4,277,719
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	144,000	147,240
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	373,000	401,441
		8,432,490

Brewers–2.24%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.30%, 02/01/2023	4,356,000	4,526,135
3.65%, 02/01/2026	7,630,000	7,962,786
4.90%, 02/01/2046	9,633,000	11,040,352
Heineken NV (Netherlands), Sr. Unsec. Notes, 4.35%, 03/29/2047(b)	9,518,000	10,156,510
		33,685,783

Broadcasting–0.19%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	76,000	76,475
5.00%, 04/01/2024	440,000	454,850
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	333,000	344,239
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	508,000	508,000
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	474,000	379,200
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	368,000	396,520
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	312,000	322,920
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	350,000	364,875
		2,847,079

Building Products–0.71%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	272,000	291,635
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	433,000	494,161
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	409,000	421,781
Owens Corning, Sr. Unsec. Gtd. Global Notes, 4.30%, 07/15/2047	9,388,000	9,153,873
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	306,000	314,798
		10,676,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Corporate Bond Fund

	Principal Amount	Value
Cable & Satellite–2.51%
Altice Financing S.A. (Luxembourg),
Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	$260,000	$284,700
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	400,000	423,000
Altice Luxembourg S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(b)	205,000	222,425
7.75%, 05/15/2022(b)	415,000	441,456
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	265,000	280,238
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	420,000	439,950
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	910,000	964,600
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.91%, 07/23/2025	5,493,000	5,881,808
6.83%, 10/23/2055	4,449,000	5,221,019
Comcast Corp.,
Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/2038	1,100,000	1,452,136
Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	1,915,000	1,743,373
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	1,885,000	2,497,125
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	3,514,000	3,493,071
CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	495,000	546,975
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	220,000
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	400,000	464,500
10.88%, 10/15/2025(b)	356,000	440,105
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,027,000	1,109,160
7.88%, 09/01/2019	665,000	731,500
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	195,000	164,044
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	533,000	509,015
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	1,050,000	1,139,907
5.95%, 04/01/2041	3,964,000	5,064,379
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 3.88%, 08/01/2022(b)	770,000	785,400
5.38%, 04/15/2025(b)	3,000	3,176
5.38%, 07/15/2026(b)	377,000	395,850
6.00%, 07/15/2024(b)	453,000	490,372

	Principal Amount	Value
Cable & Satellite–(continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	$530,000	$559,812
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	268,000	278,050
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	211,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	400,000	423,000
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	353,000	369,768
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	220,000	234,575
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	250,000	258,750
		37,744,239

Casinos & Gaming–0.24%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	142,000	154,958
6.88%, 05/15/2023	485,000	523,194
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	199,435
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	126,000	142,065
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	166,000	168,905
6.00%, 03/15/2023	265,000	293,488
7.75%, 03/15/2022	403,000	472,769
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	520,000	536,250
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	500,000	557,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	146,000	147,825
5.50%, 03/01/2025(b)	398,000	417,402
		3,613,791

Coal & Consumable Fuels–0.02%
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	275,000	281,188

Commercial Printing–0.02%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	319,000	333,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Corporate Bond Fund

	Principal Amount	Value
Commodity Chemicals–0.04%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	$272,000	$289,680
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	230,000	244,950
		534,630

Communications Equipment–0.11%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	764,000	815,570
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	326,000	343,115
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	376,000	428,170
		1,586,855

Construction & Engineering–0.38%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	1,778,000	1,815,782
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	3,942,000	3,909,201
		5,724,983

Construction Machinery & Heavy Trucks–0.07%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	252,000	266,490
6.75%, 06/15/2021	271,000	281,840
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	263,000	276,150
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	269,000	283,122
		1,107,602

Construction Materials–0.21%
Vulcan Materials Co., Sr. Unsec. Global Notes, 4.50%, 06/15/2047	3,125,000	3,223,198

Consumer Finance–1.75%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	4,155,000	4,284,844
4.63%, 03/30/2025	800,000	837,000
5.13%, 09/30/2024	352,000	380,160
Capital One Financial Corp.,
Sr. Unsec. Global Notes, 3.05%, 03/09/2022	2,580,000	2,617,450
3.75%, 03/09/2027	6,970,000	7,060,171
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	4,510,000	4,473,309
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	200,000	219,460
8.00%, 03/25/2020	400,000	443,360
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	5,770,000	6,077,538
		26,393,292

	Principal Amount	Value
Copper–0.23%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	$505,000	$522,675
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	610,000	590,175
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	2,127,000	2,329,065
		3,441,915

Data Processing & Outsourced Services–0.24%
Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	2,418,000	2,534,095
First Data Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	222,000	231,990
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	761,000	823,783
		3,589,868

Diversified Banks–9.28%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	3,990,000	3,955,724
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	6,555,000	7,349,794
Bank of America Corp.,
Unsec. Sub. Global Notes, 7.75%, 05/14/2038	2,850,000	4,178,110
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	2,390,000	2,623,025
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	4,500,000	5,079,375
Series AA, Jr. Unsec. Sub. Notes, 6.10%(c)	6,420,000	7,029,900
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	2,040,000	2,305,200
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	2,850,000	3,114,256
Barclays Bank PLC (United Kingdom),
Unsec. Sub. Global Notes, 5.14%, 10/14/2020	765,000	822,250
Unsec. Sub. Notes, 6.05%, 12/04/2017(b)	1,210,000	1,222,197
Barclays PLC (United Kingdom), Unsec. Sub. Global Notes, 4.84%, 05/09/2028	965,000	1,004,889
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	2,015,000	2,120,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Citigroup Inc.,
Sr. Unsec. Global Notes, 2.88%, 07/24/2023	$1,575,000	$1,582,547
Unsec. Sub. Global Notes, 3.50%, 05/15/2023	3,980,000	4,088,549
5.50%, 09/13/2025	4,845,000	5,487,699
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	2,535,000	2,645,906
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	2,435,000	2,575,013
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	2,495,000	2,791,281
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	760,000	875,900
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	6,539,000	6,841,082
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	6,573,000	6,723,624
HSBC Holdings PLC (United Kingdom),
Jr. Unsec. Sub. Global Bonds, 6.00%(c)	5,365,000	5,647,880
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	2,070,000	2,206,245
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	1,064,000	1,120,680
ING Groep N.V. (Netherlands),
Jr. Unsec. Sub. Global Notes, 6.00%(c)	465,000	478,950
6.50%(c)	3,130,000	3,360,837
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	4,560,000	4,664,372
Sr. Unsec. Notes, 3.13%, 07/14/2022(b)	2,518,000	2,529,587
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes, 4.26%, 02/22/2048	1,935,000	2,051,270
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	4,545,000	4,561,180
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	2,750,000	2,779,919
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	2,185,000	2,256,013
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	2,005,000	2,040,088
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,045,000	3,159,187
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Sr. Unsec. Notes, 3.50%, 05/15/2023	5,411,000	5,473,451
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	900,000	954,675
Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38%(b)(c)	1,507,000	1,627,560

	Principal Amount	Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
Jr. Unsec. Sub. Notes, 7.75%(b)(c)	$2,690,000	$2,948,913
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	1,628,000	1,666,462
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,405,000	1,406,831
Wells Fargo & Co.,
Unsec. Sub. Global Notes, 5.38%, 11/02/2043	7,865,000	9,212,455
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	2,045,000	2,222,500
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	2,663,000	2,962,587
		139,748,697

Diversified Capital Markets–0.87%
Credit Suisse AG (Switzerland),
Sr. Unsec. Notes, 3.00%, 10/29/2021	2,065,000	2,118,528
Unsec. Sub. Notes, 6.50%, 08/08/2023(b)	1,284,000	1,454,486
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	2,220,000	2,276,244
Macquarie Bank Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	5,010,000	5,184,205
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	1,860,000	2,051,896
		13,085,359

Diversified Chemicals–0.42%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 5.38%, 05/15/2027	1,071,000	1,122,049
6.63%, 05/15/2023	2,417,000	2,595,254
7.00%, 05/15/2025	130,000	143,650
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	2,259,000	2,288,649
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Notes, 5.38%, 09/01/2025(b)	166,000	169,942
		6,319,544

Diversified Metals & Mining–0.78%
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	514,000	568,612
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), Sr. Unsec. Notes, 4.10%, 04/11/2023(b)	4,587,000	4,572,666
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	1,000,000	1,352,402
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	186,000	194,835
Sr. Unsec. Notes, 6.13%, 10/01/2035	305,000	336,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.13%, 08/09/2024(b)	$4,671,000	$4,729,387
		11,754,165

Diversified REIT’s–0.76%
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,893,000	1,923,056
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	5,336,000	5,682,840
5.25%, 01/30/2026(b)	3,705,000	3,911,432
		11,517,328

Diversified Support Services–0.01%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	150,000	157,688

Drug Retail–0.27%
CVS Pass Through Trust,
Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	1,613,201	1,846,258
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	1,987,618	2,273,741
		4,119,999

Electric Utilities–2.86%
Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	7,701,885
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 4.75%, 05/25/2047(b)	4,105,000	4,432,809
Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	2,475,000	2,567,657
FirstEnergy Corp.,
Series B, Sr. Unsec. Global Notes, 3.90%, 07/15/2027	2,414,000	2,466,000
Series C, Sr. Unsec. Global Notes, 4.85%, 07/15/2047	2,034,000	2,139,861
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	3,862,000	3,954,143
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/2047	6,000,000	6,337,317
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	12,622,000	13,442,430
		43,042,102

Electrical Components & Equipment–0.07%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	526,000	544,410
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	205,000	214,481
5.00%, 10/01/2025(b)	220,000	232,100
		990,991

	Principal Amount	Value
Environmental & Facilities Services–0.03%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	$238,000	$248,710
CD&R Waterworks Merger Sub, LLC, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	244,000	250,100
		498,810

Financial Exchanges & Data–0.97%
Moody’s Corp.,
Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,710,000	1,876,150
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,140,000	2,174,425
4.88%, 02/15/2024	6,093,000	6,872,727
5.25%, 07/15/2044	1,665,000	1,956,415
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	495,000	527,175
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	1,135,000	1,180,204
		14,587,096

Food Distributors–0.04%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	623,000	649,477

Food Retail–0.81%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 2.70%, 07/26/2022(b)	5,299,000	5,334,789
3.55%, 07/26/2027(b)	3,929,000	3,995,516
4.50%, 07/26/2047(b)	2,272,000	2,382,307
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	554,000	547,075
		12,259,687

Gas Utilities–0.35%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	338,000	352,365
5.88%, 08/20/2026	372,000	381,300
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	231,000	222,338
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	3,510,000	3,560,737
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/01/2025	83,000	74,285
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	656,000	646,980
		5,238,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Corporate Bond Fund

	Principal Amount	Value
General Merchandise Stores–0.03%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	$406,000	$430,360

Health Care Equipment–0.71%
Becton, Dickinson and Co.,
Sr. Unsec. Notes, 2.89%, 06/06/2022	2,696,000	2,714,085
3.70%, 06/06/2027	3,187,000	3,242,525
4.67%, 06/06/2047	4,091,000	4,299,426
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	325,000	333,125
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	67,000	69,010
5.25%, 06/15/2024	26,000	27,300
		10,685,471

Health Care Facilities–0.66%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	295,000	317,862
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	225,000	226,125
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	417,000	421,691
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	100,532	83,819
8.00%, 11/15/2019	270,000	268,313
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	830,000	896,400
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	267,000	295,703
6.50%, 02/15/2020	974,000	1,061,660
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	361,000	389,429
5.50%, 06/15/2047	3,595,000	3,729,812
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	300,000	316,500
5.88%, 02/15/2026	300,000	324,375
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	250,000	261,250
LifePoint Health, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	254,000	263,525
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	65,000	68,413
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	64,000	69,280
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	511,000	509,722
8.00%, 08/01/2020	73,000	74,153
8.13%, 04/01/2022	365,000	384,619
		9,962,651

	Principal Amount	Value
Health Care REIT’s–0.79%
HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	$4,603,000	$4,881,222
4.25%, 11/15/2023	2,095,000	2,247,795
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	1,775,000	1,834,276
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,606,000	2,929,283
		11,892,576

Health Care Services–0.58%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	242,000	249,260
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	820,000	833,325
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(d)	311,000	322,274
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	2,907,000	2,933,154
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 09/01/2027	2,900,000	2,961,745
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	472,000	487,930
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	579,000	621,701
Surgery Center Holdings, Inc.,
Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	54,000	51,233
8.88%, 04/15/2021(b)	61,000	62,983
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	270,000	260,887
		8,784,492

Home Entertainment Software–0.19%
Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,690,000	2,815,291

Home Improvement Retail–0.04%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	546,000	526,208

Homebuilding–0.79%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	214,000	213,465
6.88%, 02/15/2021(b)	234,000	240,728
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	372,000	394,785
8.75%, 03/15/2022	250,000	276,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Corporate Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	$48,000	$56,160
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	73,000	75,555
5.38%, 10/01/2022	433,000	470,887
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	184,000	212,060
Lennar Corp.,
Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	230,000	242,938
Sr. Unsec. Gtd. Notes, 4.50%, 04/30/2024	1,617,000	1,673,595
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	7,715,000	7,425,687
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	246,000	265,680
7.15%, 04/15/2020	160,000	176,800
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	157,000	165,635
		11,890,850

Hotel and Resort REIT’s–0.28%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	1,665,000	1,767,174
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,300,000	2,447,641
		4,214,815

Hotels, Resorts & Cruise Lines–0.01%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	174,000	194,119

Household Products–0.72%
Church & Dwight Co., Inc., Sr. Unsec. Global Notes, 2.45%, 08/01/2022	2,163,000	2,172,743
Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes, 3.70%, 08/01/2047	2,873,000	2,906,091
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	4,536,000	4,621,050
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	121,000	126,143
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	287,000	307,807
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	410,000	437,675
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	272,000	281,520
		10,853,029

	Principal Amount	Value
Hypermarkets & Super Centers–0.66%
Costco Wholesale Corp., Sr. Unsec. Global Notes, 2.75%, 05/18/2024	$4,641,000	$4,701,403
3.00%, 05/18/2027	5,235,000	5,293,378
		9,994,781

Independent Power Producers & Energy Traders–0.13%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 03/15/2024	275,000	287,719
5.50%, 04/15/2025	810,000	844,425
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	202,000	193,415
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	170,000	176,800
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	184,000	190,440
6.63%, 03/15/2023	210,000	217,875
6.63%, 01/15/2027	105,000	110,775
		2,021,449

Industrial Machinery–0.00%
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	58,000	59,740

Integrated Oil & Gas–1.12%
Cenovus Energy Inc. (Canada), Sr. Unsec. Notes, 4.25%, 04/15/2027(b)	6,328,000	6,120,442
Petróleos Mexicanos (Mexico),
Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	3,034,000	3,269,625
6.50%, 03/13/2027(b)	1,952,000	2,186,227
6.75%, 09/21/2047(b)	2,904,000	3,115,083
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.38%, 08/21/2022	2,105,000	2,123,998
		16,815,375

Integrated Telecommunication Services–4.44%
AT&T Inc.,
Sr. Unsec. Global Notes, 3.40%, 05/15/2025	1,812,000	1,808,631
3.90%, 08/14/2027	11,481,000	11,625,109
4.75%, 05/15/2046	2,646,000	2,545,096
5.15%, 03/15/2042	3,670,000	3,746,582
5.15%, 02/14/2050	5,812,000	5,884,127
5.25%, 03/01/2037	2,660,000	2,820,375
5.30%, 08/14/2058	5,538,000	5,639,445
5.70%, 03/01/2057	2,735,000	2,933,702
Sr. Unsec. Notes, 4.45%, 04/01/2024	1,475,000	1,584,589
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	255,000	268,069
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	328,000	344,400
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	250,000	248,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Corporate Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/2018	$905,000	$943,691
Frontier Communications Corp.,
Sr. Unsec. Global Notes, 8.50%, 04/15/2020	508,000	504,825
10.50%, 09/15/2022	280,000	252,350
11.00%, 09/15/2025	306,000	266,985
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 4.75%, 02/16/2021(b)	550,000	587,827
SFR Group S.A. (France),
Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	490,000	515,725
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	400,000	432,000
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	235,000	261,144
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	735,000	791,962
Telecom Italia Capital S.A. (Italy),
Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	138,000	158,700
7.20%, 07/18/2036	268,000	333,660
Telefónica Emisiones, S.A.U. (Spain),
Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	3,555,000	3,923,677
7.05%, 06/20/2036	2,865,000	3,798,139
Verizon Communications Inc.,
Sr. Unsec. Global Notes, 4.13%, 08/15/2046	1,524,000	1,357,130
4.52%, 09/15/2048	8,887,000	8,325,413
4.81%, 03/15/2039	2,267,000	2,306,865
5.01%, 08/21/2054	2,693,000	2,648,734
		66,857,702

Internet & Direct Marketing Retail–1.23%
Amazon.com, Inc., Sr. Unsec. Notes, 2.40%, 02/22/2023(b)	2,811,000	2,827,943
3.88%, 08/22/2037(b)	1,619,000	1,673,483
4.05%, 08/22/2047(b)	3,484,000	3,596,913
4.25%, 08/22/2057(b)	2,571,000	2,674,266
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	7,880,000	7,767,269
		18,539,874

Internet Software & Services–0.45%
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	2,875,000	2,880,604
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	3,805,000	3,887,553
		6,768,157

Investment Banking & Brokerage–2.20%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	3,205,000	3,626,153
Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63%(c)	4,560,000	4,674,000

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
E*TRADE Financial Corp., Sr. Unsec. Global Notes, 2.95%, 08/24/2022	$2,748,000	$2,763,457
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	4,280,000	4,789,478
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	4,675,000	6,159,357
Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	1,725,000	1,781,063
Jefferies Group LLC, Sr. Unsec. Global Notes, 4.85%, 01/15/2027	1,816,000	1,941,692
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	1,345,000	1,442,307
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	5,353,000	5,882,982
		33,060,489

IT Consulting & Other Services–0.10%
DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	1,460,000	1,560,890

Leisure Facilities–0.05%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	330,000	348,975
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	438,000	442,927
		791,902

Life & Health Insurance–1.63%
American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	3,375,000	3,552,188
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	3,060,000	3,086,775
MetLife, Inc.,
Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,400,000	2,487,086
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	3,990,000	4,149,600
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	6,960,000	7,633,185
Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	1,690,000	1,782,950
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	1,420,000	1,921,329
		24,613,113

Managed Health Care–0.34%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	183,000	190,320
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	1,860,000	1,997,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Corporate Bond Fund

	Principal Amount	Value
Managed Health Care–(continued)
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	$205,000	$202,181
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,134,000	2,271,538
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	455,000	478,888
		5,139,933

Metal & Glass Containers–0.11%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland),
Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(b)	227,000	232,959
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	200,000	212,500
7.25%, 05/15/2024(b)	200,000	221,000
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	520,000	568,100
Berry Global, Inc.,
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	155,000	164,881
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	243,000	254,239
		1,653,679

Movies & Entertainment–0.81%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	520,000	498,550
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	273,000	286,650
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	3,365,000	3,495,983
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	3,360,000	3,628,079
Viacom Inc.,
Jr. Unsec. Sub. Global Notes, 5.88%, 02/28/2057	2,240,000	2,245,600
6.25%, 02/28/2057	1,075,000	1,083,063
Sr. Unsec. Global Notes, 3.45%, 10/04/2026	1,010,000	974,211
		12,212,136

Multi-Line Insurance–1.46%
American Financial Group, Inc.,
Sr. Unsec. Notes, 3.50%, 08/15/2026	1,366,000	1,379,887
9.88%, 06/15/2019	6,485,000	7,347,032
American International Group, Inc.,
Sr. Unsec. Global Notes, 3.90%, 04/01/2026	2,560,000	2,681,048
4.50%, 07/16/2044	2,260,000	2,361,440
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	2,470,000	2,754,514

	Principal Amount	Value
Multi-Line Insurance–(continued)
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	$3,210,000	$3,631,091
XLIT Ltd. (Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	1,670,000	1,848,638
		22,003,650

Office REIT’s–0.18%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,640,000	2,745,321

Office Services & Supplies–0.40%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.38%, 10/01/2021	4,150,000	4,161,402
4.63%, 03/15/2024	1,750,000	1,793,330
		5,954,732

Oil & Gas Drilling–0.06%
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	337,000	248,537
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	352,000	311,520
6.50%, 12/15/2021	139,000	135,525
7.75%, 12/15/2023	55,000	54,863
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	195,000	165,262
		915,707

Oil & Gas Equipment & Services–0.06%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	145,000	141,738
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2019	135,000	135,169
7.13%, 12/15/2021	302,000	305,020
Weatherford International Ltd.,
Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	309,000	258,787
8.25%, 06/15/2023	105,000	103,950
		944,664

Oil & Gas Exploration & Production–3.42%
Anadarko Petroleum Corp.,
Sr. Unsec. Notes, 5.55%, 03/15/2026	3,740,000	4,173,193
6.60%, 03/15/2046	4,131,000	5,013,297
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	424,000	434,600
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	291,000	162,233
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	323,000	329,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	$1,176,000	$1,225,980
5.50%, 04/01/2023	7,374,000	7,609,046
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/2024	3,685,000	3,819,407
4.15%, 11/15/2034	1,680,000	1,718,099
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	465,000	437,100
5.00%, 09/15/2022	5,454,000	5,508,540
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	245,000	113,313
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	253,000	247,940
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 10/01/2025	150,000	147,750
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	293,000	287,872
Hess Corp., Sr. Unsec. Global Notes, 5.80%, 04/01/2047	1,138,000	1,145,782
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	413,000	441,910
Noble Energy, Inc., Sr. Unsec. Global Notes, 3.85%, 01/15/2028	4,198,000	4,195,471
4.95%, 08/15/2047	6,378,000	6,404,973
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	363,000	353,017
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	552,000	579,600
QEP Resources, Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/2023	136,000	130,390
Sr. Unsec. Notes, 6.88%, 03/01/2021	360,000	374,400
Range Resources Corp.,
Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	309,000	297,412
Sr. Unsec. Gtd. Notes, 5.88%, 07/01/2022(b)	267,000	272,340
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	250,000	267,500
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	435,000	438,262
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	100,000	95,000
6.75%, 09/15/2026	275,000	261,938
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	418,000	387,695
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec. Bonds, 4.00%, 08/15/2026(b)	3,438,000	3,448,923

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	$537,000	$500,752
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	403,000	396,955
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	341,000	335,885
		51,556,035

Oil & Gas Storage & Transportation–11.37%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	760,000	829,350
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	90,000	96,188
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	509,000	521,725
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 2.90%, 07/15/2022	1,892,000	1,906,490
3.70%, 07/15/2027	2,368,000	2,397,780
5.50%, 12/01/2046	1,127,000	1,310,671
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	668,000	723,110
Energy Transfer, LP,
Sr. Unsec. Global Notes, 4.65%, 06/01/2021	1,257,000	1,337,532
Sr. Unsec. Notes, 4.20%, 04/15/2027	1,689,000	1,715,974
4.75%, 01/15/2026	4,969,000	5,250,176
4.90%, 03/15/2035	8,695,000	8,721,789
5.15%, 03/15/2045	3,110,000	3,042,385
5.30%, 04/15/2047	3,569,000	3,573,163
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Notes, 3.90%, 02/15/2024	2,438,000	2,554,841
Series D, Jr. Unsec. Sub. Gtd. Deb., 4.88%, 08/16/2077	12,784,000	12,824,909
Sr. Unsec. Gtd. Global Notes, 6.88%, 03/01/2033	2,660,000	3,390,878
Series E, Jr. Unsec. Sub. Gtd. Deb., 5.25%, 08/16/2077	6,713,000	6,736,720
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	3,270,000	3,345,771
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	154,000	160,930
Kinder Morgan Energy Partners, L.P.,
Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	1,690,000	1,762,917
4.30%, 05/01/2024	2,133,000	2,231,195
5.40%, 09/01/2044	3,529,000	3,620,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.75%, 01/15/2032	$8,256,000	$10,640,168
7.80%, 08/01/2031	9,500,000	12,197,924
MPLX LP,
Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	10,840,000	11,534,893
Sr. Unsec. Global Notes, 4.88%, 06/01/2025	767,000	822,522
5.50%, 02/15/2023	11,586,000	11,920,053
NGPL PipeCo. LLC,
Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	1,858,000	1,923,030
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	1,085,000	1,117,550
ONEOK Partners, L.P., Sr. Unsec. Gtd. Global Notes, 3.38%, 10/01/2022	4,373,000	4,418,317
ONEOK, Inc., Sr. Unsec. Gtd. Global Notes, 4.00%, 07/13/2027	1,081,000	1,096,172
4.25%, 02/01/2022	2,448,000	2,555,594
4.95%, 07/13/2047	4,409,000	4,457,204
Sabine Pass Liquefaction, LLC,
Sr. Sec. First Lien Global Notes, 4.20%, 03/15/2028	7,077,000	7,130,077
5.00%, 03/15/2027	2,043,000	2,170,687
5.63%, 04/15/2023	2,000,000	2,218,750
5.63%, 03/01/2025	1,028,000	1,137,225
6.25%, 03/15/2022	10,478,000	11,853,237
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	315,000	311,850
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	408,000	418,710
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	278,000	287,035
Western Gas Partners, LP, Sr. Unsec. Global Notes, 4.00%, 07/01/2022	2,910,000	3,020,771
Williams Cos., Inc. (The),
Sr. Unsec. Global Notes, 4.55%, 06/24/2024	533,000	547,329
Sr. Unsec. Notes, 7.88%, 09/01/2021	186,000	217,155
Williams Partners L.P.,
Sr. Unsec. Global Notes, 3.60%, 03/15/2022	3,670,000	3,785,765
5.10%, 09/15/2045	4,850,000	5,103,917
Sr. Unsec. Notes, 4.13%, 11/15/2020	2,111,000	2,217,235
		171,158,196

Other Diversified Financial Services–0.95%
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	1,350,000	1,453,437
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	205,000	217,499

	Principal Amount	Value
Other Diversified Financial Services–(continued)
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 3.00%, 07/15/2022(b)	$3,147,000	$3,166,258
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), Sr. Sec. Notes, 0.00%, 12/05/2022(b)(e)	1,146,000	1,027,819
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	2,311,000	2,409,217
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	3,995,000	4,274,650
Washington Prime Group, L.P., Sr. Unsec. Notes, 5.95%, 08/15/2024	1,685,000	1,727,422
		14,276,302

Packaged Foods & Meats–0.18%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	210,000	216,563
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	405,000	410,062
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	1,273,000	1,247,149
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	249,000	258,026
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	580,000	617,700
		2,749,500

Paper Packaging–0.32%
Graphic Packaging International Inc.,
Sr. Unsec. Gtd. Notes, 4.13%, 08/15/2024	110,000	113,850
4.88%, 11/15/2022	315,000	335,475
International Paper Co., Sr. Unsec. Global Notes, 5.15%, 05/15/2046	3,831,000	4,349,982
		4,799,307

Paper Products–0.11%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	1,187,000	1,189,967
Mercer International Inc. (Canada),
Sr. Unsec. Global Notes, 7.75%, 12/01/2022	140,000	149,625
Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	122,000	127,643
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	212,000	215,975
		1,683,210

Pharmaceuticals–0.39%
Eli Lilly and Co., Sr. Unsec. Global Notes, 2.35%, 05/15/2022	1,929,000	1,950,246
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	169,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Corporate Bond Fund

	Principal Amount	Value
Pharmaceuticals–(continued)
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/2046	$2,350,000	$2,535,960
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	620,000	570,400
5.88%, 05/15/2023(b)	120,000	102,450
6.13%, 04/15/2025(b)	235,000	199,162
7.00%, 10/01/2020(b)	150,000	150,188
7.25%, 07/15/2022(b)	265,000	253,406
		5,930,812

Property & Casualty Insurance–1.00%
Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	1,505,000	1,607,600
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	1,700,000	1,929,991
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/2019	6,330,000	7,074,566
Liberty Mutual Group Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	2,105,000	2,662,825
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/2023(b)	5,000	5,402
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	1,585,000	1,747,751
		15,028,135

Railroads–0.04%
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	545,000	572,250

Regional Banks–1.10%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	418,000	452,485
5.00%, 08/01/2023	315,000	342,169
Citizens Financial Group, Inc.,
Jr. Unsec. Sub. Global Bonds, 5.50%(c)	1,100,000	1,155,000
Sr. Unsec. Global Notes, 2.38%, 07/28/2021	5,719,000	5,700,977
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	2,730,000	2,931,479
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	1,300,000	1,530,616
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	4,206,000	4,426,815
		16,539,541

Reinsurance–0.19%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	2,665,000	2,910,420

Residential REIT’s–0.25%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	3,600,000	3,735,817

	Principal Amount	Value
Restaurants–0.87%
1011778 BC ULC/ New Red Finance, Inc. (Canada),
Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	$3,643,000	$3,743,182
6.00%, 04/01/2022(b)	5,389,000	5,577,615
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	2,893,000	2,976,174
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	266,000	281,295
Carrols Restaurant Group, Inc.,
Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	275,000	293,563
Sec. Gtd. Second Lien Notes, 8.00%, 05/01/2022(b)	116,000	123,830
KFC Holding Co. (The)/Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	144,000	148,320
		13,143,979

Retail REIT’s–0.16%
Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	2,414,000	2,409,813

Semiconductors–1.90%
Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	2,420,000	2,479,842
4.50%, 12/05/2036	595,000	624,707
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.00%, 01/15/2022(b)	8,835,000	8,973,047
3.88%, 01/15/2027(b)	5,965,000	6,166,319
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	368,000	390,080
NXP B.V./NXP Funding LLC (Netherlands),
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	2,379,000	2,490,515
Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	7,160,000	7,423,946
		28,548,456

Sovereign Debt–1.31%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	4,440,000	4,679,760
Banque Ouest Africaine de Développement (Supranational), Sr. Unsec. Notes, 5.00%, 07/27/2027(b)	8,000,000	8,215,020
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.86%, 06/21/2047	3,406,000	3,551,385
Jamaica Government International Bond (Jamaica), Sr. Unsec. Global Notes, 7.88%, 07/28/2045	2,620,000	3,216,050
		19,662,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Corporate Bond Fund

	Principal Amount	Value
Specialized Consumer Services–0.06%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	$315,000	$324,450
Sr. Unsec. Notes, 7.45%, 08/15/2027	522,000	568,327
		892,777

Specialized Finance–2.75%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	21,185,000	22,959,244
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Sr. Unsec. Gtd. Global Notes, 3.50%, 05/26/2022	1,798,000	1,848,569
4.63%, 10/30/2020	540,000	574,560
5.00%, 10/01/2021	890,000	963,981
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	1,965,000	1,968,020
3.38%, 06/01/2021	3,865,000	3,991,538
3.88%, 04/01/2021	3,960,000	4,154,200
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/2020	95,000	106,638
Sr. Unsec. Notes, 5.00%, 04/01/2023	714,000	763,980
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	3,800,000	4,020,875
		41,351,605

Specialized REIT’s–1.00%
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	5,750,000	6,121,057
CyrusOne L.P./CyrusOne Finance Corp.,
Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	98,000	102,655
5.38%, 03/15/2027(b)	218,000	230,808
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	4,526,000	5,135,138
Equinix Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	36,000	38,790
5.88%, 01/15/2026	699,000	768,900
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	306,000	333,157
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	243,000	259,099
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	300,000	318,750
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	769,000	834,365
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	317,000	312,245

	Principal Amount	Value
Specialized REIT’s–(continued)
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	$542,000	$563,680
		15,018,644

Specialty Chemicals–0.67%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	255,000	266,475
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	306,000	313,650
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	350,000	395,500
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	371,000	428,969
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	546,000	574,665
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	260,000	282,425
Sherwin-Williams Co. (The),
Sr. Unsec. Global Notes, 3.13%, 06/01/2024	1,642,000	1,668,713
3.45%, 06/01/2027	3,311,000	3,352,692
Sr. unsec. Global Notes, 4.50%, 06/01/2047	2,563,000	2,692,115
Venator Finance S.a.r.l./Venator Materials Corp. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(b)	128,000	131,040
		10,106,244

Steel–0.27%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	299,000	353,194
Steel Dynamics, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	352,000	374,440
5.13%, 10/01/2021	905,000	934,413
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	2,277,000	2,328,232
		3,990,279

Systems Software–0.29%
Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	1,868,000	2,061,405
VMware, Inc., Sr. Unsec. Global Notes, 3.90%, 08/21/2027	2,334,000	2,359,510
		4,420,915

Technology Distributors–0.18%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	2,250,000	2,353,614
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	271,000	284,211
		2,637,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Corporate Bond Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.79%
Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	$1,435,000	$1,557,777
Dell International LLC/ EMC Corp.,
Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	6,007,000	6,709,897
8.35%, 07/15/2046(b)	1,447,000	1,878,791
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	725,000	803,844
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	342,000	374,490
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	469,000	558,696
		11,883,495

Tobacco–0.98%
BAT Capital Corp. (United Kingdom),
Sr. Unsec. Gtd. Notes, 2.76%, 08/15/2022(b)	4,382,000	4,398,514
3.22%, 08/15/2024(b)	2,862,000	2,887,689
3.56%, 08/15/2027(b)	4,140,000	4,214,909
4.54%, 08/15/2047(b)	3,142,000	3,255,052
		14,756,164

Trading Companies & Distributors–0.15%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	391,000	409,084
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	621,000	645,064
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(b)	461,000	478,287
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	175,000	192,063
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	248,000	265,360
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	160,000	170,000
5.88%, 09/15/2026	75,000	81,656
		2,241,514

Trucking–0.37%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	420,000	412,125
DAE Funding LLC (United Arab Emirates),
Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	2,872,000	2,915,080
4.50%, 08/01/2022(b)	1,483,000	1,518,221
Hertz Corp. (The),
Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	112,000	113,680
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	145,000	139,563
6.75%, 04/15/2019	280,000	279,650
7.38%, 01/15/2021	145,000	143,550
		5,521,869

	Principal Amount	Value
Wireless Telecommunication Services–2.33%
América Móvil, S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/2042	$1,955,000	$2,056,355
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	2,320,000	2,895,497
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	745,000	799,012
Rogers Communications Inc. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	1,565,000	1,701,898
5.00%, 03/15/2044	4,835,000	5,583,876
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	182,000	199,290
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	558,000	615,893
7.63%, 02/15/2025	250,000	281,875
7.88%, 09/15/2023	1,110,000	1,265,400
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	18,801,000	19,095,270
Wind Acquisition Finance S.A. (Italy),
Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	400,000	416,500
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	200,000	208,000
		35,118,866
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,277,799,958)		1,340,021,879

U.S. Treasury Securities–6.07%
U.S. Treasury Bills–0.05%
1.11%, 02/01/2018(f)(g)	805,000	801,446

U.S. Treasury Notes–4.44%
1.88%, 07/31/2022	27,723,600	27,933,692
2.13%, 07/31/2024	14,282,800	14,452,687
2.25%, 08/15/2027	24,194,100	24,472,427
		66,858,806

U.S. Treasury Bonds–1.58%
3.00%, 05/15/2047	22,566,900	23,829,236
Total U.S. Treasury Securities (Cost $90,719,326)		91,489,488

	Shares
Preferred Stocks–1.36%
Investment Banking & Brokerage–1.02%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	3,285,460
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,785,700
Morgan Stanley, Series F, 6.88% Pfd.	150,000	4,363,500
		15,434,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Corporate Bond Fund

	Shares	Value
Regional Banks–0.23%
CIT Group Inc., Series A, 5.80% Pfd.	75,000	$78,281
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,713,200
SunTrust Banks, Inc., Series G, 5.05% Pfd.	641,000	652,218
		3,443,699

Reinsurance–0.11%
Reinsurance Group of America, Inc., 6.20% Pfd.	56,000	1,626,800
Total Preferred Stocks (Cost $17,886,000)		20,505,159

	Principal Amount
Municipal Obligations–0.20%
Florida Development Finance Corp. (Palm Bay Academy Inc.);
Series 2017 B, Taxable Sr. Lien RB, 9.00%, 05/15/2024(b)	$735,000	742,159
Series 2017, Sub. Lien Taxable Conv. CAB RB, 9.00%, 05/15/2037(b)(h)	350,000	227,500
Secondary Sub. Lien Taxable CAB RB, 0.00%, 05/15/2037(b)(e)	360,000	54,000
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	1,485,000	1,913,794
Total Municipal Obligations (Cost $2,513,443)		2,937,453

Asset-Backed Securities–0.04%
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.00%, 12/25/2034 (Cost $497,645)(i)	545,725	556,865

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–0.03%(j)
Casinos & Gaming–0.01%
Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	100,000	$125,626

Health Care Services–0.02%
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	250,000	331,690
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $398,702)			457,316

	Shares
Common Stocks & Other Equity Interests–0.00%
Broadcasting–0.00%
Adelphia Recovery Trust–Series ACC-1(k)		859,558	9

Diversified Support Services–0.00%
ACC Claims Holdings, LLC(l)(m)		727,470	2,728
Total Common Stocks & Other Equity Interests (Cost $218,117)			2,737

Money Market Funds–1.90%
Government & Agency Portfolio– Institutional Class, 0.93%(n)		17,169,453	17,169,453
Treasury Portfolio–Institutional Class, 0.90%(n)		11,446,302	11,446,302
Total Money Market Funds (Cost $28,615,755)			28,615,755
TOTAL INVESTMENTS IN SECURITIES–98.58% (Cost $1,418,648,946)			1,484,586,652
OTHER ASSETS LESS LIABILITIES–1.42%			21,391,729
NET ASSETS–100.00%			$1,505,978,381

Investment Abbreviations:

CAB	– Capital Appreciation Bonds
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Corporate Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $392,990,855, which represented 26.10% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Zero coupon bond issued at a discount.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect August 31, 2017.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2017

U.S. Dollar Denominated Bonds & Notes	89.0%
U.S. Treasury Securities	6.1
Preferred Stocks	1.3
Security types each less than 1% of portfolio	0.3
Money Market Funds Plus Other Assets Less Liabilities	3.3

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 2 Year Treasury Notes	255	December-2017	$55,159,688	$23,360	$23,360
U.S. Treasury 5 Year Treasury Notes	369	December-2017	43,726,500	61,466	61,466
U.S. Treasury 10 Year Treasury Notes	339	December-2017	43,047,703	91,787	91,787
U.S. Treasury 30 Year Treasury Notes	131	December-2017	20,448,281	104,659	104,659
Subtotal — Long				281,272	281,272

Short Futures Contracts
U.S. Treasury Ultra Bonds	349	December-2017	(59,002,813)	(317,112)	(317,112)
U.S. Treasury 10 Year Ultra Bonds	21	December-2017	(2,867,156)	(8,417)	(8,417)
Subtotal — Short				325,529	(325,529)
Total Futures Contracts — Interest Rate Risk				$(44,257)	$(44,257)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/06/2017	Goldman Sachs International	USD	4,786,190	EUR	4,132,734	$151,930

11/06/2017	TD Bank, N.A.	EUR	4,132,734	USD	4,803,465	(134,655)
11/30/2017	Citigroup Global Markets Inc.	GBP	60,075	USD	77,067	(851)
11/30/2017	Deutsche Bank Securities Inc.	EUR	640,082	USD	758,891	(9,261)
Subtotal						(144,767)
Total Open Forward Foreign Currency Contracts — Currency Risk						$7,163

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Corporate Bond Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,390,033,191)	$1,455,970,897
Investments in affiliated money market funds, at value and cost	28,615,755
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	151,930
Foreign currencies, at value (Cost $522,010)	525,776
Receivable for:
Investments sold	11,030,302
Fund shares sold	5,840,071
Dividends and interest	16,299,971
Investment for trustee deferred compensation and retirement plans	230,200
Other assets	142,518
Total assets	1,518,807,420

Liabilities:
Other investments:
Variation margin payable — futures contracts	151,706
Unrealized depreciation on forward foreign currency contracts outstanding	144,767
Payable for:
Investments purchased	6,913,845
Dividends	694,156
Fund shares reacquired	2,719,382
Amount due custodian	862,195
Accrued fees to affiliates	908,909
Accrued trustees’ and officers’ fees and benefits	5,608
Accrued other operating expenses	174,821
Trustee deferred compensation and retirement plans	253,650
Total liabilities	12,829,039
Net assets applicable to shares outstanding	$1,505,978,381

Net assets consist of:
Shares of beneficial interest	$1,432,107,399
Undistributed net investment income	1,746,878
Undistributed net realized gain	6,219,572
Net unrealized appreciation	65,904,532
$1,505,978,381

Net Assets:
Class A	$1,004,788,658
Class B	$7,084,525
Class C	$83,466,056
Class R	$7,157,330
Class Y	$84,666,189
Class R5	$5,729,050
Class R6	$313,086,573

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	134,390,250
Class B	946,067
Class C	11,078,277
Class R	956,374
Class Y	11,296,818
Class R5	765,567
Class R6	41,791,537
Class A:
Net asset value per share	$7.48
Maximum offering price per share
(Net asset value of $7.48 ÷ 95.75%)	$7.81
Class B:
Net asset value and offering price per share	$7.49
Class C:
Net asset value and offering price per share	$7.53
Class R:
Net asset value and offering price per share	$7.48
Class Y:
Net asset value and offering price per share	$7.49
Class R5:
Net asset value and offering price per share	$7.48
Class R6:
Net asset value and offering price per share	$7.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Corporate Bond Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$30,634,153
Dividends (net of foreign withholding taxes of $328)	564,931
Dividends from affiliated money market funds	123,926
Total investment income	31,323,010

Expenses:
Advisory fees	2,565,058
Administrative services fees	179,201
Custodian fees	14,490
Distribution fees:
Class A	1,222,331
Class B	10,934
Class C	418,490
Class R	16,880
Transfer agent fees — A, B, C, R and Y	1,160,727
Transfer agent fees — R5	2,639
Transfer agent fees — R6	1,265
Trustees’ and officers’ fees and benefits	20,811
Registration and filing fees	102,779
Reports to shareholders	153,870
Professional services fees	20,386
Other	11,637
Total expenses	5,901,498
Less: Fees waived and expense offset arrangement(s)	(24,754)
Net expenses	5,876,744
Net investment income	25,446,266

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	11,130,537
Foreign currencies	(52,686)
Forward foreign currency contracts	(74,688)
Futures contracts	(395,334)
Swap agreements	(578,169)
10,029,660
Change in net unrealized appreciation (depreciation) of:
Investment securities	22,672,461
Foreign currencies	4,275
Forward foreign currency contracts	9,146
Futures contracts	(14,858)
Swap agreements	82,111
22,753,135
Net realized and unrealized gain	32,782,795
Net increase in net assets resulting from operations	$58,229,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Corporate Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$25,446,266	$42,081,607
Net realized gain	10,029,660	10,070,949
Change in net unrealized appreciation	22,753,135	52,545,805
Net increase in net assets resulting from operations	58,229,061	104,698,361

Distributions to shareholders from net investment income:
Class A	(17,295,328)	(34,097,258)
Class B	(154,627)	(504,264)
Class C	(1,183,390)	(2,159,190)
Class R	(110,882)	(236,473)
Class Y	(5,063,297)	(3,504,940)
Class R5	(103,920)	(188,985)
Class R6	(1,381,396)	(1,061,017)
Total distributions from net investment income	(25,292,840)	(41,752,127)

Share transactions–net:
Class A	34,077,184	20,991,176
Class B	(3,394,141)	(6,991,110)
Class C	(3,616,542)	11,827,449
Class R	262,491	(534,321)
Class Y	(157,645,404)	207,305,063
Class R5	384,423	400,280
Class R6	282,592,127	5,249,500
Net increase in net assets resulting from share transactions	152,660,138	238,248,037
Net increase in net assets	185,596,359	301,194,271

Net assets:
Beginning of period	1,320,382,022	1,019,187,751
End of period (includes undistributed net investment income of $1,746,878 and $1,593,452, respectively)	$1,505,978,381	$1,320,382,022

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Corporate Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

24                         Invesco Corporate Bond Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

25                         Invesco Corporate Bond Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

26                         Invesco Corporate Bond Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The

27                         Invesco Corporate Bond Fund

Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Next $750 million	0.35%
Over $1.25 billion	0.22%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.36%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $17,961.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

28                         Invesco Corporate Bond Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $132,152 in front-end sales commissions from the sale of Class A shares and $14,199, $2 and $3,377 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,340,021,879	$—	$1,340,021,879
U.S. Treasury Securities	—	91,489,488	—	91,489,488
Preferred Stocks	19,852,941	652,218	—	20,505,159
Municipal Obligations	—	2,937,453	—	2,937,453
Asset-Backed Securities	—	556,865	—	556,865
Non-U.S. Dollar Denominated Bonds & Notes	—	457,316	—	457,316
Common Stocks & Other Equity Interests	—	9	2,728	2,737
Money Market Funds	28,615,755	—	—	28,615,755
	48,468,696	1,436,115,228	2,728	1,484,586,652
Forward Foreign Currency Contracts*	—	7,163	—	7,163
Futures Contracts*	(44,257)	—	—	(44,257)
Total Investments	$48,424,439	$1,436,122,391	$2,728	$1,484,549,558

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual

29                         Invesco Corporate Bond Fund

obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$281,272	$281,272
Unrealized appreciation on forward foreign currency contracts outstanding	151,930	—	151,930
Total Derivative Assets	151,930	281,272	433,202
Derivatives not subject to master netting agreements	—	(281,272)	(281,272)
Total Derivative Assets subject to master netting agreements	$151,930	$—	$151,930

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$(325,529)	$(325,529)
Unrealized depreciation on forward foreign currency contracts outstanding	(144,767)	—	(144,767)
Total Derivative Liabilities	(144,767)	(325,529)	(470,296)
Derivatives not subject to master netting agreements	—	325,529	325,529
Total Derivative Liabilities subject to master netting agreements	$(144,767)	$—	$(144,767)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged			Net Amount
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts		Non-Cash	Cash
Citigroup Global Markets Inc.	$—	$(851)	$(851)	$—		$—	$(851)
Deutsche Bank Securities Inc.	—	(9,261)	(9,261)	—		—	(9,261)
Goldman Sachs International	151,930	—	151,930	—		—	151,930
TD Bank, N.A.	—	(134,655)	(134,655)	—		—	(134,655)
Total	$151,930	$(144,767)	$7,163	$—	$		$7,163

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(74,688)	$—	$(74,688)
Futures contracts	—	—	(395,334)	(395,334)
Swap agreements	(578,169)	—	—	(578,169)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	9,146	—	9,146
Futures contracts	—	—	(14,858)	(14,858)
Swap agreements	82,111	—	—	82,111
Total	$(496,058)	$(65,542)	$(410,192)	$(971,792)

30                         Invesco Corporate Bond Fund

The table below summarizes the six months average notional value of forward foreign currency contracts and futures contracts and the four months average notional value of swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$4,195,981	$154,447,357	$23,796,500

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,793.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $756,516,411 and $618,833,161, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $700,010,371 and $697,714,490, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$67,087,084
Aggregate unrealized (depreciation) of investments	(2,934,041)
Net unrealized appreciation of investments	$64,153,043

Cost of investments for tax purposes is $1,420,433,609.

31                         Invesco Corporate Bond Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	17,471,440	$128,558,340	32,765,846	$237,694,323
Class B	19,237	141,543	89,843	653,410
Class C	1,976,374	14,669,462	5,039,470	36,826,847
Class R	198,711	1,466,291	346,738	2,524,891
Class Y	19,173,555	141,426,116	34,006,288	248,804,722
Class R5	66,778	494,509	80,467	579,999
Class R6	38,234,137	285,857,975	643,218	4,662,323

Issued as reinvestment of dividends:
Class A	2,040,285	15,097,874	4,024,397	29,304,575
Class B	18,015	133,371	60,635	441,981
Class C	137,727	1,026,972	257,878	1,890,304
Class R	14,844	109,894	32,267	235,008
Class Y	540,310	4,006,340	397,592	2,896,784
Class R5	13,978	103,476	25,832	188,103
Class R6	185,381	1,381,376	145,603	1,061,014

Automatic conversion of Class B shares to Class A shares:
Class A	340,890	2,515,404	667,439	4,832,263
Class B	(340,439)	(2,515,404)	(666,464)	(4,832,263)

Reacquired:
Class A	(15,235,291)	(112,094,434)	(34,523,672)	(250,839,985)
Class B	(156,555)	(1,153,651)	(448,180)	(3,254,238)
Class C	(2,597,397)	(19,312,976)	(3,680,844)	(26,889,702)
Class R	(178,942)	(1,313,694)	(450,522)	(3,294,220)
Class Y	(40,569,221)	(303,077,860)	(6,090,876)	(44,396,443)
Class R5	(29,179)	(213,562)	(51,909)	(367,822)
Class R6	(623,336)	(4,647,224)	(66,151)	(473,837)
Net increase in share activity	20,701,302	$152,660,138	32,604,895	$238,248,037

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32                         Invesco Corporate Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$7.31	$0.13	$0.17	$0.30	$(0.13)	$7.48	4.16%		$1,004,789	0.85	%(d)	0.85	%(d)	3.54	%(d)	96%
Year ended 02/28/17	6.89	0.26	0.42	0.68	(0.26)	7.31	9.97		948,305	0.90		0.90		3.60		212
Year ended 02/29/16	7.40	0.27	(0.52)	(0.25)	(0.26)	6.89	(3.37)		873,526	0.90		0.90		3.79		202
Year ended 02/28/15	7.21	0.28	0.20	0.48	(0.29)	7.40	6.71		870,961	0.91		0.91		3.74		228
Year ended 02/28/14	7.26	0.28	(0.05)	0.23	(0.28)	7.21	3.26		789,268	0.92		0.92		4.01		188
Year ended 02/28/13	7.03	0.27	0.25	0.52	(0.29)	7.26	7.58		882,544	0.89		0.89		3.77		68
Class B
Six months ended 08/31/17	7.32	0.13	0.17	0.30	(0.13)	7.49	4.15	(e)	7,085	0.85	(d)(e)	0.85	(d)(e)	3.54	(d)(e)	96
Year ended 02/28/17	6.90	0.26	0.42	0.68	(0.26)	7.32	9.96	(e)	10,289	0.90	(e)	0.90	(e)	3.60	(e)	212
Year ended 02/29/16	7.41	0.27	(0.52)	(0.25)	(0.26)	6.90	(3.36	)(e)	16,348	0.90	(e)	0.90	(e)	3.79	(e)	202
Year ended 02/28/15	7.22	0.28	0.20	0.48	(0.29)	7.41	6.70	(e)	26,504	0.91	(e)	0.91	(e)	3.74	(e)	228
Year ended 02/28/14	7.27	0.28	(0.05)	0.23	(0.28)	7.22	3.27	(e)	37,235	0.92	(e)	0.92	(e)	4.01	(e)	188
Year ended 02/28/13	7.03	0.27	0.26	0.53	(0.29)	7.27	7.59	(e)	56,765	0.89	(e)	0.89	(e)	3.77	(e)	68
Class C
Six months ended 08/31/17	7.36	0.11	0.16	0.27	(0.10)	7.53	3.74		83,466	1.58	(d)(f)	1.58	(d)(f)	2.81	(d)(f)	96
Year ended 02/28/17	6.92	0.21	0.42	0.63	(0.19)	7.36	9.17		85,127	1.65		1.65		2.85		212
Year ended 02/29/16	7.42	0.22	(0.53)	(0.31)	(0.19)	6.92	(4.18	)(f)	68,853	1.64	(f)	1.64	(f)	3.05	(f)	202
Year ended 02/28/15	7.21	0.22	0.20	0.42	(0.21)	7.42	5.94		68,187	1.66		1.66		2.99		228
Year ended 02/28/14	7.24	0.23	(0.05)	0.18	(0.21)	7.21	2.52		58,355	1.67		1.67		3.26		188
Year ended 02/28/13	7.00	0.22	0.26	0.48	(0.24)	7.24	6.88		69,568	1.62		1.64		3.04		68
Class R
Six months ended 08/31/17	7.31	0.12	0.17	0.29	(0.12)	7.48	4.03		7,157	1.10	(d)	1.10	(d)	3.29	(d)	96
Year ended 02/28/17	6.89	0.24	0.42	0.66	(0.24)	7.31	9.70		6,742	1.15		1.15		3.35		212
Year ended 02/29/16	7.40	0.26	(0.52)	(0.26)	(0.25)	6.89	(3.62)		6,847	1.15		1.15		3.54		202
Year ended 02/28/15	7.21	0.26	0.20	0.46	(0.27)	7.40	6.45		4,358	1.16		1.16		3.49		228
Year ended 02/28/14	7.26	0.27	(0.06)	0.21	(0.26)	7.21	3.01		4,024	1.17		1.17		3.76		188
Year ended 02/28/13	7.03	0.25	0.26	0.51	(0.28)	7.26	7.31		4,776	1.14		1.14		3.52		68
Class Y
Six months ended 08/31/17	7.32	0.14	0.17	0.31	(0.14)	7.49	4.28		84,666	0.60	(d)	0.60	(d)	3.79	(d)	96
Year ended 02/28/17	6.90	0.28	0.42	0.70	(0.28)	7.32	10.23		235,464	0.65		0.65		3.85		212
Year ended 02/29/16	7.41	0.29	(0.52)	(0.23)	(0.28)	6.90	(3.11)		26,500	0.65		0.65		4.04		202
Year ended 02/28/15	7.23	0.29	0.19	0.48	(0.30)	7.41	6.82		21,685	0.66		0.66		3.99		228
Year ended 02/28/14	7.27	0.30	(0.04)	0.26	(0.30)	7.23	3.67		8,291	0.67		0.67		4.26		188
Year ended 02/28/13	7.04	0.29	0.25	0.54	(0.31)	7.27	7.84		9,160	0.64		0.64		4.02		68
Class R5
Six months ended 08/31/17	7.31	0.14	0.17	0.31	(0.14)	7.48	4.33		5,729	0.53	(d)	0.53	(d)	3.86	(d)	96
Year ended 02/28/17	6.89	0.29	0.42	0.71	(0.29)	7.31	10.34		5,222	0.56		0.56		3.94		212
Year ended 02/29/16	7.40	0.29	(0.51)	(0.22)	(0.29)	6.89	(2.98)		4,547	0.54		0.54		4.15		202
Year ended 02/28/15	7.22	0.31	0.19	0.50	(0.32)	7.40	7.03		4,293	0.47		0.47		4.18		228
Year ended 02/28/14	7.27	0.32	(0.06)	0.26	(0.31)	7.22	3.71		1,862	0.49		0.49		4.44		188
Year ended 02/28/13	7.03	0.30	0.26	0.56	(0.32)	7.27	8.18		6,497	0.47		0.47		4.19		68
Class R6
Six months ended 08/31/17	7.32	0.15	0.17	0.32	(0.15)	7.49	4.37		313,087	0.43	(d)	0.43	(d)	3.96	(d)	96
Year ended 02/28/17	6.90	0.29	0.42	0.71	(0.29)	7.32	10.43		29,232	0.47		0.47		4.03		212
Year ended 02/29/16	7.40	0.30	(0.50)	(0.20)	(0.30)	6.90	(2.80)		22,567	0.46		0.46		4.23		202
Year ended 02/28/15	7.22	0.31	0.19	0.50	(0.32)	7.40	7.04		32,408	0.46		0.46		4.19		228
Year ended 02/28/14	7.26	0.31	(0.04)	0.27	(0.31)	7.22	3.85		20,392	0.49		0.49		4.44		188
Year ended 02/28/13(g)	7.24	0.13	0.03	0.16	(0.14)	7.26	2.20		10,308	0.47	(h)	0.47	(h)	4.19	(h)	68

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $972,226, $8,676, $84,664, $6,697, $267,802, $5,343 and $69,726 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.99% for the six months ended August 31, 2017 and the year ended February 29, 2016, respectively.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

33                         Invesco Corporate Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,041.60	$4.37	$1,020.92	$4.33	0.85%
B	1,000.00	1,041.50	4.37	1,020.92	4.33	0.85
C	1,000.00	1,037.40	8.11	1,017.24	8.03	1.58
R	1,000.00	1,040.30	5.66	1,019.66	5.60	1.10
Y	1,000.00	1,042.80	3.09	1,022.18	3.06	0.60
R5	1,000.00	1,043.30	2.73	1,022.53	2.70	0.53
R6	1,000.00	1,043.70	2.22	1,023.04	2.19	0.43

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

34                         Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Corporate Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the

Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper BBB Rated Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual

35                         Invesco Corporate Bond Fund

management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one closed-end fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

36                         Invesco Corporate Bond Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Corporate Bond Fund, an investment portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	1,075,643,705	36,896,019
	James T. Bunch	1,075,509,176	37,030,549
	Bruce L. Crockett	1,075,572,644	36,967,081
	Jack M. Fields	1,076,035,319	36,504,406
	Martin L. Flanagan	1,076,134,468	36,405,257
	Cynthia Hostetler	1,077,172,262	35,367,462
	Dr. Eli Jones	1,076,007,958	36,531,767
	Dr. Prema Mathai-Davis	1,076,513,866	36,025,858
	Teresa M. Ressel	1,077,257,019	35,282,705
	Dr. Larry Soll	1,075,538,189	37,001,536
	Ann Barnett Stern	1,076,992,294	35,547,430
	Raymond Stickel, Jr.	1,075,682,835	36,856,890
	Philip A. Taylor	1,075,984,768	36,554,957
	Robert C. Troccoli	1,075,677,176	36,862,549
	Christopher L. Wilson	1,076,067,941	36,471,783

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Corporate Bond Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	665,640,138	81,566,356	41,892,423	414,647,129
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	55,080,663	4,454,516	3,992,261	29,459,636
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	57,059,407	2,559,824	3,908,233	29,459,612
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	55,954,708	3,519,216	4,053,520	29,459,632

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds (Invesco Investment Securities Funds).

37                         Invesco Corporate Bond Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	Invesco Distributors, Inc.	VK-CBD-SAR-1	10172017	0934

Semiannual Report to Shareholders	August 31, 2017
Invesco Global Real Estate Fund
Nasdaq:
A: AGREX ⬛ B: BGREX ⬛ C: CGREX ⬛ R: RGREX ⬛ Y: ARGYX ⬛ R5: IGREX ⬛ R6: FGREX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.46%
Class B Shares	4.07
Class C Shares	4.07
Class R Shares	4.33
Class Y Shares	4.59
Class R5 Shares	4.62
Class R6 Shares	4.66
MSCI World Index▼ (Broad Market Index)	7.80
Custom Invesco Global Real Estate Index∎ (Style-Specific Index)	5.28
Lipper Global Real Estate Funds Classification Average♦ (Peer Group)	4.04
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (net) through June 30, 2014; and the FTSE/EPRA NAREIT Global Index (net) from July 1, 2014.

    The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

    The FTSE EPRA/NAREIT Developed Index (Net) is an unmanaged index considered representative of global real estate companies and REITs. The index is computed using the net return which withholds taxes for non-resident investors.

    The FTSE EPRA/NAREIT Global Index (Net) is designed to track the performance of listed real estate companies and REITs in both developed and emerging markets.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Real Estate Fund

Average Annual Total Returns
As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	5.24%
10 Years	1.40
5 Years	5.32
1 Year	-4.45

Class B Shares
Inception (4/29/05)	5.22%
10 Years	1.36
5 Years	5.39
1 Year	-4.49

Class C Shares
Inception (4/29/05)	4.94%
10 Years	1.20
5 Years	5.71
1 Year	-0.66

Class R Shares
Inception (4/29/05)	5.47%
10 Years	1.71
5 Years	6.25
1 Year	0.82

Class Y Shares
10 Years	2.20%
5 Years	6.78
1 Year	1.33

Class R5 Shares
Inception (4/29/05)	6.25%
10 Years	2.51
5 Years	7.06
1 Year	1.53

Class R6 Shares
10 Years	2.26%
5 Years	7.11
1 Year	1.53

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	5.09%
10 Years	1.09
5 Years	5.46
1 Year	-4.44

Class B Shares
Inception (4/29/05)	5.06%
10 Years	1.05
5 Years	5.56
1 Year	-4.55

Class C Shares
Inception (4/29/05)	4.79%
10 Years	0.90
5 Years	5.88
1 Year	-0.65

Class R Shares
Inception (4/29/05)	5.32%
10 Years	1.41
5 Years	6.40
1 Year	0.83

Class Y Shares
10 Years	1.89%
5 Years	6.95
1 Year	1.34

Class R5 Shares
Inception (4/29/05)	6.10%
10 Years	2.21
5 Years	7.23
1 Year	1.54

Class R6 Shares
10 Years	1.94%
5 Years	7.26
1 Year	1.62

value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 2.11%, 1.61%, 1.11%, 0.88% and 0.81%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco Global Real Estate Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.92%
Australia–5.31%
Dexus	1,121,987	$8,565,112
Goodman Group	2,440,241	16,107,072
GPT Group (The)	2,907,184	11,615,155
Mirvac Group	4,493,980	8,335,138
Scentre Group	5,790,266	17,848,303
Westfield Corp.	2,799,040	16,598,310
		79,069,090

Brazil–0.64%
BR Malls Participacoes S.A.	1,203,276	5,198,397
BR Properties S.A.	851,400	2,972,327
MRV Engenharia e Participacoes S.A.	303,100	1,298,862
		9,469,586

Canada–2.36%
Allied Properties REIT	264,692	8,205,516
Canadian Apartment Properties REIT	227,970	6,256,532
Chartwell Retirement Residences	372,711	4,390,629
H&R REIT	320,200	5,477,274
Killam Apartment REIT	61,260	638,748
RioCan REIT	390,300	7,439,049
Smart REIT	108,500	2,644,074
		35,051,822

China–5.50%
Agile Group Holdings Ltd.	1,244,000	1,491,077
CapitaLand Retail China Trust	921,000	1,083,410
China Evergrande Group(a)	2,644,000	7,990,416
China Jinmao Holdings Group Ltd.	5,290,000	2,352,403
China Overseas Grand Oceans Group Ltd.	1,560,000	849,202
China Overseas Land & Investment Ltd.	3,759,700	13,194,024
China Resources Land Ltd.	2,845,377	8,929,627
China Vanke Co., Ltd.–Class H	2,015,200	6,038,621
CIFI Holdings (Group) Co. Ltd.	6,650,000	3,738,963
Country Garden Holdings Co. Ltd.	4,824,000	6,410,877
Global Logistic Properties Ltd.	2,767,700	6,613,576
Guangzhou R&F Properties Co. Ltd.–Class H	1,296,000	3,027,318
KWG Property Holding Ltd.	2,066,000	1,884,940
Longfor Properties Co. Ltd.	2,213,000	5,316,381
Shenzhen Investment Ltd.	4,466,200	2,037,432
Shimao Property Holdings Ltd.	1,582,000	3,270,083
Sino-Ocean Group Holding Ltd.	3,432,500	2,368,542
Sunac China Holdings Ltd.	828,000	2,486,423
Yanlord Land Group Ltd.	2,223,500	2,836,975
		81,920,290

	Shares	Value
France–3.31%
ICADE	87,549	$7,781,594
Klepierre	348,118	14,028,607
Unibail-Rodamco S.E.	107,636	27,404,472
		49,214,673

Germany–3.76%
Deutsche Euroshop AG	74,382	2,937,705
Grand City Properties S.A.	696,701	15,178,432
LEG Immobilien AG	147,251	14,883,167
Vonovia SE	545,064	23,039,148
		56,038,452

Hong Kong–7.59%
Cheung Kong Property Holdings Ltd.	1,707,000	15,028,514
Hang Lung Properties Ltd.	5,425,000	13,219,652
Hongkong Land Holdings Ltd.	919,200	6,816,299
i-CABLE Communications Ltd.(a)	679,470	25,248
Link REIT	2,029,500	16,790,097
New World Development Co. Ltd.	10,042,000	13,772,092
Sun Hung Kai Properties Ltd.	1,465,100	24,450,472
Swire Properties Ltd.	3,265,200	11,323,684
Wharf (Holdings) Ltd. (The)	1,211,000	11,567,560
		112,993,618

India–0.17%
Ascendas India Trust	2,888,900	2,460,860

Indonesia–0.41%
PT Ciputra Development Tbk	37,385,574	3,278,453
PT Pakuwon Jati Tbk	56,841,300	2,861,804
		6,140,257

Ireland–0.41%
Green REIT PLC	3,567,533	6,115,893

Japan–8.95%
Activia Properties, Inc.	1,071	4,709,272
Advance Residence Investment Corp.	1,722	4,414,406
AEON REIT Investment Corp.	2,968	3,214,465
Daiwa House REIT Investment Corp.	1,608	3,931,154
Daiwa Office investment Corp.	1,356	6,778,009
GLP J-REIT(b)	885	944,966
GLP J-REIT	6,059	6,469,546
Hulic Reit, Inc.	3,209	4,859,468
Japan Excellent, Inc.	525	630,764
Japan Hotel REIT Investment Corp.	7,815	5,380,587
Japan Logistics Fund Inc.	1,176	2,396,922
Japan Real Estate Investment Corp.	2,468	12,794,543
Japan Retail Fund Investment Corp.	2,494	4,588,779
Mitsubishi Estate Co., Ltd.	1,599,500	27,598,799
Mitsui Fudosan Co., Ltd.	1,293,400	28,040,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Fund

	Shares	Value
Japan–(continued)
Nippon Building Fund Inc.	1,077	$5,733,616
Nomura Real Estate Master Fund, Inc.	3,719	4,914,695
Tokyo Tatemono Co., Ltd.	472,700	5,840,055
		133,240,239

Malaysia–0.34%
IOI Properties Group Bhd.	2,982,700	1,395,064
KLCCP Stapled Group	956,700	1,747,193
Mah Sing Group Bhd.	5,705,600	1,977,122
		5,119,379

Malta–0.01%
BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)(c)	9,888,325	182,467

Mexico–0.51%
Fibra Uno Administracion S.A. de C.V.	2,702,900	4,810,356
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	2,056,100	2,755,358
		7,565,714

Netherlands–0.46%
Wereldhave N.V.	138,448	6,784,049

Philippines–0.83%
Ayala Land, Inc.	6,503,800	5,341,015
Robinsons Land Corp.	5,240,100	2,380,856
SM Prime Holdings Inc.	7,157,600	4,669,307
		12,391,178

Singapore–2.17%
Ascendas REIT	2,364,200	4,644,025
CapitaLand Commercial Trust	2,216,400	2,846,177
CapitaLand Ltd.	1,313,100	3,667,040
CapitaLand Mall Trust	5,054,400	8,089,127
City Developments Ltd.	1,140,200	9,864,701
Mapletree Industrial Trust	2,315,400	3,167,687
		32,278,757

South Africa–1.09%
Growthpoint Properties Ltd.	3,010,678	5,820,116
Hyprop Investments Ltd.	406,378	3,564,999
Resilient REIT Ltd.	273,770	2,631,684
SA Corporate Real Estate Ltd.	10,016,581	4,165,299
		16,182,098

Spain–1.12%
Inmobiliaria Colonial S.A.	776,242	7,588,590
Merlin Properties Socimi, S.A.	661,094	9,109,900
		16,698,490

Sweden–1.26%
Castellum AB	518,243	8,114,568
Hufvudstaden AB–Class A	98,330	1,747,561
Wihlborgs Fastigheter AB	369,095	8,961,526
		18,823,655

	Shares	Value
Switzerland–1.01%
Swiss Prime Site AG(a)	165,614	$14,993,007

Thailand–0.46%
Central Pattana PCL	2,510,200	5,390,186
Supalai PCL–NVDR	1,966,700	1,496,615
		6,886,801

United Arab Emirates–0.16%
Emaar Malls PJSC	3,468,476	2,326,358

United Kingdom–4.48%
Big Yellow Group PLC	570,876	5,968,807
Derwent London PLC	193,692	6,973,433
Great Portland Estates PLC	970,573	7,605,636
Hansteen Holdings PLC	3,335,389	5,715,156
Land Securities Group PLC	938,827	12,262,320
SEGRO PLC	1,571,753	10,935,339
Tritax Big Box REIT PLC	3,189,211	5,893,607
UNITE Group PLC (The)	1,271,374	11,393,896
		66,748,194

United States–46.61%
Acadia Realty Trust	196,944	5,650,323
American Campus Communities, Inc.	212,636	10,119,347
American Homes 4 Rent–Class A	642,225	14,231,706
American Tower Corp.–Class A	27,385	4,054,349
Apple Hospitality REIT, Inc.	588,521	10,699,312
AvalonBay Communities, Inc.	120,272	22,578,663
Boston Properties, Inc.	278,407	33,575,884
Brandywine Realty Trust	470,394	8,081,369
Brixmor Property Group, Inc.	598,117	11,196,750
Brookdale Senior Living Inc.(a)	233,416	2,831,336
Cousins Properties, Inc.	1,479,357	13,831,988
Crown Castle International Corp.	29,590	3,208,740
Digital Realty Trust, Inc.	79,610	9,421,047
EastGroup Properties, Inc.	38,415	3,413,557
Education Realty Trust, Inc.	48,400	1,870,176
Equinix, Inc.	12,731	5,963,328
Equity Residential	599,135	40,231,915
Essex Property Trust, Inc.	94,143	25,039,214
Extra Space Storage Inc.	125,297	9,726,806
Federal Realty Investment Trust	108,176	13,730,780
GGP Inc.	720,599	14,952,429
HCP, Inc.	496,749	14,808,088
Healthcare Realty Trust, Inc.	531,720	17,695,642
Host Hotels & Resorts Inc.	785,619	14,235,416
Hudson Pacific Properties Inc.	688,962	22,735,746
Invitation Homes Inc.	413,172	9,560,800
JBG SMITH Properties(a)	62,450	2,044,005
Kimco Realty Corp.	510,947	10,024,780
Liberty Property Trust	442,870	18,866,262
Macerich Co. (The)	303,600	16,020,972
Mid-America Apartment Communities, Inc.	57,972	6,171,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Fund

	Shares	Value
United States–(continued)
National Health Investors, Inc.	90,369	$7,245,786
National Retail Properties, Inc.	102,391	4,283,016
Paramount Group, Inc.	428,921	6,768,373
Pebblebrook Hotel Trust	315,983	10,613,869
Physicians Realty Trust	183,344	3,434,033
Prologis, Inc.	635,016	40,234,614
Public Storage	171,107	35,135,111
QTS Realty Trust, Inc.–Class A	290,236	15,724,986
Realty Income Corp.	201,569	11,602,312
Regency Centers Corp.	82,895	5,331,806
Retail Opportunity Investments Corp.	239,644	4,754,537
RLJ Lodging Trust	156,516	3,158,493
SBA Communications Corp.–Class A(a)	18,894	2,901,174
Simon Property Group, Inc.	317,037	49,727,253
SL Green Realty Corp.	19,483	1,877,772
Sun Communities, Inc.	191,169	17,264,472
Terreno Realty Corp.	134,362	4,870,622
Ventas, Inc.	170,795	11,689,210
Vornado Realty Trust	286,527	21,343,396

	Shares	Value
United States–(continued)
Washington REIT	316,837	$10,411,264
Weingarten Realty Investors	15,350	491,814
Welltower Inc.	387,856	28,398,816
		693,835,158
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,250,105,449)		1,472,530,085

Money Market Funds–0.05%
Government & Agency Portfolio–Institutional Class, 0.93%(d)	473,115	473,115
Treasury Portfolio–Institutional Class, 0.90%(d)	315,410	315,410
Total Money Market Funds (Cost $788,525)		788,525
TOTAL INVESTMENTS IN SECURITIES–98.97% (Cost $1,250,893,974)		1,473,318,610
OTHER ASSETS LESS LIABILITIES–1.03%		15,248,464
NET ASSETS–100.00%		$1,488,567,074

Investment Abbreviations:

NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,127,433, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

Portfolio Composition

By country, based on Net Assets

as of August 31, 2017

United States	46.6%
Japan	8.9
Hong Kong	7.6
China	5.5
Australia	5.3
United Kingdom	4.5
Germany	3.8
France	3.3
Canada	2.3
Singapore	2.2
Countries each less than 2.0% of portfolio	8.9
Money Market Funds Plus Other Assets Less Liabilities	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,250,105,449)	$1,472,530,085
Investments in affiliated money market funds, at value and cost	788,525
Foreign currencies, at value (Cost $8,100,563)	8,100,880
Receivable for:
Investments sold	10,058,495
Fund shares sold	2,033,649
Dividends	2,786,793
Investment for trustee deferred compensation and retirement plans	153,721
Other assets	106,942
Total assets	1,496,559,090

Liabilities:
Payable for:
Investments purchased	4,556,656
Fund shares reacquired	1,609,985
Accrued foreign taxes	283,371
Accrued fees to affiliates	1,252,680
Accrued trustees’ and officers’ fees and benefits	5,412
Accrued other operating expenses	109,551
Trustee deferred compensation and retirement plans	174,361
Total liabilities	7,992,016
Net assets applicable to shares outstanding	$1,488,567,074

Net assets consist of:
Shares of beneficial interest	$1,312,162,073
Undistributed net investment income	(25,021,155)
Undistributed net realized gain (loss)	(21,010,943)
Net unrealized appreciation	222,437,099
$1,488,567,074

Net Assets:
Class A	$174,870,033
Class B	$617,882
Class C	$30,854,429
Class R	$19,149,779
Class Y	$767,723,999
Class R5	$282,761,631
Class R6	$212,589,321

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,121,784
Class B	46,360
Class C	2,314,276
Class R	1,436,788
Class Y	57,582,478
Class R5	21,255,255
Class R6	15,981,929
Class A:
Net asset value per share	$13.33
Maximum offering price per share
(Net asset value of $13.33 ÷ 94.50%)	$14.11
Class B:
Net asset value and offering price per share	$13.33
Class C:
Net asset value and offering price per share	$13.33
Class R:
Net asset value and offering price per share	$13.33
Class Y:
Net asset value and offering price per share	$13.33
Class R5:
Net asset value and offering price per share	$13.30
Class R6:
Net asset value and offering price per share	$13.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,577,162)	$33,718,341
Dividends from affiliated money market funds	47,987
Total investment income	33,766,328

Expenses:
Advisory fees	6,257,132
Administrative services fees	202,123
Custodian fees	135,099
Distribution fees:
Class A	224,785
Class B	3,690
Class C	159,859
Class R	48,821
Transfer agent fees — A, B, C, R and Y	1,654,941
Transfer agent fees — R5	126,698
Transfer agent fees — R6	3,243
Trustees’ and officers’ fees and benefits	22,243
Registration and filing fees	68,289
Reports to shareholders	318,492
Professional services fees	37,157
Other	13,527
Total expenses	9,276,099
Less: Fees waived and expense offset arrangement(s)	(8,610)
Net expenses	9,267,489
Net investment income	24,498,839

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (net of foreign taxes of $46,702)	17,792,906
Foreign currencies	261,003
18,053,909
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $266,709)	29,737,517
Foreign currencies	(11,695)
29,725,822
Net realized and unrealized gain	47,779,731
Net increase in net assets resulting from operations	$72,278,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$24,498,839	$34,208,262
Net realized gain	18,053,909	71,825,492
Change in net unrealized appreciation	29,725,822	118,716,682
Net increase in net assets resulting from operations	72,278,570	224,750,436

Distributions to shareholders from net investment income:
Class A	(972,261)	(8,860,988)
Class B	(1,325)	(32,975)
Class C	(54,724)	(1,033,538)
Class R	(81,973)	(663,401)
Class Y	(7,834,074)	(45,699,563)
Class R5	(2,015,252)	(11,983,975)
Class R6	(433,688)	(3,624,360)
Total distributions from net investment income	(11,393,297)	(71,898,800)

Share transactions–net:
Class A	(53,327,904)	(51,619,275)
Class B	(276,527)	(1,027,553)
Class C	(3,619,514)	(5,834,081)
Class R	(1,297,466)	413,488
Class Y	(440,261,093)	(132,878,267)
Class R5	7,482,202	(54,035,728)
Class R6	155,901,588	(37,509,298)
Net increase (decrease) in net assets resulting from share transactions	(335,398,714)	(282,490,714)
Net increase (decrease) in net assets	(274,513,441)	(129,639,078)

Net assets:
Beginning of period	1,763,080,515	1,892,719,593
End of period (includes undistributed net investment income of $(25,021,155) and $(38,126,697), respectively)	$1,488,567,074	$1,763,080,515

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

10                         Invesco Global Real Estate Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment advisor determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Divided income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11                         Invesco Global Real Estate Fund

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

12                         Invesco Global Real Estate Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $6,170.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25%

13                         Invesco Global Real Estate Fund

of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $14,729 in front-end sales commissions from the sale of Class A shares and $739 and $369 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended August 31, 2017, there were transfers from Level 1 to Level 2 of $195,033,509 and from Level 2 to Level 1 of $63,795,083, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$79,069,090	$—	$79,069,090
Brazil	9,469,586	—	—	9,469,586
Canada	35,051,822	—	—	35,051,822
China	54,641,616	27,278,674	—	81,920,290
France	21,810,201	27,404,472	—	49,214,673
Germany	56,038,452	—	—	56,038,452
Hong Kong	24,450,472	88,543,146	—	112,993,618
India	2,460,860	—	—	2,460,860
Indonesia	3,278,453	2,861,804	—	6,140,257
Ireland	6,115,893	—	—	6,115,893
Japan	46,911,424	86,328,815	—	133,240,239
Malaysia	3,724,315	1,395,064	—	5,119,379
Malta	—	—	182,467	182,467
Mexico	7,565,714	—	—	7,565,714
Netherlands	—	6,784,049	—	6,784,049
Philippines	4,669,307	7,721,871	—	12,391,178
Singapore	11,256,814	21,021,943	—	32,278,757
South Africa	16,182,098	—	—	16,182,098
Spain	9,109,900	7,588,590	—	16,698,490
Sweden	18,823,655	—	—	18,823,655
Switzerland	14,993,007	—	—	14,993,007
Thailand	6,886,801	—	—	6,886,801
United Arab Emirates	—	2,326,358	—	2,326,358
United Kingdom	59,142,558	7,605,636	—	66,748,194
United States	693,835,158	—	—	693,835,158
Money Market Funds	788,525	—	—	788,525
Total Investments	$1,107,206,631	$365,929,512	$182,467	$1,473,318,610

14                         Invesco Global Real Estate Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,440.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$9,523,065	$—	$9,523,065

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $347,635,566 and $661,398,946, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$193,300,668
Aggregate unrealized (depreciation) of investments	(28,034,026)
Net unrealized appreciation of investments	$165,266,642

Cost of investments for tax purposes is $1,308,051,968.

15                         Invesco Global Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,023,776	$13,227,959	2,609,933	$33,672,290
Class B	653	8,637	4,769	62,134
Class C	127,615	1,650,615	291,156	3,778,490
Class R	229,388	2,967,776	528,472	6,879,073
Class Y	10,733,162	138,012,387	22,680,322	292,115,351
Class R5	2,299,506	29,696,908	5,637,226	73,126,393
Class R6	12,507,308	166,126,564	1,600,986	20,833,338

Issued as reinvestment of dividends:
Class A	68,559	884,675	593,297	7,451,052
Class B	97	1,247	2,458	30,766
Class C	3,723	48,123	72,091	901,730
Class R	6,340	81,883	52,757	661,250
Class Y	551,609	7,115,214	3,359,075	42,247,521
Class R5	126,692	1,630,610	724,393	9,099,315
Class R6	33,714	433,688	288,056	3,624,360

Automatic conversion of Class B shares to Class A shares:
Class A	16,741	217,149	67,611	872,374
Class B	(16,727)	(217,149)	(67,576)	(872,374)

Reacquired:
Class A	(5,288,569)	(67,657,687)	(7,261,370)	(93,614,991)
Class B	(5,387)	(69,262)	(19,320)	(248,079)
Class C	(411,573)	(5,318,252)	(816,215)	(10,514,301)
Class R	(335,785)	(4,347,125)	(551,090)	(7,126,835)
Class Y	(44,697,066)	(585,388,694)	(35,425,623)	(467,241,139)
Class R5	(1,854,189)	(23,845,316)	(10,541,797)	(136,261,436)
Class R6	(817,246)	(10,658,664)	(4,865,733)	(61,966,996)
Net increase (decrease) in share activity	(25,697,659)	$(335,398,714)	(21,036,122)	$(282,490,714)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Global Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$12.83	$0.17	$0.40	$0.57	$(0.07)	$13.33	4.46%	$174,870	1.32	%(d)	1.32	%(d)	2.62	%(d)	21%
Year ended 02/28/17	11.94	0.20	1.16	1.36	(0.47)	12.83	11.54	221,942	1.36		1.36		1.54		57
Year ended 02/29/16	13.51	0.19	(1.53)	(1.34)	(0.23)	11.94	(10.00)	254,298	1.43		1.43		1.47		84
Year ended 02/28/15	12.11	0.21	1.53	1.74	(0.34)	13.51	14.53	300,895	1.44		1.44		1.64		43
Year ended 02/28/14	11.97	0.13	0.25	0.38	(0.24)	12.11	3.31	283,279	1.46		1.46		1.05		45
Year ended 02/28/13	10.52	0.16	1.73	1.89	(0.44)	11.97	18.35	279,049	1.48		1.48		1.41		58
Class B
Six months ended 08/31/17	12.83	0.12	0.40	0.52	(0.02)	13.33	4.07	618	2.07	(d)	2.07	(d)	1.87	(d)	21
Year ended 02/28/17	11.95	0.10	1.16	1.26	(0.38)	12.83	10.62	869	2.11		2.11		0.79		57
Year ended 02/29/16	13.52	0.09	(1.53)	(1.44)	(0.13)	11.95	(10.67)	1,761	2.18		2.18		0.72		84
Year ended 02/28/15	12.09	0.12	1.53	1.65	(0.22)	13.52	13.71	4,587	2.19		2.19		0.89		43
Year ended 02/28/14	11.94	0.04	0.26	0.30	(0.15)	12.09	2.61	7,931	2.21		2.21		0.30		45
Year ended 02/28/13	10.50	0.07	1.73	1.80	(0.36)	11.94	17.41	11,096	2.23		2.23		0.66		58
Class C
Six months ended 08/31/17	12.83	0.12	0.40	0.52	(0.02)	13.33	4.07	30,854	2.07	(d)	2.07	(d)	1.87	(d)	21
Year ended 02/28/17	11.95	0.10	1.16	1.26	(0.38)	12.83	10.62	33,299	2.11		2.11		0.79		57
Year ended 02/29/16	13.52	0.09	(1.53)	(1.44)	(0.13)	11.95	(10.67)	36,419	2.18		2.18		0.72		84
Year ended 02/28/15	12.10	0.12	1.52	1.64	(0.22)	13.52	13.62	45,476	2.19		2.19		0.89		43
Year ended 02/28/14	11.95	0.04	0.26	0.30	(0.15)	12.10	2.61	44,250	2.21		2.21		0.30		45
Year ended 02/28/13	10.50	0.07	1.74	1.81	(0.36)	11.95	17.51	45,010	2.23		2.23		0.66		58
Class R
Six months ended 08/31/17	12.83	0.15	0.40	0.55	(0.05)	13.33	4.33	19,150	1.57	(d)	1.57	(d)	2.37	(d)	21
Year ended 02/28/17	11.95	0.17	1.15	1.32	(0.44)	12.83	11.17	19,718	1.61		1.61		1.29		57
Year ended 02/29/16	13.52	0.16	(1.53)	(1.37)	(0.20)	11.95	(10.22)	17,999	1.68		1.68		1.22		84
Year ended 02/28/15	12.11	0.18	1.53	1.71	(0.30)	13.52	14.25	20,703	1.69		1.69		1.39		43
Year ended 02/28/14	11.96	0.10	0.26	0.36	(0.21)	12.11	3.13	16,415	1.71		1.71		0.80		45
Year ended 02/28/13	10.51	0.13	1.73	1.86	(0.41)	11.96	18.08	18,266	1.73		1.73		1.16		58
Class Y
Six months ended 08/31/17	12.83	0.19	0.40	0.59	(0.09)	13.33	4.59	767,724	1.07	(d)	1.07	(d)	2.87	(d)	21
Year ended 02/28/17	11.95	0.23	1.15	1.38	(0.50)	12.83	11.72	1,167,799	1.11		1.11		1.79		57
Year ended 02/29/16	13.52	0.22	(1.53)	(1.31)	(0.26)	11.95	(9.77)	1,199,430	1.18		1.18		1.72		84
Year ended 02/28/15	12.13	0.24	1.53	1.77	(0.38)	13.52	14.79	835,123	1.19		1.19		1.89		43
Year ended 02/28/14	11.98	0.16	0.26	0.42	(0.27)	12.13	3.66	640,339	1.21		1.21		1.30		45
Year ended 02/28/13	10.53	0.19	1.73	1.92	(0.47)	11.98	18.63	428,821	1.23		1.23		1.66		58
Class R5
Six months ended 08/31/17	12.81	0.20	0.39	0.59	(0.10)	13.30	4.62	282,762	0.92	(d)	0.92	(d)	3.02	(d)	21
Year ended 02/28/17	11.93	0.26	1.15	1.41	(0.53)	12.81	12.00	264,906	0.88		0.88		2.02		57
Year ended 02/29/16	13.49	0.25	(1.52)	(1.27)	(0.29)	11.93	(9.47)	296,506	0.91		0.91		1.99		84
Year ended 02/28/15	12.11	0.29	1.52	1.81	(0.43)	13.49	15.17	337,415	0.88		0.88		2.20		43
Year ended 02/28/14	11.97	0.20	0.25	0.45	(0.31)	12.11	3.91	361,220	0.89		0.89		1.62		45
Year ended 02/28/13	10.52	0.22	1.74	1.96	(0.51)	11.97	19.04	357,112	0.90		0.90		1.99		58
Class R6
Six months ended 08/31/17	12.81	0.20	0.39	0.59	(0.10)	13.30	4.66	212,589	0.83	(d)	0.83	(d)	3.11	(d)	21
Year ended 02/28/17	11.93	0.27	1.15	1.42	(0.54)	12.81	12.07	54,547	0.81		0.81		2.09		57
Year ended 02/29/16	13.49	0.26	(1.52)	(1.26)	(0.30)	11.93	(9.41)	86,307	0.84		0.84		2.06		84
Year ended 02/28/15	12.12	0.29	1.52	1.81	(0.44)	13.49	15.15	135,492	0.84		0.84		2.24		43
Year ended 02/28/14	11.97	0.20	0.27	0.47	(0.32)	12.12	4.03	163,844	0.85		0.85		1.66		45
Year ended 02/28/13(e)	11.36	0.10	0.84	0.94	(0.33)	11.97	8.40	77,714	0.84	(f)	0.84	(f)	2.05	(f)	58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $178,362, $732, $31,711, $19,369, $1,124,673, $268,916 and $75,854 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

17                         Invesco Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,044.60	$6.80	$1,018.55	$6.72	1.32%
B	1,000.00	1,040.70	10.65	1,014.77	10.51	2.07
C	1,000.00	1,040.70	10.65	1,014.77	10.51	2.07
R	1,000.00	1,043.30	8.09	1,017.29	7.98	1.57
Y	1,000.00	1,045.90	5.52	1,019.81	5.45	1.07
R5	1,000.00	1,046.20	4.74	1,020.57	4.69	0.92
R6	1,000.00	1,046.60	4.28	1,021.02	4.23	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Global Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset

19                         Invesco Global Real Estate Fund

level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to off-shore funds advised by Invesco Advisers and to the effective sub-adviser fee rate of other funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco Global Real Estate Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Real Estate Fund, an investment portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			1,075,643,705	36,896,019
	James T. Bunch			1,075,509,176	37,030,549
	Bruce L. Crockett			1,075,572,644	36,967,081
	Jack M. Fields			1,076,035,319	36,504,406
	Martin L. Flanagan			1,076,134,468	36,405,257
	Cynthia Hostetler			1,077,172,262	35,367,462
	Dr. Eli Jones			1,076,007,958	36,531,767
	Dr. Prema Mathai-Davis			1,076,513,866	36,025,858
	Teresa M. Ressel			1,077,257,019	35,282,705
	Dr. Larry Soll			1,075,538,189	37,001,536
	Ann Barnett Stern			1,076,992,294	35,547,430
	Raymond Stickel, Jr.			1,075,682,835	36,856,890
	Philip A. Taylor			1,075,984,768	36,554,957
	Robert C. Troccoli			1,075,677,176	36,862,549
	Christopher L. Wilson			1,076,067,941	36,471,783

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	89,152,254	949,568	432,784	14,357,828
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	89,755,392	345,565	433,664	14,357,813
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	89,659,503	435,405	439,708	14,357,818

The Meeting was adjourned until April 11, 2017, with respect to the following proposal:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	665,640,138	81,566,356	41,892,423	414,647,129

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds (Invesco Investment Securities Funds).

21                         Invesco Global Real Estate Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	Invesco Distributors, Inc.	GRE-SAR-1	10132017	1431

Semiannual Report to Shareholders	August 31, 2017

Invesco Government Money Market Fund
Nasdaq:
Cash Reserve: AIMXX ∎ AX: ACZXX ∎ BX: ACYXX ∎ CX: ACXXX ∎ Investor: INAXX ∎ R6: INVXX

2         Fund Information

3         Letters to Shareholders

4         Schedule of Investments

8         Financial Statements

10       Notes to Financial Statements

15       Financial Highlights

16       Fund Expenses

17       Approval of Investment Advisory and Sub-Advisory Contracts

19       Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Team managed by Invesco Advisers, Inc.

2                                 Invesco Government Money Market Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

3                             Invesco Government Money Market Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–39.87%
Federal Farm Credit Bank (FFCB)–6.38%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	05/17/2018	$4,000	$4,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	12,000	11,994,977
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	8,000	7,998,325
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.27%	11/22/2017	12,000	11,996,744
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.27%	03/22/2018	5,000	4,998,883
Unsec. Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.26%	12/08/2017	2,500	2,499,665
Unsec. Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.27%	01/02/2018	3,600	3,600,383
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	11/13/2017	12,000	11,997,699
Unsec. Bonds (1 mo. USD LIBOR + 0.18%)(a)	1.41%	02/25/2019	3,010	3,021,423
Unsec. Bonds (3 mo. USD LIBOR – 0.03%)(a)	1.18%	03/02/2018	8,560	8,570,311
				70,678,410

Federal Home Loan Bank (FHLB)–28.97%
Unsec. Bonds (1 mo. USD LIBOR – 0.07%)(a)	1.16%	02/15/2019	3,000	3,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.07%)(a)	1.16%	02/15/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.08%)(a)	1.15%	02/11/2019	5,000	5,000,287
Unsec. Bonds (1 mo. USD LIBOR – 0.08%)(a)	1.15%	02/04/2019	5,000	5,000,341
Unsec. Bonds (1 mo. USD LIBOR – 0.08%)(a)	1.16%	02/28/2019	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.09%)(a)	1.14%	01/25/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.11%)(a)	1.13%	08/01/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.12%)(a)	1.11%	12/14/2018	20,000	20,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.13%)(a)	1.10%	11/09/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.13%)(a)	1.10%	10/10/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.13%)(a)	1.10%	10/10/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.13%)(a)	1.10%	11/05/2018	18,000	18,000,000
Unsec. Bonds (1 mo. USD LIBOR – 0.14%)(a)	1.09%	10/12/2018	10,000	10,000,031
Unsec. Bonds (1 mo. USD LIBOR – 0.14%)(a)	1.10%	10/19/2018	5,000	5,000,000
Unsec. Bonds (3 mo. USD LIBOR – 0.07%)(a)	1.16%	12/12/2017	7,000	7,001,381
Unsec. Bonds (3 mo. USD LIBOR – 0.07%)(a)	1.25%	01/26/2018	3,000	3,002,914
Unsec. Bonds (3 mo. USD LIBOR – 0.16%)(a)	1.16%	02/26/2018	3,000	3,003,137
Unsec. Bonds (3 mo. USD LIBOR – 0.22%)(a)	1.05%	03/19/2018	5,000	5,000,000
Unsec. Bonds (3 mo. USD LIBOR – 0.24%)(a)	0.96%	09/01/2017	2,200	2,200,000
Unsec. Bonds (3 mo. USD LIBOR – 0.26%)(a)	1.04%	04/12/2018	5,000	5,000,000
Unsec. Bonds (3 mo. USD LIBOR – 0.26%)(a)	1.04%	04/13/2018	14,000	13,999,879
Unsec. Bonds (3 mo. USD LIBOR – 0.26%)(a)	1.04%	04/13/2018	3,000	2,999,976
Unsec. Bonds (3 mo. USD LIBOR – 0.27%)(a)	1.04%	04/20/2018	7,000	6,999,655
Unsec. Bonds (3 mo. USD LIBOR – 0.31%)(a)	1.01%	08/15/2018	18,000	17,993,592
Unsec. Bonds (3 mo. USD LIBOR – 0.38%)(a)	0.93%	10/20/2017	4,600	4,599,992
Unsec. Disc. Notes(b)	1.09%	10/20/2017	25,000	24,963,080
Unsec. Disc. Notes(b)	1.09%	10/25/2017	10,000	9,983,755
Unsec. Global Bonds	0.63%	10/26/2017	1,435	1,433,637
Unsec. Global Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.27%	09/05/2017	9,255	9,255,000
Unsec. Global Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	09/06/2017	8,000	8,000,001
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/05/2017	10,000	9,999,866
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/07/2017	5,000	4,999,881
Unsec. Global Bonds (1 mo. USD LIBOR – 0.12%)(a)	1.11%	12/21/2018	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds (1 mo. USD LIBOR – 0.13%)(a)	1.11%	11/19/2018	$5,000	$5,000,000
Unsec. Global Bonds (3 mo. USD LIBOR – 0.15%)(a)	1.16%	02/23/2018	5,000	5,000,000
Unsec. Global Bonds (3 mo. USD LIBOR – 0.16%)(a)	1.16%	02/26/2018	7,000	7,000,000
Unsec. Global Bonds (3 mo. USD LIBOR – 0.18%)(a)	1.12%	03/26/2018	5,000	5,000,000
Unsec. Global Bonds (3 mo. USD LIBOR – 0.34%)(a)	0.97%	01/23/2018	7,000	7,000,277
Unsec. Global Bonds (3 mo. USD LIBOR – 0.35%)(a)	0.96%	05/14/2018	15,000	14,995,761
Unsec. Sr. Bonds	0.75%	09/08/2017	2,615	2,614,824
				321,047,267

Federal Home Loan Mortgage Corp. (FHLMC)–0.71%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	5,000	4,984,479
Unsec. Global Notes	5.13%	11/17/2017	2,905	2,928,862
				7,913,341

Federal National Mortgage Association (FNMA)–1.55%
Unsec. Global Notes	0.88%	10/26/2017	1,906	1,905,351
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	11,250	11,249,804
Unsec. Notes (3 mo. USD LIBOR – 0.05%)(a)	1.23%	03/21/2018	4,000	4,006,138
				17,161,293

Overseas Private Investment Corp.–2.26%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	06/15/2025	5,000	5,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.10%	02/15/2028	10,000	10,000,000
				25,000,000
Total U.S. Government Sponsored Agency Securities (Cost $441,800,311)				441,800,311

U.S. Treasury Securities–7.74%
U.S. Treasury Bills–6.30%(b)
U.S. Treasury Bills	0.96%	10/26/2017	25,000	24,963,677
U.S. Treasury Bills	1.11%	01/18/2018	15,000	14,936,002
U.S. Treasury Bills	1.13%	01/04/2018	10,000	9,960,938
U.S. Treasury Bills	1.14%	01/11/2018	20,000	19,917,133
				69,777,750

U.S. Treasury Notes–1.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(a)	1.09%	04/30/2019	9,000	9,002,989
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	7,000	6,999,654
				16,002,643
Total U.S. Treasury Securities (Cost $85,780,393)				85,780,393
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–47.61% (Cost $527,580,704)				527,580,704

			Repurchase Amount
Repurchase Agreements–52.22%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	55,001,635	55,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	10,027,250	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	$10,027,300	$10,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	10,017,078	10,000,000
Bank of Nova Scotia, joint agreement dated 08/31/2017, aggregate maturing value of $200,005,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 2.50%-6.50%; 02/01/2027-08/20/2047)	1.07%	09/01/2017	55,001,635	55,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(d)	1.08%	09/06/2017	24,755,198	24,750,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	60,001,833	60,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	23,988,494	23,987,774
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	20,004,161	20,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%, 12/31/2017-08/15/2021)(e)	1.16%	10/02/2017	30,030,933	30,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	40,011,201	40,002,800
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	15,000,450	15,000,000
RBC Capital Markets LLC , joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(e)	1.16%	10/31/2017	85,000,000	85,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	20,055,106	20,000,000
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 0%-4.50%; 02/01/2026-07/20/2067)(e)	1.08%	10/10/2017	5,013,500	5,000,000
Societe Generale, joint open agreement dated 04/27/2017, aggregate maturing value of $1,500,000,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	55,001,681	55,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $5,013,811 (collateralized by domestic agency mortgage-backed securities valued at $5,100,000; 3.50%-4.00%; 08/01/2032-05/01/2047)	1.13%	09/15/2017	5,013,811	5,000,000
Total Repurchase Agreements (Cost $578,740,574)				578,740,574
TOTAL INVESTMENTS IN SECURITIES(g)–99.83% (Cost $1,106,321,278)				1,106,321,278
OTHER ASSETS LESS LIABILITIES–0.17%				1,859,144
NET ASSETS–100.00%				$1,108,180,422

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed

LIBOR	– London Interbank Offered Rate
Sr.	– Senior

Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Government Money Market Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of August 31, 2017

1-7	53.3%
8-30	1.7
31-60	8.8
61-90	2.4
91-180	11.1
181+	22.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Government Money Market Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, excluding repurchase agreements, at cost and value	$527,580,704
Repurchase agreements at cost and value	578,740,574
Receivable for:
Fund shares sold	4,907,904
Interest	468,120
Investment for trustee deferred compensation and retirement plans	281,664
Other assets	128,087
Total assets	1,112,107,053

Liabilities:
Payable for:
Dividends	16,750
Fund shares reacquired	2,629,817
Accrued fees to affiliates	800,002
Accrued trustees’ and officers’ fees and benefits	5,277
Accrued other operating expenses	159,015
Trustee deferred compensation and retirement plans	315,770
Total liabilities	3,926,631
Net assets applicable to shares outstanding	$1,108,180,422

Net assets consist of:
Shares of beneficial interest	$1,107,909,608
Undistributed net investment income	319,029
Undistributed net realized gain (loss)	(48,215)
$1,108,180,422

Net Assets:
Invesco Cash Reserve Shares	$737,965,302
Class AX	$96,191,156
Class B	$4,514,341
Class BX	$444,147
Class C	$80,496,179
Class CX	$4,478,488
Class R	$31,186,829
Class Y	$31,969,043
Investor Class	$120,924,937
Class R6	$10,000

Shares outstanding, no par value, with an unlimited number of shares authorized:
Invesco Cash Reserve Shares	737,984,152
Class AX	96,193,586
Class B	4,514,137
Class BX	444,158
Class C	80,498,210
Class CX	4,478,601
Class R	31,187,621
Class Y	31,969,810
Investor Class	120,928,031
Class R6	10,000
Net asset value and offering price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Government Money Market Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$5,422,304

Expenses:
Advisory fees	886,373
Administrative services fees	335,405
Custodian fees	3,324
Distribution fees:
Invesco Cash Reserve Shares	601,798
Class AX	75,016
Class B	27,511
Class BX	2,581
Class C	372,082
Class CX	21,691
Class R	66,979
Transfer agent fees – Invesco Cash Reserve Shares, AX, B, BX, C, CX, R, Y and Investor	1,656,625
Transfer agent fees – R6	2
Trustees’ and officers’ fees and benefits	19,403
Registration and filing fees	96,473
Reports to shareholders	89,949
Professional services fees	19,646
Other	9,734
Total expenses	4,284,592
Less: Expenses reimbursed and expense offset arrangement(s)	(384,702)
Net expenses	3,899,890
Net investment income	1,522,414
Net realized gain (loss) from investment securities	(51,632)
Net increase in net assets resulting from operations	$1,470,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Government Money Market Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$1,522,414	$749,220
Net realized gain (loss)	(51,632)	1,925
Net increase in net assets resulting from operations	1,470,782	751,145

Distributions to shareholders from net investment income:
Invesco Cash Reserve Shares	(986,150)	(479,536)
Class AX	(125,070)	(61,307)
Class B	(5,163)	(5,602)
Class BX	(479)	(514)
Class C	(76,314)	(46,592)
Class CX	(4,380)	(2,800)
Class R	(30,749)	(18,675)
Class Y	(61,860)	(22,206)
Investor Class	(239,371)	(111,408)
Class R6	(26)	—
Total distributions from net investment income	(1,529,562)	(748,640)

Share transactions-net:
Invesco Cash Reserve Shares	(103,034,085)	44,928,388
Class AX	(6,551,375)	(15,175,084)
Class B	(3,420,975)	(7,759,862)
Class BX	(306,746)	(1,051,679)
Class C	(8,104,210)	(2,365,050)
Class CX	(480,039)	(1,550,174)
Class R	(3,605,598)	(3,446,857)
Class Y	4,232,621	5,135,549
Investor Class	(2,535,208)	(28,575,534)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(123,795,615)	(9,860,303)
Net increase (decrease) in net assets	(123,854,395)	(9,857,798)

Net assets:
Beginning of period	1,232,034,817	1,241,892,615
End of period (includes undistributed net investment income of $319,029 and $326,177, respectively)	$1,108,180,422	$1,232,034,817

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Government Money Market Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of eleven different classes of shares: Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class, Class R5 (not yet commenced) and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class AX, Class BX and Class CX shares are closed to new investors. Class Y and Investor Class shares are available only to certain investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve Shares, Class AX, Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B and Class BX shares are no

10                         Invesco Government Money Market Fund

longer permitted. Existing shareholders of Class B and Class BX shares may continue to reinvest dividends and capital gains distributions in Class B and Class BX shares, respectively, until they convert to Invesco Cash Reserve Shares and Class AX shares, respectively. Also, shareholders in Class B and Class BX shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Invesco Cash Reserve Shares and Class AX shares. Generally, Class B and Class BX shares will automatically convert to Invesco Cash Reserve Shares and Class AX shares, respectively, on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B and Class BX shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

The Board of Trustees has elected not to subject the Fund to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer

11                         Invesco Government Money Market Fund

agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2017, the Adviser reimbursed class level expenses of $10,944, $1,267, $21,125, $1,980, $282,982, $16,536 and $31,167 of Class A, Class AX, Class B, Class BX, Class C, Class CX, and Class R shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve Shares and Class AX shares, 0.90% of the average daily net assets of Class B, Class BX, Class C and Class CX shares and 0.40% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $4,956, $38, $4,216 and $16 from Invesco Cash Reserve Shares, Class BX, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Government Money Market Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,701.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2017.

13                         Invesco Government Money Market Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve Shares	304,721,393	$304,721,393	813,873,155	$813,873,155
Class AX	5,045,137	5,045,137	11,074,851	11,074,851
Class B	532,519	532,519	4,839,676	4,839,676
Class BX	1,221	1,221	3,240	3,240
Class C	27,504,530	27,504,530	68,567,483	68,567,483
Class CX	58,620	58,620	87,959	87,959
Class R	6,151,259	6,151,259	19,655,340	19,655,340
Class Y	53,867,894	53,867,894	37,469,908	37,469,908
Investor Class	28,690,922	28,690,922	46,921,688	46,921,688
Class R6(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Invesco Cash Reserve Shares	934,940	934,940	461,342	461,342
Class AX	121,899	121,899	59,839	59,839
Class B	4,811	4,811	5,282	5,282
Class BX	462	462	502	502
Class C	72,951	72,951	44,447	44,447
Class CX	4,243	4,243	2,755	2,755
Class R	30,259	30,259	18,644	18,644
Class Y	57,522	57,522	21,862	21,862
Investor Class	235,124	235,124	110,478	110,478

Automatic conversion of Class B shares to Invesco Cash Reserve Shares and Class BX Shares to Class AX Shares:
Invesco Cash Reserve Shares	2,210,081	2,210,081	5,678,146	5,678,146
Class AX	214,870	214,870	718,653	718,653
Class B	(2,210,081)	(2,210,081)	(5,678,146)	(5,678,146)
Class BX	(214,870)	(214,870)	(718,653)	(718,653)

Reacquired:
Invesco Cash Reserve Shares	(410,900,499)	(410,900,499)	(775,084,255)	(775,084,255)
Class AX	(11,933,281)	(11,933,281)	(27,028,427)	(27,028,427)
Class B	(1,748,224)	(1,748,224)	(6,926,674)	(6,926,674)
Class BX	(93,559)	(93,559)	(336,768)	(336,768)
Class C	(35,681,691)	(35,681,691)	(70,976,980)	(70,976,980)
Class CX	(542,902)	(542,902)	(1,640,888)	(1,640,888)
Class R	(9,787,116)	(9,787,116)	(23,120,841)	(23,120,841)
Class Y	(49,692,795)	(49,692,795)	(32,356,221)	(32,356,221)
Investor Class	(31,461,254)	(31,461,254)	(75,607,700)	(75,607,700)
Net increase (decrease) in share activity	(123,795,615)	$(123,795,615)	(9,860,303)	$(9,860,303)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate owns 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)	Commencement date of April 4, 2017.

14                         Invesco Government Money Market Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Invesco Cash Reserve Shares
Six months ended 08/31/17	$1.00	$0.00	$(0.00)	$0.00	$(0.00)	$1.00	0.13%	$737,965	0.67	%(c)	0.67	%(c)	0.25	%(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	841,039	0.43		0.68		0.06
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	796,108	0.23		0.85		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	746,067	0.14		0.86		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	748,724	0.14		0.82		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	713,591	0.22		0.86		0.06
Class AX
Six months ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.13	96,191	0.67	(c)	0.67	(c)	0.25	(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	102,748	0.43		0.68		0.06
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	117,923	0.23		0.85		0.05
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	133,319	0.14		0.86		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	154,781	0.14		0.82		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	186,481	0.22		0.86		0.06
Class B
Six months ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.09	4,514	0.73	(c)	1.42	(c)	0.19	(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	7,936	0.43		1.43		0.06
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	15,695	0.23		1.60		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	21,540	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	34,544	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,582	0.22		1.61		0.06
Class BX
Six months ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.09	444	0.73	(c)	1.42	(c)	0.19	(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	751	0.43		1.43		0.06
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	1,803	0.23		1.60		0.05
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	4,050	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	7,206	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	13,166	0.22		1.61		0.06
Class C
Six months ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.09	80,496	0.74	(c)	1.42	(c)	0.18	(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	88,605	0.43		1.43		0.06
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	90,970	0.23		1.60		0.05
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	72,271	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	82,855	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	78,866	0.22		1.61		0.06
Class CX
Six months ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.09	4,478	0.73	(c)	1.42	(c)	0.19	(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	4,959	0.43		1.43		0.06
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	6,509	0.23		1.60		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	7,481	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	9,630	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,256	0.22		1.61		0.06
Class R
Six months ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.09	31,187	0.73	(c)	0.92	(c)	0.19	(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	34,794	0.43		0.93		0.06
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	38,241	0.23		1.10		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	41,079	0.14		1.11		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	44,459	0.14		1.07		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	46,652	0.22		1.11		0.06
Class Y
Six months ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.20	31,969	0.52	(c)	0.52	(c)	0.40	(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.09	27,738	0.40		0.53		0.09
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	22,602	0.23		0.70		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	14,790	0.14		0.71		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	13,675	0.14		0.67		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,567	0.22		0.71		0.06
Investor Class
Six months ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.20	120,925	0.52	(c)	0.52	(c)	0.40	(c)
Year ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.09	123,466	0.40		0.53		0.09
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	152,042	0.23		0.70		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	146,621	0.14		0.71		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	161,996	0.14		0.67		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	172,889	0.22		0.71		0.06
Class R6
Six months ended 08/31/17(d)	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.26	10	0.35	(c)	0.35	(c)	0.57	(c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $795,856, $99,206, $6,064, $569, $82,011, $4,781, $33,216, $30,924, $119,562 and $10 for Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares, respectively.
(d)	Commencement date of April 4, 2017.

15                         Invesco Government Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[3]
Invesco Cash Reserve Shares	$1,000.00	$1,001.30	$3.38	$1,021.83	$3.41	0.67%
AX	1,000.00	1,001.30	3.38	1,021.83	3.41	0.67
B	1,000.00	1,000.90	3.68	1,021.53	3.72	0.73
BX	1,000.00	1,000.90	3.68	1,021.53	3.72	0.73
C	1,000.00	1,000.90	3.73	1,021.48	3.77	0.74
CX	1,000.00	1,000.90	3.68	1,021.53	3.72	0.73
R	1,000.00	1,000.90	3.68	1,021.53	3.72	0.73
Y	1,000.00	1,002.00	2.62	1,022.58	2.65	0.52
Investor	1,000.00	1,002.00	2.62	1,022.58	2.65	0.52
R6	1,000.00	1,002.70	1.44	1,023.44	1.79	0.35

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017 (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 150 (as of close of business April 4, 2017 through August 31, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

16                         Invesco Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Government Money Market Fund’s (formerly, Invesco Money Market Fund) (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Cash Reserve shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Cash Reserve shares of the Fund was below the performance of the Index for the one and three year periods and comparable to the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

17                         Invesco Government Money Market Fund

Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Cash Reserve shares of the Fund at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one mutual fund and the same as the rate of another mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

18                         Invesco Government Money Market Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Government Money Market Fund, an investment portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	1,075,643,705	36,896,019
	James T. Bunch	1,075,509,176	37,030,549
	Bruce L. Crockett	1,075,572,644	36,967,081
	Jack M. Fields	1,076,035,319	36,504,406
	Martin L. Flanagan	1,076,134,468	36,405,257
	Cynthia Hostetler	1,077,172,262	35,367,462
	Dr. Eli Jones	1,076,007,958	36,531,767
	Dr. Prema Mathai-Davis	1,076,513,866	36,025,858
	Teresa M. Ressel	1,077,257,019	35,282,705
	Dr. Larry Soll	1,075,538,189	37,001,536
	Ann Barnett Stern	1,076,992,294	35,547,430
	Raymond Stickel, Jr.	1,075,682,835	36,856,890
	Philip A. Taylor	1,075,984,768	36,554,957
	Robert C. Troccoli	1,075,677,176	36,862,549
	Christopher L. Wilson	1,076,067,941	36,471,783

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Government Money Market Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	665,640,138	81,566,356	41,892,423	414,647,129
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	314,254,477	39,338,637	25,961,823	276,917,928
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	322,973,530	27,329,599	29,251,812	276,917,924
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	316,233,257	34,139,434	29,182,239	276,917,935

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds (Invesco Investment Securities Funds).

19                         Invesco Government Money Market Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                             Invesco Distributors, Inc.                                                                        GMKT-SAR-1                 10172017      0929

Semiannual Report to Shareholders	August 31, 2017

Invesco High Yield Fund Nasdaq: A: AMHYX ◾ B: AHYBX ◾ C: AHYCX ◾ Y: AHHYX ◾ Investor: HYINX R5: AHIYX ◾ R6: HYIFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
15	Financial Statements
17	Notes to Financial Statements
27	Financial Highlights
28	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Contracts
32	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.49%
Class B Shares	1.87
Class C Shares	2.12
Class Y Shares	2.38
Investor Class Shares	2.52
Class R5 Shares	2.66
Class R6 Shares	2.71
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.74
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	3.03
Lipper High Current Yield Bond Funds Index◾ (Peer Group Index)	2.94

Source(s):▼FactSet Research Systems Inc.; ◾Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.

The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high-yield bond funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the
“Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                Invesco High Yield Fund

Average Annual Total Returns

As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.53%
10 Years	6.41
5 Years	4.34
1 Year	1.97

Class B Shares
Inception (9/1/93)	4.66%
10 Years	6.21
5 Years	4.08
1 Year	0.34

Class C Shares
Inception (8/4/97)	3.07%
10 Years	6.07
5 Years	4.46
1 Year	4.60

Class Y Shares
10 Years	7.12%
5 Years	5.50
1 Year	6.39

Investor Class Shares
Inception (9/30/03)	7.22%
10 Years	6.89
5 Years	5.27
1 Year	6.18

Class R5 Shares
Inception (4/30/04)	7.17%
10 Years	7.22
5 Years	5.57
1 Year	6.74

Class R6 Shares
10 Years	7.08%
5 Years	5.65
1 Year	6.58

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns

As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.54%
10 Years	5.99
5 Years	4.75
1 Year	4.71

Class B Shares
Inception (9/1/93)	4.64%
10 Years	5.80
5 Years	4.56
1 Year	3.56

Class C Shares
Inception (8/4/97)	3.05%
10 Years	5.63
5 Years	4.89
1 Year	7.58

Class Y Shares
10 Years	6.73%
5 Years	5.98
1 Year	9.63

Investor Class Shares
Inception (9/30/03)	7.23%
10 Years	6.45
5 Years	5.70
1 Year	9.43

Class R5 Shares
Inception (4/30/04)	7.18%
10 Years	6.80
5 Years	6.00
1 Year	9.75

Class R6 Shares
10 Years	6.65%
5 Years	6.07
1 Year	9.58

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.01%, 1.76%, 1.76%, 0.76%, 0.97%, 0.67% and 0.58%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.02%, 1.77%, 1.77%,

0.77%, 0.98%, 0.68% and 0.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.     Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                Invesco High Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit
invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco High Yield Fund

Schedule of Investments(a)

August 31, 2017

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–90.34%
Advertising–0.53%
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$7,014,000	$7,610,190

Aerospace & Defense–1.73%
Bombardier Inc. (Canada), Sr. Unsec. Notes,
6.00%, 10/15/2022(b)	2,948,000	3,006,960
7.50%, 03/15/2025(b)	2,541,000	2,702,989
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	4,888,000	5,138,510
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	3,124,000	3,264,580
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	1,266,000	1,321,388
6.50%, 05/15/2025	8,955,000	9,246,037
		24,680,464

Agricultural & Farm Machinery–0.52%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	7,249,000	7,493,654

Air Freight & Logistics–0.15%
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	1,995,000	2,104,725

Airlines–0.30%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	3,690,000	4,224,312

Alternative Carriers–0.57%
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.25%, 03/15/2026	5,202,000	5,338,553
5.38%, 05/01/2025	2,782,000	2,872,415
		8,210,968

Aluminum–0.97%
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	7,364,000	8,135,788
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	5,462,000	5,762,410
		13,898,198

Apparel Retail–1.51%
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	3,302,000	3,588,201
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	7,523,000	6,845,930

	Principal Amount	Value
Apparel Retail–(continued)
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	$7,100,000	$7,534,875
6.75%, 07/01/2036	740,000	707,625
6.88%, 11/01/2035	3,039,000	2,917,440
		21,594,071

Auto Parts & Equipment–0.37%
Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	2,085,000	2,181,431
Dana Inc., Sr. Unsec. Notes,
5.38%, 09/15/2021	835,000	860,050
5.50%, 12/15/2024	2,155,000	2,251,975
		5,293,456

Automobile Manufacturers–0.00%
Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(c)(d)	14,770,000	0

Automotive Retail–0.49%
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	1,795,000	1,835,388
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	4,817,000	5,184,296
		7,019,684

Broadcasting–2.88%
Clear Channel Worldwide Holdings, Inc., Series B,
Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	5,296,000	5,474,740
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,722,000	6,722,000
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	5,968,000	4,774,400
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	5,027,000	5,416,593
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,118,000	4,262,130
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
5.38%, 04/15/2025(b)	32,000	33,880
5.38%, 07/15/2026(b)	3,657,000	3,839,850
6.00%, 07/15/2024(b)	5,479,000	5,931,017
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	4,508,000	4,699,590
		41,154,200

Building Products–1.26%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	3,665,000	3,929,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Fund

	Principal Amount	Value
Building Products–(continued)
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	$5,543,000	$6,325,949
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	5,362,000	5,529,563
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	2,111,000	2,171,691
		17,956,770

Cable & Satellite–8.75%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes,
4.75%, 08/01/2025	957,000	962,981
5.00%, 04/01/2024	4,010,000	4,145,338
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	5,503,000	5,764,392
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	11,302,000	11,980,120
CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	4,537,000	5,013,385
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	8,000,000	9,290,000
10.88%, 10/15/2025(b)	5,809,000	7,181,376
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 11/15/2024	9,768,000	10,549,440
6.75%, 06/01/2021	3,500,000	3,863,125
7.88%, 09/01/2019	8,304,000	9,134,400
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	7,163,000	8,156,866
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	2,507,000	2,109,014
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	7,215,000	6,890,325
SFR Group S.A. (France),
Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	6,777,000	7,132,792
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	4,131,000	4,461,480
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	3,470,000	3,665,188
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	4,132,000	4,286,950
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	1,718,000	1,801,753

	Principal Amount	Value
Cable & Satellite–(continued)
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	$6,553,000	$6,929,797
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	5,170,000	5,512,513
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	3,300,000	3,411,375
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. FIrst Lien Notes, 5.50%, 01/15/2027(b)	2,750,000	2,846,250
		125,088,860

Casinos & Gaming–2.78%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	6,028,000	6,502,705
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	4,314,000	4,301,813
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	2,942,000	3,317,105
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	2,105,000	2,331,288
7.75%, 03/15/2022	2,495,000	2,926,947
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	6,775,000	6,986,719
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	6,269,000	6,989,935
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes,
5.25%, 05/15/2027(b)	2,883,000	2,919,037
5.50%, 03/01/2025(b)	3,270,000	3,429,412
		39,704,961

Commercial Printing–0.28%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	3,867,000	4,041,015

Commodity Chemicals–0.27%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	3,677,000	3,916,005

Construction & Engineering–0.12%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	1,697,000	1,733,061

Construction Machinery & Heavy Trucks–0.99%
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/2024	4,196,000	4,437,270
6.75%, 06/15/2021	3,309,000	3,441,360
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	1,816,000	1,906,800
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	4,117,000	4,333,142
		14,118,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Fund

	Principal Amount	Value
Consumer Finance–1.62%
Ally Financial Inc.,
Sr. Unsec. Global Notes, 5.13%, 09/30/2024	$10,139,000	$10,950,120
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	3,153,000	3,562,890
Navient Corp., Sr. Unsec. Medium-Term Notes,
7.25%, 01/25/2022	2,639,000	2,895,782
8.00%, 03/25/2020	5,166,000	5,725,989
		23,134,781

Copper–0.49%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	6,715,000	6,950,025

Data Processing & Outsourced Services–1.05%
First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	13,918,000	15,066,235

Diversified Banks–1.93%
Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00%(e)	1,546,000	1,582,718
Citigroup Inc.,
Series R, Jr. Unsec. Sub. Global Notes, 6.13%(e)	3,445,000	3,690,456
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(e)	5,432,000	6,077,050
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	3,020,000	3,866,989
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(e)	3,505,000	3,618,913
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	8,254,000	8,755,426
		27,591,552

Diversified Chemicals–1.03%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes,
6.63%, 05/15/2023	9,896,000	10,625,830
7.00%, 05/15/2025	1,735,000	1,917,175
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Notes, 5.38%, 09/01/2025(b)	2,071,000	2,120,186
		14,663,191

Diversified Metals & Mining–1.29%
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	6,331,000	6,125,242
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	6,643,000	7,348,819
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	4,475,000	4,933,688
		18,407,749

	Principal Amount	Value
Diversified Support Services–0.14%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	$1,903,000	$2,000,529

Electrical Components & Equipment–1.02%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	7,359,000	7,616,565
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes,
4.88%, 10/15/2023(b)	2,715,000	2,840,569
5.00%, 10/01/2025(b)	3,945,000	4,161,975
		14,619,109

Environmental & Facilities Services–0.44%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	3,097,000	3,236,365
CD&R Waterworks Merger Sub, LLC, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	3,019,000	3,094,475
		6,330,840

Food Distributors–0.51%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	6,977,000	7,273,523

Food Retail–1.45%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes,
5.00%, 10/15/2025(b)	7,545,000	7,752,487
6.00%, 04/01/2022(b)	5,680,000	5,878,800
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	7,184,000	7,094,200
		20,725,487

Forest Products–0.00%
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017 (Acquired 04/01/2014; Cost $0)(b)(c)(d)(f)	515,000	52

Gas Utilities–1.43%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	3,760,000	3,919,800
5.88%, 08/20/2026	5,365,000	5,499,125
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	3,089,000	2,973,163
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	8,185,000	8,072,456
		20,464,544

General Merchandise Stores–0.30%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	4,054,000	4,297,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Fund

	Principal Amount	Value
Health Care Equipment–0.79%
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(g)	$5,373,000	$5,567,771
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	4,368,000	4,477,200
Teleflex Inc., Sr. Unsec. Gtd. Global Notes,
4.88%, 06/01/2026	886,000	912,580
5.25%, 06/15/2024	345,000	362,250
		11,319,801

Health Care Facilities–4.88%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2023	2,000	2,080
6.50%, 03/01/2024	3,903,000	4,205,483
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	2,385,000	2,396,925
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	5,890,000	5,956,263
Sr. Unsec. Gtd. Global Notes,
6.88%, 02/01/2022	1,412,469	1,177,646
8.00%, 11/15/2019	4,004,000	3,978,975
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	1,911,000	2,063,880
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	5,834,000	6,461,155
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	7,033,000	7,586,849
Sr. Unsec. Gtd. Global Notes,
5.88%, 05/01/2023	1,255,000	1,372,656
7.50%, 02/15/2022	5,063,000	5,847,765
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	3,380,000	3,565,900
5.88%, 02/15/2026	2,780,000	3,005,875
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	4,788,000	5,003,460
LifePoint Health, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	3,584,000	3,718,400
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	1,049,000	1,104,073
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	824,000	891,980
Sr. Unsec. Global Notes,
6.75%, 06/15/2023	6,635,000	6,618,412
8.00%, 08/01/2020	1,043,000	1,059,479
8.13%, 04/01/2022	3,543,000	3,733,436
		69,750,692

Health Care Services–1.68%
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	3,500,000	3,556,875
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	6,447,000	6,664,586

	Principal Amount	Value
Health Care Services–(continued)
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	$7,887,000	$8,468,666
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
6.75%, 07/01/2025(b)	693,000	657,484
8.88%, 04/15/2021(b)	760,000	784,700
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	3,975,000	3,840,844
		23,973,155

Home Improvement Retail–0.49%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	7,221,000	6,959,239

Homebuilding–2.61%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes,
6.75%, 08/01/2025(b)	2,719,000	2,712,203
6.88%, 02/15/2021(b)	3,818,000	3,927,767
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
6.75%, 03/15/2025	4,738,000	5,028,202
8.75%, 03/15/2022	3,175,000	3,516,313
CalAtlantic Group, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	867,000	1,014,390
Sr. Unsec. Gtd. Notes,
5.25%, 06/01/2026	955,000	988,425
5.38%, 10/01/2022	5,385,000	5,856,187
KB Home, Sr. Unsec. Gtd. Notes,
7.50%, 09/15/2022	2,099,000	2,419,098
8.00%, 03/15/2020	881,000	991,125
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/2025	2,967,000	3,204,360
7.15%, 04/15/2020	2,583,000	2,854,215
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	4,499,000	4,746,445
		37,258,730

Household Products–1.46%
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	4,183,000	4,261,431
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	1,750,000	1,824,375
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	4,936,000	5,293,860
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	5,158,000	5,506,165
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	3,822,000	3,955,770
		20,841,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–1.51%
AES Corp. (The),
Sr. Unsec. Global Notes, 8.00%, 06/01/2020	$1,229,000	$1,411,814
Sr. Unsec. Notes,
5.50%, 03/15/2024	130,000	136,013
5.50%, 04/15/2025	7,616,000	7,939,680
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	2,859,000	2,737,492
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	2,400,000	2,496,000
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 05/01/2024	2,695,000	2,789,325
6.63%, 03/15/2023	2,694,000	2,795,025
6.63%, 01/15/2027	1,195,000	1,260,725
		21,566,074

Industrial Machinery–0.05%
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	749,000	771,470

Integrated Oil & Gas–0.15%
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	3,868,000	2,156,410

Integrated Telecommunication Services–2.23%
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	3,370,000	3,542,713
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	4,292,000	4,506,600
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	3,388,000	3,371,060
Frontier Communications Corp., Sr. Unsec. Global Notes,
8.50%, 04/15/2020	5,314,000	5,280,787
10.50%, 09/15/2022	3,963,000	3,571,654
11.00%, 09/15/2025	6,054,000	5,282,115
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/2033	1,785,000	2,052,750
7.20%, 07/18/2036	3,407,000	4,241,715
		31,849,394

Internet Software & Services–0.86%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	1,324,000	1,386,890
Equinix, Inc., Sr. Unsec. Notes,
5.75%, 01/01/2025	1,450,000	1,562,375
5.88%, 01/15/2026	8,535,000	9,388,500
		12,337,765

Leisure Facilities–0.31%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2027(b)	2,300,000	2,420,750

	Principal Amount	Value
Leisure Facilities–(continued)
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	$2,000,000	$2,022,500
		4,443,250

Managed Health Care–0.81%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	2,387,000	2,482,480
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	2,628,000	2,591,865
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	6,120,000	6,441,300
		11,515,645

Metal & Glass Containers–0.62%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland),
Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(b)	1,332,000	1,366,965
Sr. Unsec. Gtd. Notes,
6.00%, 02/15/2025(b)	1,244,000	1,321,750
7.25%, 05/15/2024(b)	2,565,000	2,834,325
Berry Global, Inc.,
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	1,282,000	1,363,728
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	1,885,000	1,972,181
		8,858,949

Movies & Entertainment–0.75%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	7,045,000	6,754,394
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	3,833,000	4,024,650
		10,779,044

Oil & Gas Drilling–0.81%
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	4,656,000	3,433,800
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
5.25%, 11/15/2024	3,608,000	3,193,080
6.50%, 12/15/2021	1,782,000	1,737,450
7.75%, 12/15/2023	712,000	710,220
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	2,990,000	2,534,025
		11,608,575

Oil & Gas Equipment & Services–1.04%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	3,736,000	3,651,940
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes,
6.38%, 05/01/2019	1,724,000	1,726,155
7.13%, 12/15/2021	4,685,000	4,731,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
Weatherford International Ltd., Sr. Unsec. Gtd. Notes,
6.50%, 08/01/2036	$4,015,000	$3,362,562
8.25%, 06/15/2023	1,390,000	1,376,100
		14,848,607

Oil & Gas Exploration & Production–6.04%
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	5,881,000	5,998,620
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	5,392,000	5,068,480
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	3,015,000	1,394,438
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	3,430,000	3,361,400
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 10/01/2025	1,903,000	1,874,455
Gulfport Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	1,188,000	1,190,970
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	3,518,000	3,456,435
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	2,567,000	2,746,690
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	5,649,000	5,493,652
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	6,766,000	7,104,300
QEP Resources, Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/2023	1,738,000	1,666,308
Sr. Unsec. Notes, 6.88%, 03/01/2021	4,340,000	4,513,600
Range Resources Corp.,
Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	4,276,000	4,115,650
Sr. Unsec. Gtd. Notes, 5.88%, 07/01/2022(b)	4,087,000	4,168,740
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	4,690,000	5,018,300
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	2,482,000	2,500,615
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	4,240,000	4,028,000
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	5,557,000	5,154,117
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	6,983,000	6,511,647
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	5,346,000	5,265,810

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	$5,752,000	$5,665,720
		86,297,947

Oil & Gas Storage & Transportation–2.76%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	5,305,000	5,437,625
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	3,789,000	4,134,746
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	1,133,000	1,210,894
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	2,477,000	2,538,925
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	5,268,000	5,702,610
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	1,981,000	2,070,145
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/01/2025	1,069,000	956,755
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	784,000	811,440
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	4,240,000	4,197,600
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	2,077,000	2,131,521
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	3,766,000	3,888,395
Williams Cos., Inc. (The),
Sr. Unsec. Global Notes, 4.55%, 06/24/2024	3,595,000	3,691,650
Sr. Unsec. Notes, 7.88%, 09/01/2021	2,316,000	2,703,930
		39,476,236

Other Diversified Financial Services–0.33%
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	3,177,000	3,370,708
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	1,316,000	1,371,930
		4,742,638

Packaged Foods & Meats–1.12%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	2,747,000	2,832,844
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	5,290,000	5,356,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Lamb Weston Holdings Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	$3,223,000	$3,339,833
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	4,241,000	4,516,665
		16,045,467

Paper Packaging–0.09%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	1,230,000	1,309,950

Paper Products–1.09%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	4,187,000	4,197,467
Mercer International Inc. (Canada),
Sr. Unsec. Global Notes, 7.75%, 12/01/2022	1,655,000	1,768,781
Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	2,298,000	2,404,283
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	2,244,000	2,286,075
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	5,041,000	4,965,385
		15,621,991

Pharmaceuticals–1.27%
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	2,215,000	1,871,675
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.63%, 12/01/2021(b)	4,861,000	4,472,120
5.88%, 05/15/2023(b)	2,027,000	1,730,551
6.13%, 04/15/2025(b)	3,145,000	2,665,388
7.00%, 10/01/2020(b)	3,391,000	3,395,239
7.25%, 07/15/2022(b)	4,169,000	3,986,606
		18,121,579

Restaurants–0.50%
Carrols Restaurant Group, Inc.,
Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	3,463,000	3,696,752
Sec. Gtd. Second Lien Notes, 8.00%, 05/01/2022(b)	1,471,000	1,570,293
KFC Holding Co. (The)/Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	1,846,000	1,901,380
		7,168,425

Security & Alarm Services–0.84%
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	10,813,000	11,975,397

Semiconductors–0.31%
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	4,137,000	4,385,220

	Principal Amount	Value
Specialized Consumer Services–0.64%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	$8,454,000	$9,204,292

Specialized Finance–2.53%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	3,288,000	3,563,370
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/2020	1,313,000	1,473,843
Sr. Unsec. Notes,
5.00%, 04/01/2023	7,463,000	7,985,410
5.50%, 02/15/2022	1,274,000	1,390,253
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	8,197,000	8,873,252
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	6,147,000	6,385,196
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	6,092,000	6,487,980
		36,159,304

Specialized REIT’s–0.51%
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	3,056,000	3,258,460
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	3,744,000	3,978,000
		7,236,460

Specialty Chemicals–1.92%
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	2,650,000	2,716,250
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	4,490,000	5,073,700
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	4,876,000	5,637,875
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	4,896,000	5,153,040
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	3,446,000	3,743,217
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	3,197,000	3,404,805
Venator Finance S.a.r.l./Venator Materials Corp. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(b)	1,601,000	1,639,024
		27,367,911

Steel–1.23%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	3,986,000	4,708,462
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	4,838,000	5,146,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Fund

	Principal Amount	Value
Steel–(continued)
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	$3,511,000	$3,589,998
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	4,037,000	4,127,833
		17,572,715

Technology Distributors–0.27%
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	3,674,000	3,853,108

Technology Hardware, Storage & Peripherals–2.35%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	8,936,000	9,539,180
Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	9,441,000	10,467,708
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	4,348,000	4,761,060
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	7,395,000	8,809,294
		33,577,242

Trading Companies & Distributors–1.31%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	5,091,000	5,326,458
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(b)	5,790,000	6,007,125
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	2,664,000	2,923,740
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	714,000	763,980
Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2026	3,449,000	3,755,099
		18,776,402

Trucking–1.59%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	5,638,000	5,532,287
Hertz Corp. (The),
Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	1,312,000	1,331,680
Sr. Unsec. Gtd. Global Notes,
5.88%, 10/15/2020	1,814,000	1,745,975
6.75%, 04/15/2019	4,100,000	4,094,875
7.38%, 01/15/2021	2,168,000	2,146,320
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	7,446,000	7,818,300
		22,669,437

	Principal Amount		Value
Wireless Telecommunication Services–5.42%
Altice Financing S.A. (Luxembourg),
Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)		$3,310,000	$3,624,450
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)		3,244,000	3,430,530
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes,
7.63%, 02/15/2025(b)		1,203,000	1,305,255
7.75%, 05/15/2022(b)		5,344,000	5,684,680
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)		3,387,000	3,581,752
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024		6,353,000	6,607,120
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021		3,000,000	3,817,500
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021		6,581,000	7,263,779
7.63%, 02/15/2025		1,335,000	1,505,213
7.88%, 09/15/2023		15,647,000	17,837,580
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		7,987,000	8,875,554
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		4,811,000	5,183,852
Wind Acquisition Finance S.A. (Italy),
Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)		4,905,000	5,107,331
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)		1,150,000	1,168,688
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)		2,400,000	2,496,000
			77,489,284
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,280,051,435)			1,291,257,429

	Shares
Exchange-Traded Funds–4.00%
iShares® 0-5 Year High Yield Corporate Bond ETF		593,000	28,339,470
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF		1,035,000	28,907,550
Total Exchange-Traded Funds (Cost $57,349,010)			57,247,020

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.43%(h)
Health Care Services–0.21%
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	2,215,000	2,938,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Fund

	Principal Amount		Value
Paper Packaging–0.22%
M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Variable Rate Notes, 5.30% (3 mo. EURIBOR + 5.63%)(c)(e)(i)	EUR	4,100,000	$3,172,682
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,600,757)			6,111,466

U.S. Treasury Bills–0.18%
1.10%, 02/01/2018 (Cost$2,538,025)(j)(k)		2,550,000	2,538,743

	Shares
Preferred Stocks–0.07%
Specialized Finance–0.07%
CIT Group Inc., Series A, 5.80% Pfd. (Cost $935,000)		935,000	975,906

Common Stocks & Other Equity Interests–0.00%
Broadcasting–0.00%
Adelphia Recovery Trust, Series ACC-1(l)		4,846,549	49
Adelphia Recovery Trust, Series Arahova(l)		2,211,702	221
			270

	Shares	Value
Diversified Support Services–0.00%
ACC Claims Holdings, LLC(c)(m)	4,130,550	$15,489

Integrated Telecommunication Services–0.00%
Ventelo, Inc. (United Kingdom) (Acquired 06/28/2002; Cost $0)(b)(c)(m)	73,021	0

Leisure Products–0.00%
HF Holdings, Inc. (Acquired 09/29/2009; Cost $6,855,236)(b)(c)(m)	36,820	0
Total Common Stocks & Other Equity Interests (Cost $9,361,768)		15,759

Money Market Funds–2.76%
Government & Agency Portfolio–Institutional Class, 0.93%(n)	23,633,963	23,633,963
Treasury Portfolio–Institutional Class, 0.90%(n)	15,755,975	15,755,975
Total Money Market Funds (Cost $39,389,938)		39,389,938
TOTAL INVESTMENTS IN SECURITIES–97.78% (Cost $1,393,225,933)		1,397,536,261
OTHER ASSETS LESS LIABILITIES–2.22%		31,717,874
NET ASSETS–100.00%		$1,429,254,135

Investment Abbreviations:

Deb.	– Debentures
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Pay-in-Kind

REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
SPDR	– Standard & Poor’s Depositary Receipt
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $532,566,062, which represented 37.26% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2017 was $52, which represented less than 1% of the Fund’s Net Assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Acquired as part of the Sino-Forest Corp. reorganization.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1N.
(l)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Fund

Portfolio Composition†

By credit quality, based on Total Investments

as of August 31, 2017

AA	0.2%
BBB	2.2
BB	44.0
B	40.7
CCC	4.1
CC	0.3
Non-Rated	8.5

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
11/30/2017	Citigroup Global Markets Inc.	GBP	2,327,044	USD	2,985,237	$(32,961)
11/30/2017	Deutsche Bank Securities Inc.	EUR	4,544,382	USD	5,371,110	(65,543)
Total Open Forward Foreign Currency Contracts — Currency Risk						(98,504)

Open Centrally Cleared Credit Default Swap Agreements — Credit Risk
Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation(b)
CDX North American High Yield Index, Series 28, Version 1	Sell	5.00%	Quarterly	06/20/2022	3.27%	$50,000,000	$3,418,072	$3,625,200	$207,128

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

(a)	Implied credit spreads represent the current level, as of August 31, 2017, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,353,835,995)	$1,358,146,323
Investments in affiliated money market funds, at value and cost	39,389,938
Other investments:
Variation margin receivable — centrally cleared swap agreements (premiums paid $3,418,072)	211,557
Cash	16,835
Foreign currencies, at value (Cost $9,017,307)	9,131,325
Receivable for:
Investments sold	10,760,631
Fund shares sold	1,341,228
Dividends and interest	22,141,707
Investment for trustee deferred compensation and retirement plans	362,252
Other assets	236,912
Total assets	1,441,738,708

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	98,504
Payable for:
Investments purchased	8,115,296
Dividends	1,123,782
Fund shares reacquired	1,825,249
Accrued fees to affiliates	848,682
Accrued trustees’ and officers’ fees and benefits	6,195
Trustee deferred compensation and retirement plans	466,865
Total liabilities	12,484,573
Net assets applicable to shares outstanding	$1,429,254,135

Net assets consist of:
Shares of beneficial interest	$1,635,971,310
Undistributed net investment income	(7,058,100)
Undistributed net realized gain (loss)	(204,210,302)
Net unrealized appreciation	4,551,227
$1,429,254,135

Net Assets:
Class A	$782,980,635
Class B	$3,703,935
Class C	$98,359,037
Class Y	$165,200,184
Investor Class	$102,804,637
Class R5	$86,836,186
Class R6	$189,369,521

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	186,133,924
Class B	879,269
Class C	23,439,974
Class Y	39,128,568
Investor Class	24,422,817
Class R5	20,688,728
Class R6	45,092,460
Class A:
Net asset value per share	$4.21
Maximum offering price per share
(Net asset value of $4.21 ÷ 95.75%)	$4.40
Class B:
Net asset value and offering price per share	$4.21
Class C:
Net asset value and offering price per share	$4.20
Class Y:
Net asset value and offering price per share	$4.22
Investor Class:
Net asset value and offering price per share	$4.21
Class R5:
Net asset value and offering price per share	$4.20
Class R6:
Net asset value and offering price per share	$4.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $1,362)	$39,475,392
Dividends	697,754
Dividends from affiliates	440,583
Total investment income	40,613,729

Expenses:
Advisory fees	3,696,810
Administrative services fees	180,882
Custodian fees	5,438
Distribution fees:
Class A	1,007,306
Class B	23,786
Class C	501,933
Investor Class	100,328
Transfer agent fees — A, B, C, Y and Investor	1,006,500
Transfer agent fees — R5	43,880
Transfer agent fees — R6	5,097
Trustees’ and officers’ fees and benefits	22,484
Registration and filing fees	74,473
Reports to shareholders	159,935
Professional services fees	60,189
Other	11,015
Total expenses	6,900,056
Less: Fees waived and expense offset arrangement(s)	(107,250)
Net expenses	6,792,806
Net investment income	33,820,923

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	7,600,896
Foreign currencies	280,734
Forward foreign currency contracts	(644,612)
Futures contracts	(2,392,954)
Option contracts written	202,703
Swap agreements	989,937
6,036,704
Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,570,501)
Foreign currencies	168,741
Forward foreign currency contracts	(82,446)
Futures contracts	42,465
Swap agreements	(251,941)
(6,693,682)
Net realized and unrealized gain (loss)	(656,978)
Net increase in net assets resulting from operations	$33,163,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$33,820,923	$70,830,587
Net realized gain (loss)	6,036,704	(14,827,463)
Change in net unrealized appreciation (depreciation)	(6,693,682)	144,078,959
Net increase in net assets resulting from operations	33,163,945	200,082,083

Distributions to shareholders from net investment income:
Class A	(19,765,258)	(39,930,534)
Class B	(99,382)	(401,347)
Class C	(2,092,946)	(5,181,121)
Class Y	(4,863,191)	(6,774,378)
Investor Class	(2,598,574)	(5,226,299)
Class R5	(2,299,717)	(4,454,706)
Class R6	(3,945,896)	(7,328,400)
Total distributions from net investment income	(35,664,964)	(69,296,785)

Return of capital:
Class A	—	(2,634,588)
Class B	—	(26,480)
Class C	—	(341,847)
Class Y	—	(446,969)
Investor Class	—	(344,828)
Class R5	—	(293,918)
Class R6	—	(483,523)
Total distributions from net investment income	—	(4,572,153)

Share transactions–net:
Class A	(44,628,767)	10,441,490
Class B	(1,958,537)	(4,731,439)
Class C	(3,101,919)	(89,656)
Class Y	(34,833,157)	100,968,140
Investor Class	(2,669,894)	(4,450,759)
Class R5	(1,726,742)	(6,027,240)
Class R6	32,236,576	19,008,741
Net increase (decrease) in net assets resulting from share transactions	(56,682,440)	115,119,277
Net increase (decrease) in net assets	(59,183,459)	241,332,422

Net assets:
Beginning of period	1,488,437,594	1,247,105,172
End of period (includes undistributed net investment income of $(7,058,100) and $(5,214,059), respectively)	$1,429,254,135	$1,488,437,594

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

17                         Invesco High Yield Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

18                         Invesco High Yield Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

19                         Invesco High Yield Fund

Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Purchased and Written — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit

20                         Invesco High Yield Fund

from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with

21                         Invesco High Yield Fund

brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
P.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.55%
Next $500 million	0.50%
Over $1 billion	0.45%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.51%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25% respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $98,763.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B

22                         Invesco High Yield Fund

and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $53,641 in front-end sales commissions from the sale of Class A shares and $7,026 and $2,641 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no significant transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,291,257,377	$52	$1,291,257,429
Exchange-Traded Funds	57,247,020	—	—	57,247,020
Non-U.S. Dollar Denominated Bonds & Notes	—	2,938,784	3,172,682	6,111,466
U.S. Treasury Bills	—	2,538,743	—	2,538,743
Preferred Stocks	—	975,906	—	975,906
Common Stocks & Other Equity Interests	—	270	15,489	15,759
Money Market Funds	39,389,938	—	—	39,389,938
	96,636,958	1,297,711,080	3,188,223	1,397,536,261
Forward Foreign Currency Contracts*	—	(98,504)	—	(98,504)
Swap Agreements*	—	207,128	—	207,128
Total Investments	$96,636,958	$1,297,819,704	$3,188,223	$1,397,644,885

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

23                         Invesco High Yield Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

	Value
Derivative Assets	Credit Risk	Currency Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$207,128	$—	$207,128
Derivatives not subject to master netting agreements	(207,128)	—	(207,128)
Total Derivative Assets subject to master netting agreements	$—	$—	$—

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$—	$(98,504)	$(98,504)
Derivatives not subject to master netting agreements	—	—	—
Total Derivative Liabilities subject to master netting agreements	$—	$(98,504)	$(98,504)

(a)	Includes cumulative appreciation (depreciation) on centrally cleared swap agreements. The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2017.

	Financial Derivative Liabilities		Collateral (Received)/ Pledged
Counterparty	Forward Foreign Currency Contracts	Total Liabilities	Non-Cash	Cash	Net Amount
Citigroup Global Markets Inc.	$(32,961)	$(32,961)	$—	$—	$(32,961)
Deutsche Bank Securities Inc.	(65,543)	(65,543)	—	—	(65,543)
Total	$(98,504)	$(98,504)	$—	$—	$(98,504)

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(644,612)	$—	$(644,612)
Futures contracts	—	—	(2,392,954)	(2,392,954)
Options purchased(a)	(396,495)	—	—	(396,495)
Options written	202,703	—	—	202,703
Swap agreements	989,937	—	—	989,937
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(82,446)	—	(82,446)
Futures contracts	—	—	42,465	42,465
Swap agreements	(251,941)	—	—	(251,941)
Total	$544,204	$(727,058)	$(2,350,489)	$(2,533,343)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the two month average notional value of the futures contracts, options purchased and options written, the four month average notional value of the swap agreements and the six month average notional value of the foreign forward currency contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$10,563,896	$78,581,063	$45,000,000	$45,000,000	$54,875,000

24                         Invesco High Yield Fund

NOTE 5—Investments in Affiliates

The Fund’s Adviser and the adviser for PowerShares Senior Loan Portfolio are subsidiaries of Invesco Ltd. and therefore, PowerShares Senior Loan Portfolio is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in PowerShares Senior Loan Portfolio for the six months ended August 31, 2017.

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 08/31/17	Dividend Income
PowerShares Senior Loan Portfolio	$25,005,900	$—	$(24,839,192)	$(112,048)	$(54,660)	$—	$234,862

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,487.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$63,886,630	$—	$63,886,630
Not subject to expiration	70,479,698	70,270,638	140,750,336
	$134,366,328	$70,270,638	$204,636,966

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

25                         Invesco High Yield Fund

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $505,190,023 and $524,823,319, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$49,461,835
Aggregate unrealized (depreciation) of investments	(49,689,916)
Net unrealized appreciation (depreciation) of investments	$(228,081)

Cost of investments for tax purposes is $1,401,389,542.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	23,713,205	$99,548,025	51,670,328	$211,910,856
Class B	7,898	33,166	104,975	422,531
Class C	2,727,110	11,428,839	7,628,964	31,088,850
Class Y	22,918,285	96,421,554	48,112,079	198,149,023
Investor Class	2,145,942	9,002,925	4,148,300	16,982,595
Class R5	2,277,788	9,537,841	5,125,965	21,001,229
Class R6	14,640,815	61,257,140	7,941,354	32,518,757

Issued as reinvestment of dividends:
Class A	3,603,075	15,150,724	7,548,226	31,060,936
Class B	17,080	71,939	62,934	258,846
Class C	363,603	1,525,278	831,100	3,412,307
Class Y	904,715	3,821,081	1,429,480	5,913,085
Investor Class	525,102	2,209,796	1,139,497	4,681,855
Class R5	533,823	2,241,079	1,201,886	4,921,682
Class R6	918,562	3,856,517	2,040,552	8,369,479

Automatic conversion of Class B shares to Class A shares:
Class A	319,817	1,343,297	665,201	2,729,927
Class B	(319,180)	(1,343,297)	(664,170)	(2,729,927)

Reacquired:
Class A	(38,314,558)	(160,670,813)	(57,476,439)	(235,260,229)
Class B	(171,196)	(720,345)	(655,060)	(2,682,889)
Class C	(3,836,545)	(16,056,036)	(8,431,837)	(34,590,813)
Class Y	(32,283,454)	(135,075,792)	(25,083,888)	(103,093,968)
Investor Class	(3,303,896)	(13,882,615)	(6,383,799)	(26,115,209)
Class R5	(3,224,490)	(13,505,662)	(7,791,689)	(31,950,151)
Class R6	(7,893,432)	(32,877,081)	(5,320,186)	(21,879,495)
Net increase (decrease) in share activity	(13,729,931)	$(56,682,440)	27,843,773	$115,119,277

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

26                         Invesco High Yield Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$4.21	$0.10	$0.00	$0.10	$(0.10)	$—	$(0.10)	$4.21	2.49%		$782,981	0.99	%(d)	1.00	%(d)	4.65	%(d)	37%
Year ended 02/28/17	3.83	0.21	0.39	0.60	(0.21)	(0.01)	(0.22)	4.21	15.91		828,560	1.00		1.01		5.10		99
Year ended 02/29/16	4.38	0.23	(0.54)	(0.31)	(0.24)	—	(0.24)	3.83	(7.43)		744,564	1.03		1.03		5.39		84
Year ended 02/28/15	4.55	0.22	(0.14)	0.08	(0.25)	—	(0.25)	4.38	1.86		1,001,546	1.01		1.01		5.00		110
Year ended 02/28/14	4.47	0.25	0.09	0.34	(0.26)	—	(0.26)	4.55	7.78		1,082,201	0.95		0.97		5.60		76
Year ended 02/28/13	4.23	0.26	0.23	0.49	(0.25)	—	(0.25)	4.47	12.02		1,122,186	0.88		0.98		5.98		54
Class B
Six months ended 08/31/17	4.22	0.08	(0.00)	0.08	(0.09)	—	(0.09)	4.21	1.87		3,704	1.74	(d)	1.75	(d)	3.90	(d)	37
Year ended 02/28/17	3.84	0.18	0.39	0.57	(0.18)	(0.01)	(0.19)	4.22	15.03		5,670	1.75		1.76		4.35		99
Year ended 02/29/16	4.39	0.19	(0.54)	(0.35)	(0.20)	—	(0.20)	3.84	(8.12)		9,577	1.78		1.78		4.64		84
Year ended 02/28/15	4.56	0.19	(0.14)	0.05	(0.22)	—	(0.22)	4.39	1.11		17,576	1.76		1.76		4.25		110
Year ended 02/28/14	4.48	0.22	0.08	0.30	(0.22)	—	(0.22)	4.56	6.98		26,840	1.70		1.72		4.85		76
Year ended 02/28/13	4.24	0.23	0.23	0.46	(0.22)	—	(0.22)	4.48	11.18		36,049	1.63		1.73		5.23		54
Class C
Six months ended 08/31/17	4.20	0.08	0.01	0.09	(0.09)	—	(0.09)	4.20	2.12		98,359	1.74	(d)	1.75	(d)	3.90	(d)	37
Year ended 02/28/17	3.82	0.18	0.39	0.57	(0.18)	(0.01)	(0.19)	4.20	15.09		101,572	1.75		1.76		4.35		99
Year ended 02/29/16	4.37	0.19	(0.54)	(0.35)	(0.20)	—	(0.20)	3.82	(8.18)		92,310	1.78		1.78		4.64		84
Year ended 02/28/15	4.54	0.19	(0.14)	0.05	(0.22)	—	(0.22)	4.37	1.08		119,299	1.76		1.76		4.25		110
Year ended 02/28/14	4.46	0.22	0.08	0.30	(0.22)	—	(0.22)	4.54	6.99		129,599	1.70		1.72		4.85		76
Year ended 02/28/13	4.22	0.23	0.23	0.46	(0.22)	—	(0.22)	4.46	11.21		121,940	1.63		1.73		5.23		54
Class Y
Six months ended 08/31/17	4.23	0.10	(0.00)	0.10	(0.11)	—	(0.11)	4.22	2.38		165,200	0.74	(d)	0.75	(d)	4.90	(d)	37
Year ended 02/28/17	3.84	0.22	0.40	0.62	(0.22)	(0.01)	(0.23)	4.23	16.44		201,080	0.75		0.76		5.35		99
Year ended 02/29/16	4.39	0.24	(0.54)	(0.30)	(0.25)	—	(0.25)	3.84	(7.18)		88,893	0.78		0.78		5.64		84
Year ended 02/28/15	4.56	0.23	(0.14)	0.09	(0.26)	—	(0.26)	4.39	2.12		202,304	0.76		0.76		5.25		110
Year ended 02/28/14	4.48	0.26	0.09	0.35	(0.27)	—	(0.27)	4.56	8.04		98,559	0.70		0.72		5.85		76
Year ended 02/28/13	4.24	0.27	0.23	0.50	(0.26)	—	(0.26)	4.48	12.28		56,459	0.63		0.73		6.23		54
Investor Class
Six months ended 08/31/17	4.21	0.10	0.00	0.10	(0.10)	—	(0.10)	4.21	2.52	(e)	102,805	0.93	(d)(e)	0.94	(d)(e)	4.71	(d)(e)	37
Year ended 02/28/17	3.83	0.21	0.39	0.60	(0.21)	(0.01)	(0.22)	4.21	15.95	(e)	105,545	0.96	(e)	0.97	(e)	5.14	(e)	99
Year ended 02/29/16	4.38	0.23	(0.54)	(0.31)	(0.24)	—	(0.24)	3.83	(7.40	)(e)	100,212	1.01	(e)	1.01	(e)	5.41	(e)	84
Year ended 02/28/15	4.56	0.23	(0.16)	0.07	(0.25)	—	(0.25)	4.38	1.64	(e)	132,140	0.96	(e)	0.96	(e)	5.05	(e)	110
Year ended 02/28/14	4.47	0.25	0.10	0.35	(0.26)	—	(0.26)	4.56	8.01		143,961	0.95		0.97		5.60		76
Year ended 02/28/13	4.23	0.25	0.24	0.49	(0.25)	—	(0.25)	4.47	12.05		152,690	0.88		0.98		5.98		54
Class R5
Six months ended 08/31/17	4.20	0.10	0.01	0.11	(0.11)	—	(0.11)	4.20	2.66		86,836	0.67	(d)	0.68	(d)	4.97	(d)	37
Year ended 02/28/17	3.82	0.22	0.39	0.61	(0.22)	(0.01)	(0.23)	4.20	16.32		88,644	0.66		0.67		5.44		99
Year ended 02/29/16	4.37	0.24	(0.54)	(0.30)	(0.25)	—	(0.25)	3.82	(7.15)		86,239	0.69		0.69		5.73		84
Year ended 02/28/15	4.55	0.24	(0.15)	0.09	(0.27)	—	(0.27)	4.37	1.96		105,163	0.68		0.68		5.33		110
Year ended 02/28/14	4.46	0.26	0.10	0.36	(0.27)	—	(0.27)	4.55	8.33		92,063	0.66		0.67		5.89		76
Year ended 02/28/13	4.22	0.26	0.24	0.50	(0.26)	—	(0.26)	4.46	12.30		88,825	0.64		0.66		6.22		54
Class R6
Six months ended 08/31/17	4.20	0.11	0.00	0.11	(0.11)	—	(0.11)	4.20	2.71		189,370	0.58	(d)	0.59	(d)	5.06	(d)	37
Year ended 02/28/17	3.82	0.23	0.39	0.62	(0.23)	(0.01)	(0.24)	4.20	16.42		157,367	0.57		0.58		5.53		99
Year ended 02/29/16	4.37	0.24	(0.54)	(0.30)	(0.25)	—	(0.25)	3.82	(7.07)		125,310	0.60		0.60		5.82		84
Year ended 02/28/15	4.55	0.24	(0.15)	0.09	(0.27)	—	(0.27)	4.37	2.04		112,713	0.60		0.60		5.41		110
Year ended 02/28/14	4.46	0.27	0.09	0.36	(0.27)	—	(0.27)	4.55	8.41		85,515	0.59		0.59		5.96		76
Year ended 02/28/13(f)	4.36	0.12	0.10	0.22	(0.12)	—	(0.12)	4.46	4.99		59,796	0.58	(g)	0.59	(g)	6.28	(g)	54

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 28, 2014, the portfolio turnover calculation excludes the value of securities purchased of $140,432,096 and sold of $41,706,922 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Yield Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $799,275, $4,718, $99,568, $187,797, $104,028, $87,054 and $147,191 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.19%, 0.21%, 0.23% and 0.20% for the six months ended August 31, 2017 and the years ended February 28, 2017, February 29, 2016 and February 28, 2015, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

27                         Invesco High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,024.90	$5.05	$1,020.21	$5.04	0.99%
B	1,000.00	1,018.70	8.85	1,016.43	8.84	1.74
C	1,000.00	1,021.20	8.86	1,016.43	8.84	1.74
Y	1,000.00	1,023.80	3.77	1,021.48	3.77	0.74
Investor	1,000.00	1,025.20	4.75	1,020.52	4.74	0.93
R5	1,000.00	1,026.60	3.42	1,021.83	3.41	0.67
R6	1,000.00	1,027.10	2.96	1,022.28	2.96	0.58

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

28                         Invesco High Yield Fund

Distribution Information

Correction Notice

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in January of 2017. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
05/31/17	Class A	$0.0169	$0.0000	$0.0004	$0.0173
05/31/17	Class B	$0.0144	$0.0000	$0.0004	$0.0148
05/31/17	Class C	$0.0143	$0.0000	$0.0004	$0.0147
05/31/17	Class Y	$0.0179	$0.0000	$0.0004	$0.0183
05/31/17	Investor Class	$0.0171	$0.0000	$0.0004	$0.0175
05/31/17	Class R5	$0.0180	$0.0000	$0.0004	$0.0184
05/31/17	Class R6	$0.0183	$0.0000	$0.0004	$0.0187

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

29                         Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper High Yield Bond Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the

30                         Invesco High Yield Fund

Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

31                         Invesco High Yield Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco High Yield Fund, an investment portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	1,075,643,705	36,896,019
	James T. Bunch	1,075,509,176	37,030,549
	Bruce L. Crockett	1,075,572,644	36,967,081
	Jack M. Fields	1,076,035,319	36,504,406
	Martin L. Flanagan	1,076,134,468	36,405,257
	Cynthia Hostetler	1,077,172,262	35,367,462
	Dr. Eli Jones	1,076,007,958	36,531,767
	Dr. Prema Mathai-Davis	1,076,513,866	36,025,858
	Teresa M. Ressel	1,077,257,019	35,282,705
	Dr. Larry Soll	1,075,538,189	37,001,536
	Ann Barnett Stern	1,076,992,294	35,547,430
	Raymond Stickel, Jr.	1,075,682,835	36,856,890
	Philip A. Taylor	1,075,984,768	36,554,957
	Robert C. Troccoli	1,075,677,176	36,862,549
	Christopher L. Wilson	1,076,067,941	36,471,783

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco High Yield Fund did not receive sufficient shareholder votes to pass Proposal 3.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	665,640,138	81,566,356	41,892,423	414,647,129
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	124,784,179	11,511,386	9,161,411	43,498,553
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	129,324,326	7,032,767	9,102,289	43,496,147
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	127,376,135	9,114,646	8,966,872	43,497,876

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds (Invesco Investment Securities Funds).

32                         Invesco High Yield Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾ Fund reports and prospectuses

◾ Quarterly statements

◾ Daily confirmations

◾ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	Invesco Distributors, Inc.	HYI-SAR-1	10172017	0928

Semiannual Report to Shareholders	August 31, 2017

Invesco Real Estate Fund Nasdaq: A: IARAX ◾ B: AARBX ◾ C: IARCX ◾ R: IARRX ◾ Y: IARYX Investor: REINX ◾ R5: IARIX ◾ R6: IARFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts
20	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.06%
Class B Shares	1.68
Class C Shares	1.64
Class R Shares	1.93
Class Y Shares	2.19
Investor Class Shares	2.07
Class R5 Shares	2.22
Class R6 Shares	2.31
S&P 500 Index▼ (Broad Market Index)	5.65
FTSE NAREIT All Equity REITs Index▼ (Style-Specific Index)	2.59
Lipper Real Estate Funds Index∎ (Peer Group Index)	1.42

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The FTSE NAREIT All Equity REITs Index is an unmanaged index considered representative of US REITs.

The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                   Invesco Real Estate Fund

Average Annual Total Returns As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.28%
10 Years	4.97
5 Years	7.28
1 Year	-5.05

Class B Shares
Inception (3/3/98)	9.00%
10 Years	4.94
5 Years	7.45
1 Year	-4.62

Class C Shares
Inception (5/1/95)	10.04%
10 Years	4.78
5 Years	7.70
1 Year	-1.18

Class R Shares
Inception (4/30/04)	9.58%
10 Years	5.30
5 Years	8.24
1 Year	0.18

Class Y Shares
10 Years	5.80%
5 Years	8.78
1 Year	0.70

Investor Class Shares
Inception (9/30/03)	10.01%
10 Years	5.56
5 Years	8.51
1 Year	0.44

Class R5 Shares
Inception (4/30/04)	10.32%
10 Years	6.01
5 Years	8.91
1 Year	0.83

Class R6 Shares
10 Years	5.81%
5 Years	8.99
1 Year	0.92

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

Average Annual Total Returns As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.26%
10 Years	4.75
5 Years	7.32
1 Year	-5.57

Class B Shares
Inception (3/3/98)	8.98%
10 Years	4.71
5 Years	7.48
1 Year	-5.14

Class C Shares
Inception (5/1/95)	10.04%
10 Years	4.56
5 Years	7.74
1 Year	-1.67

Class R Shares
Inception (4/30/04)	9.56%
10 Years	5.08
5 Years	8.27
1 Year	-0.33

Class Y Shares
10 Years	5.57%
5 Years	8.82
1 Year	0.17

Investor Class Shares
Inception (9/30/03)	10.00%
10 Years	5.34
5 Years	8.55
1 Year	-0.08

Class R5 Shares
Inception (4/30/04)	10.30%
10 Years	5.79
5 Years	8.95
1 Year	0.26

Class R6 Shares
10 Years	5.57%
5 Years	9.01
1 Year	0.35

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 1.23%, 0.89% and 0.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                   Invesco Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                   Invesco Real Estate Fund

Schedule of Investments(a)

August 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.21%
Apartments–11.68%
American Campus Communities, Inc.	394,248	$18,762,262
AvalonBay Communities, Inc.	218,279	40,977,517
Education Realty Trust, Inc.	86,610	3,346,611
Equity Residential	1,124,008	75,477,137
Essex Property Trust, Inc.	176,064	46,827,742
Mid-America Apartment Communities, Inc.	107,742	11,470,213
		196,861,482

Data Centres–7.79%
CyrusOne Inc.	377,410	23,788,152
Digital Realty Trust, Inc.	115,701	13,692,056
Equinix, Inc.	154,566	72,400,260
QTS Realty Trust, Inc.–Class A	394,899	21,395,628
		131,276,096

Diversified–3.94%
BGP Holdings PLC (Malta) (Acquired 08/06/2009; Cost $0)(b)(c)(d)	3,547,941	65,470
JBG SMITH Properties(d)	207,870	6,803,585
Vornado Realty Trust	538,300	40,097,967
Washington REIT	593,070	19,488,280
		66,455,302

Freestanding–1.50%
National Retail Properties, Inc.	84,499	3,534,593
Realty Income Corp.	377,307	21,717,791
		25,252,384

Health Care–9.50%
Brookdale Senior Living Inc.(d)	605,467	7,344,315
HCP, Inc.	932,236	27,789,955
Healthcare Realty Trust, Inc.	997,799	33,206,751
National Health Investors, Inc.	172,362	13,819,985
Physicians Realty Trust	348,876	6,534,447
Ventas, Inc.	275,522	18,856,726
Welltower Inc.	716,328	52,449,536
		160,001,715

Industrial/Office: Industrial–7.45%
Cabot Industrial Value Fund II LP (Acquired 11/10/2005-05/12/2009; Cost $20,133)(b)(c)(e)	6,533	187,115
EastGroup Properties, Inc.	70,983	6,307,549
Exeter Industrial Value Fund LP (Acquired 11/06/2007-04/18/2011; Cost $3,554,748)(b)(c)(e)	4,185,000	405,321
Liberty Property Trust	832,021	35,444,095
Prologis, Inc.	1,169,740	74,114,726
Terreno Realty Corp.	251,507	9,117,129
		125,575,935

	Shares	Value
Industrial/Office: Office–9.74%
Boston Properties, Inc.	520,501	$62,772,421
Brandywine Realty Trust	882,776	15,166,092
BRCP Realty II LP (Acquired 10/02/2006-04/04/2011; Cost $4,646,429)(b)(c)(e)	4,646,429	1,138,296
Cousins Properties, Inc.	2,776,271	25,958,134
Hudson Pacific Properties Inc.	1,297,452	42,815,916
Paramount Group, Inc.	802,876	12,669,383
SL Green Realty Corp.	37,415	3,606,058
		164,126,300

Infrastructure–14.56%
American Tower Corp.–Class A	848,510	125,621,906
Crown Castle International Corp.	689,736	74,794,972
SBA Communications Corp.–Class A(d)	292,007	44,837,675
		245,254,553

Lodging-Resorts–4.29%
Apple Hospitality REIT, Inc.	1,101,622	20,027,488
Host Hotels & Resorts Inc.	1,465,849	26,561,184
Pebblebrook Hotel Trust	587,997	19,750,819
RLJ Lodging Trust	297,827	6,010,149
		72,349,640

Manufactured Homes–1.93%
Sun Communities, Inc.	359,303	32,448,654

Regional Malls–9.00%
GGP Inc.	1,316,488	27,317,126
Macerich Co. (The)	606,312	31,995,084
Simon Property Group, Inc.	588,463	92,300,422
		151,612,632

Self Storage Facilities–4.99%
Extra Space Storage Inc.	233,356	18,115,426
Public Storage	320,992	65,912,498
		84,027,924

Shopping Centers–5.53%
Acadia Realty Trust	370,000	10,615,300
Brixmor Property Group, Inc.	1,119,587	20,958,669
Federal Realty Investment Trust	182,839	23,207,754
Kimco Realty Corp.	956,415	18,764,862
Regency Centers Corp.	156,625	10,074,120
Retail Opportunity Investments Corp.	416,721	8,267,745
Weingarten Realty Investors	39,856	1,276,986
		93,165,436

Single Family Homes–2.67%
American Homes 4 Rent–Class A	1,205,249	26,708,318
Invitation Homes Inc.	786,122	18,190,863
		44,899,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Real Estate Fund

	Shares	Value
Specialty Properties–0.78%
Lamar Advertising Co.–Class A	196,914	$13,106,596

Timber REIT’S–3.86%
Weyerhaeuser Co.	1,992,276	64,968,121
Common Stocks & Other Equity Interests (Cost $1,293,372,454)		1,671,381,951

Money Market Funds–0.83%
Government & Agency Portfolio–Institutional Class, 0.93%(f)	8,461,290	8,461,290

	Shares	Value
Treasury Portfolio–Institutional Class, 0.90%(f)	5,640,860	$5,640,860
Total Money Market Funds (Cost $14,102,150)		14,102,150
TOTAL INVESTMENTS IN SECURITIESS–100.04% (Cost $1,307,474,604)		1,685,484,101
OTHER ASSETS LESS LIABILITIES–(0.04)%		(746,766)
NET ASSETS–100.00%		$1,684,737,335

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,796,202, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	Non-income producing security.
(e)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	176,786	0.73

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

Portfolio Composition

By property type, based on Net Assets

as of August 31, 2017

Infrastructure	14.6%
Apartments	11.7
Industrial/Office: Office	9.7
Health Care	9.5
Regional Malls	9.0
Data Centres	7.8
Industrial/Office: Industrial	7.4
Shopping Centers	5.5
Self Storage Facilities	5.0
Lodging-Resorts	4.3
Timber REIT’S	3.9
Diversified	3.9
Single Family Homes	2.7
Manufactured Homes	1.9
Freestanding	1.5
Specialty Properties	0.8
Money Market Funds Plus Other Assets Less Liabilities	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Real Estate Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,293,372,454)	$1,671,381,951
Investments in affiliated money market funds, at value and cost	14,102,150
Foreign currencies, at value (Cost $720)	749
Receivable for:
Investments sold	9,183,219
Fund shares sold	1,260,761
Dividends	991,836
Fund expenses absorbed	14,767
Investment for trustee deferred compensation and retirement plans	342,230
Other assets	86,202
Total assets	1,697,363,865

Liabilities:
Payable for:
Investments purchased	2,829,241
Fund shares reacquired	3,072,348
Amount due custodian	4,765,367
Accrued fees to affiliates	1,426,395
Accrued trustees’ and officers’ fees and benefits	6,290
Accrued other operating expenses	141,760
Trustee deferred compensation and retirement plans	385,129
Total liabilities	12,626,530
Net assets applicable to shares outstanding	$1,684,737,335

Net assets consist of:
Shares of beneficial interest	$1,258,441,707
Undistributed net investment income	12,331,032
Undistributed net realized gain	35,955,069
Net unrealized appreciation	378,009,527
$1,684,737,335

Net Assets:
Class A	$793,833,737
Class B	$2,512,599
Class C	$97,107,529
Class R	$90,084,679
Class Y	$229,952,709
Investor Class	$38,506,972
Class R5	$313,616,329
Class R6	$119,122,781

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	36,184,385
Class B	114,669
Class C	4,453,661
Class R	4,101,908
Class Y	10,482,756
Investor Class	1,759,620
Class R5	14,297,906
Class R6	5,432,408
Class A:
Net asset value per share	$21.94
Maximum offering price per share
(Net asset value of $21.94 ÷ 94.50%)	$23.22
Class B:
Net asset value and offering price per share	$21.91
Class C:
Net asset value and offering price per share	$21.80
Class R:
Net asset value and offering price per share	$21.96
Class Y:
Net asset value and offering price per share	$21.94
Investor Class:
Net asset value and offering price per share	$21.88
Class R5:
Net asset value and offering price per share	$21.93
Class R6:
Net asset value and offering price per share	$21.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Real Estate Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Dividends	$30,523,922
Dividends from affiliated money market funds	43,067
Total investment income	30,566,989

Expenses:
Advisory fees	6,381,777
Administrative services fees	206,894
Custodian fees	7,931
Distribution fees:
Class A	1,038,931
Class B	16,342
Class C	523,806
Class R	237,913
Investor Class	43,861
Transfer agent fees — A, B, C, R, Y and Investor	1,660,764
Transfer agent fees — R5	166,990
Transfer agent fees — R6	8,779
Trustees’ and officers’ fees and benefits	22,978
Registration and filing fees	74,845
Reports to shareholders	94,537
Professional services fees	10,088
Other	7,264
Total expenses	10,503,700
Less: Fees waived and expense offset arrangement(s)	(13,989)
Net expenses	10,489,711
Net investment income	20,077,278

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	34,300,364
Foreign currencies	300
34,300,664
Change in net unrealized appreciation (depreciation) of:
Investment securities	(21,024,808)
Foreign currencies	(594)
(21,025,402)
Net realized and unrealized gain	13,275,262
Net increase in net assets resulting from operations	$33,352,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$20,077,278	$28,293,295
Net realized gain	34,300,664	190,615,735
Change in net unrealized appreciation (depreciation)	(21,025,402)	75,855,919
Net increase in net assets resulting from operations	33,352,540	294,764,949

Distributions to shareholders from net investment income:
Class A	(5,522,315)	(17,600,208)
Class B	(10,186)	(47,928)
Class C	(304,913)	(1,201,280)
Class R	(516,389)	(1,581,153)
Class Y	(1,839,385)	(3,828,726)
Investor Class	(265,675)	(764,051)
Class R5	(2,880,884)	(8,530,196)
Class R6	(947,018)	(2,356,836)
Total distributions from net investment income	(12,286,765)	(35,910,378)

Distributions to shareholders from net realized gains:
Class A	—	(120,568,910)
Class B	—	(565,350)
Class C	—	(15,056,666)
Class R	—	(13,187,885)
Class Y	—	(24,609,568)
Investor Class	—	(5,301,735)
Class R5	—	(50,491,030)
Class R6	—	(13,333,258)
Total distributions from net realized gains	—	(243,114,402)

Share transactions–net:
Class A	(137,928,677)	(137,545,416)
Class B	(1,433,025)	(1,984,477)
Class C	(20,982,565)	(10,880,663)
Class R	(13,138,371)	(1,471,564)
Class Y	25,278,206	32,088,676
Investor Class	(3,947,140)	(1,942,836)
Class R5	(36,144,651)	(33,892,885)
Class R6	6,684,039	11,364,807
Net increase (decrease) in net assets resulting from share transactions	(181,612,184)	(144,264,358)
Net increase (decrease) in net assets	(160,546,409)	(128,524,189)

Net assets:
Beginning of period	1,845,283,744	1,973,807,933
End of period (includes undistributed net investment income of $12,331,032 and $4,540,519, respectively)	$1,684,737,335	$1,845,283,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Real Estate Fund

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

10                         Invesco Real Estate Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

11                         Invesco Real Estate Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory

12                         Invesco Real Estate Fund

fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $7,392.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $38,865 in front-end sales commissions from the sale of Class A shares and $2,311 and $1,380 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stock & Other Equity Securities	$1,669,585,749	$—	$1,796,202	$1,671,381,951
Money Market Funds	14,102,150	—	—	14,102,150
Total Investments	$1,683,687,899	$—	$1,796,202	$1,685,484,101

13                         Invesco Real Estate Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,597.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The fund did not have capital loss carryforward as of February 28, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $315,619,745 and $489,937,732, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$401,982,155
Aggregate unrealized (depreciation) of investments	(32,820,140)
Net unrealized appreciation of investments	$369,162,015

Cost of investments for tax purposes is $1,316,322,086.

14                         Invesco Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	2,639,386	$56,523,743	8,076,290	$191,316,398
Class B	933	19,638	11,837	282,110
Class C	110,609	2,349,807	740,337	17,110,493
Class R	294,182	6,305,436	1,015,174	24,030,081
Class Y	3,910,226	83,550,313	3,944,687	93,029,993
Investor Class	39,836	847,991	234,277	5,507,093
Class R5	1,579,840	33,689,415	5,072,866	118,906,813
Class R6	1,503,518	32,381,345	3,544,898	84,877,405

Issued as reinvestment of dividends:
Class A	244,585	5,205,672	6,240,843	130,849,793
Class B	435	9,209	27,721	578,354
Class C	13,101	276,573	731,413	15,176,279
Class R	24,244	516,370	703,866	14,737,337
Class Y	64,742	1,377,886	1,098,147	23,063,006
Investor Class	12,023	255,195	280,610	5,867,805
Class R5	135,030	2,873,421	2,803,104	58,791,250
Class R6	42,857	910,598	721,532	15,129,354

Automatic conversion of Class B shares to Class A shares:
Class A	50,393	1,086,324	73,765	1,703,151
Class B	(50,421)	(1,086,324)	(73,806)	(1,703,151)

Reacquired:
Class A	(9,377,033)	(200,744,416)	(19,708,936)	(461,414,758)
Class B	(17,611)	(375,548)	(49,567)	(1,141,790)
Class C	(1,115,277)	(23,608,945)	(1,877,132)	(43,167,435)
Class R	(930,721)	(19,960,177)	(1,743,725)	(40,238,982)
Class Y	(2,798,408)	(59,649,993)	(3,636,759)	(84,004,323)
Investor Class	(236,738)	(5,050,326)	(571,504)	(13,317,734)
Class R5	(3,391,693)	(72,707,487)	(9,373,243)	(211,590,948)
Class R6	(1,249,910)	(26,607,904)	(3,713,744)	(88,641,952)
Net increase (decrease) in share activity	(8,501,872)	$(181,612,184)	(5,427,049)	$(144,264,358)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$21.64	$0.24	$0.20	$0.44	$(0.14)	$—	$(0.14)	$21.94	2.06%	$793,834	1.28	%(d)	1.28	%(d)	2.22	%(d)	18%
Year ended 02/28/17	21.76	0.31	2.97	3.28	(0.41)	(2.99)	(3.40)	21.64	15.74	922,255	1.24		1.24		1.31		52
Year ended 02/29/16	27.02	0.39	(1.75)	(1.36)	(0.29)	(3.61)	(3.90)	21.76	(5.26)	1,043,135	1.25		1.25		1.57		80
Year ended 02/28/15	23.34	0.26	4.69	4.95	(0.21)	(1.06)	(1.27)	27.02	21.53	1,363,062	1.24		1.24		1.03		23
Year ended 02/28/14	25.21	0.23	1.02	1.25	(0.27)	(2.85)	(3.12)	23.34	6.15	1,229,818	1.25		1.25		0.94		50
Year ended 02/28/13	23.97	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.21	14.90	1,420,236	1.25		1.25		0.76		60
Class B
Six months ended 08/31/17	21.61	0.16	0.20	0.36	(0.06)	—	(0.06)	21.91	1.68	2,513	2.03	(d)	2.03	(d)	1.47	(d)	18
Year ended 02/28/17	21.73	0.13	2.97	3.10	(0.23)	(2.99)	(3.22)	21.61	14.87	3,919	1.99		1.99		0.56		52
Year ended 02/29/16	26.99	0.21	(1.76)	(1.55)	(0.10)	(3.61)	(3.71)	21.73	(6.00)	5,762	2.00		2.00		0.82		80
Year ended 02/28/15	23.33	0.07	4.69	4.76	(0.04)	(1.06)	(1.10)	26.99	20.61	9,276	1.99		1.99		0.28		23
Year ended 02/28/14	25.19	0.05	1.02	1.07	(0.08)	(2.85)	(2.93)	23.33	5.35	10,390	2.00		2.00		0.19		50
Year ended 02/28/13	24.03	0.00	3.27	3.27	—	(2.11)	(2.11)	25.19	14.07	15,770	2.00		2.00		0.01		60
Class C
Six months ended 08/31/17	21.50	0.16	0.20	0.36	(0.06)	—	(0.06)	21.80	1.69	97,108	2.03	(d)	2.03	(d)	1.47	(d)	18
Year ended 02/28/17	21.64	0.13	2.95	3.08	(0.23)	(2.99)	(3.22)	21.50	14.84	117,090	1.99		1.99		0.56		52
Year ended 02/29/16	26.89	0.21	(1.76)	(1.55)	(0.09)	(3.61)	(3.70)	21.64	(5.98)	126,592	2.00		2.00		0.82		80
Year ended 02/28/15	23.25	0.07	4.67	4.74	(0.04)	(1.06)	(1.10)	26.89	20.60	165,146	1.99		1.99		0.28		23
Year ended 02/28/14	25.11	0.05	1.02	1.07	(0.08)	(2.85)	(2.93)	23.25	5.37	137,528	2.00		2.00		0.19		50
Year ended 02/28/13	23.97	0.00	3.25	3.25	—	(2.11)	(2.11)	25.11	14.02	151,760	2.00		2.00		0.01		60
Class R
Six months ended 08/31/17	21.66	0.21	0.20	0.41	(0.11)	—	(0.11)	21.96	1.93	90,085	1.53	(d)	1.53	(d)	1.97	(d)	18
Year ended 02/28/17	21.78	0.25	2.97	3.22	(0.35)	(2.99)	(3.34)	21.66	15.43	102,102	1.49		1.49		1.06		52
Year ended 02/29/16	27.04	0.33	(1.76)	(1.43)	(0.22)	(3.61)	(3.83)	21.78	(5.50)	103,196	1.50		1.50		1.32		80
Year ended 02/28/15	23.35	0.20	4.70	4.90	(0.15)	(1.06)	(1.21)	27.04	21.25	145,832	1.49		1.49		0.78		23
Year ended 02/28/14	25.22	0.17	1.01	1.18	(0.20)	(2.85)	(3.05)	23.35	5.85	125,586	1.50		1.50		0.69		50
Year ended 02/28/13	23.98	0.13	3.26	3.39	(0.04)	(2.11)	(2.15)	25.22	14.60	144,909	1.50		1.50		0.51		60
Class Y
Six months ended 08/31/17	21.63	0.27	0.21	0.48	(0.17)	—	(0.17)	21.94	2.24	229,953	1.03	(d)	1.03	(d)	2.47	(d)	18
Year ended 02/28/17	21.76	0.37	2.96	3.33	(0.47)	(2.99)	(3.46)	21.63	15.98	201,330	0.99		0.99		1.56		52
Year ended 02/29/16	27.02	0.46	(1.75)	(1.29)	(0.36)	(3.61)	(3.97)	21.76	(5.02)	171,879	1.00		1.00		1.82		80
Year ended 02/28/15	23.34	0.33	4.69	5.02	(0.28)	(1.06)	(1.34)	27.02	21.83	224,733	0.99		0.99		1.28		23
Year ended 02/28/14	25.21	0.30	1.01	1.31	(0.33)	(2.85)	(3.18)	23.34	6.40	138,173	1.00		1.00		1.19		50
Year ended 02/28/13	23.97	0.26	3.25	3.51	(0.16)	(2.11)	(2.27)	25.21	15.18	154,464	1.00		1.00		1.01		60
Investor Class
Six months ended 08/31/17	21.58	0.24	0.20	0.44	(0.14)	—	(0.14)	21.88	2.07 (e)	38,507	1.25	(d)(e)	1.25	(d)(e)	2.25	(d)(e)	18
Year ended 02/28/17	21.71	0.31	2.96	3.27	(0.41)	(2.99)	(3.40)	21.58	15.73 (e)	41,961	1.23	(e)	1.23	(e)	1.32	(e)	52
Year ended 02/29/16	26.97	0.39	(1.75)	(1.36)	(0.29)	(3.61)	(3.90)	21.71	(5.27)	43,435	1.25		1.25		1.57		80
Year ended 02/28/15	23.30	0.26	4.68	4.94	(0.21)	(1.06)	(1.27)	26.97	21.52	73,852	1.24		1.24		1.03		23
Year ended 02/28/14	25.17	0.23	1.02	1.25	(0.27)	(2.85)	(3.12)	23.30	6.14	52,055	1.25		1.25		0.94		50
Year ended 02/28/13	23.93	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.17	14.92	62,118	1.25		1.25		0.76		60
Class R5
Six months ended 08/31/17	21.63	0.28	0.20	0.48	(0.18)	—	(0.18)	21.93	2.27	313,616	0.88	(d)	0.88	(d)	2.62	(d)	18
Year ended 02/28/17	21.76	0.39	2.96	3.36	(0.49)	(2.99)	(3.48)	21.63	16.12	345,558	0.89		0.89		1.66		52
Year ended 02/29/16	27.02	0.49	(1.75)	(1.26)	(0.39)	(3.61)	(4.00)	21.76	(4.89)	380,119	0.87		0.87		1.95		80
Year ended 02/28/15	23.35	0.36	4.68	5.04	(0.31)	(1.06)	(1.37)	27.02	21.94	465,368	0.87		0.87		1.40		23
Year ended 02/28/14	25.22	0.33	1.02	1.35	(0.37)	(2.85)	(3.22)	23.35	6.57	403,475	0.88		0.88		1.31		50
Year ended 02/28/13	23.98	0.29	3.26	3.55	(0.20)	(2.11)	(2.31)	25.22	15.33	453,842	0.87		0.87		1.14		60
Class R6
Six months ended 08/31/17	21.63	0.29	0.20	0.49	(0.19)	—	(0.19)	21.93	2.31	119,123	0.80	(d)	0.80	(d)	2.70	(d)	18
Year ended 02/28/17	21.75	0.41	2.97	3.38	(0.51)	(2.99)	(3.50)	21.63	16.28	111,069	0.80		0.80		1.75		52
Year ended 02/29/16	27.02	0.51	(1.76)	(1.25)	(0.41)	(3.61)	(4.02)	21.75	(4.85)	99,691	0.78		0.78		2.04		80
Year ended 02/28/15	23.34	0.39	4.68	5.07	(0.33)	(1.06)	(1.39)	27.02	22.10	107,792	0.78		0.78		1.49		23
Year ended 02/28/14	25.22	0.35	1.01	1.36	(0.39)	(2.85)	(3.24)	23.34	6.61	24,815	0.79		0.79		1.40		50
Year ended 02/28/13(f)	26.34	0.13	0.91	1.04	(0.05)	(2.11)	(2.16)	25.22	4.41	746	0.77	(g)	0.77	(g)	1.24	(g)	60

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $824,369, $3,242, $103,907, $94,389, $232,190, $39,493, $331,344 and $105,025 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflects actual 12-b1 fees of 0.22% and 0.24% for the six months ended August 31, 2017 and the year ended February 28, 2017, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

16                         Invesco Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,020.60	$6.52	$1,018.75	$6.51	1.28%
B	1,000.00	1,016.80	10.32	1,014.97	10.31	2.03
C	1,000.00	1,016.40	10.32	1,014.97	10.31	2.03
R	1,000.00	1,019.30	7.79	1,017.49	7.78	1.53
Y	1,000.00	1,021.90	5.25	1,020.01	5.24	1.03
Investor	1,000.00	1,020.70	6.37	1,018.90	6.36	1.25
R5	1,000.00	1,022.20	4.49	1,020.77	4.48	0.88
R6	1,000.00	1,023.10	4.08	1,021.17	4.08	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which met throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the

Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management

18                         Invesco Real Estate Fund

fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and its affiliates do not advise other Invesco Funds with investment strategies comparable to those of the Fund, but do sub-advise one other fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that advisory fee rates charged by Invesco Advisers to manage other client accounts tended to be more comparable for real estate funds.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco Real Estate Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Real Estate Fund, an investment portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	1,075,643,705	36,896,019
	James T. Bunch	1,075,509,176	37,030,549
	Bruce L. Crockett	1,075,572,644	36,967,081
	Jack M. Fields	1,076,035,319	36,504,406
	Martin L. Flanagan	1,076,134,468	36,405,257
	Cynthia Hostetler	1,077,172,262	35,367,462
	Dr. Eli Jones	1,076,007,958	36,531,767
	Dr. Prema Mathai-Davis	1,076,513,866	36,025,858
	Teresa M. Ressel	1,077,257,019	35,282,705
	Dr. Larry Soll	1,075,538,189	37,001,536
	Ann Barnett Stern	1,076,992,294	35,547,430
	Raymond Stickel, Jr.	1,075,682,835	36,856,890
	Philip A. Taylor	1,075,984,768	36,554,957
	Robert C. Troccoli	1,075,677,176	36,862,549
	Christopher L. Wilson	1,076,067,941	36,471,783

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Real Estate Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	665,640,138	81,566,356	41,892,423	414,647,129
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	20,466,434	1,834,750	934,018	15,139,048
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	21,306,936	936,753	990,284	15,140,277
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	20,951,462	1,228,633	1,053,231	15,140,924

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds (Invesco Investment Securities Funds).

20                         Invesco Real Estate Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                     Invesco Distributors, Inc.                                                                               REA-SAR-1                 10192017         1352

Semiannual Report to Shareholders	August 31, 2017

Invesco Short Duration Inflation Protected Fund Nasdaq: A: LMTAX ◾ A2: SHTIX ◾ Y: LMTYX ◾ R5: ALMIX ◾ R6: SDPSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.10%
Class A2 Shares	-0.05
Class Y Shares	0.12
Class R5 Shares	0.03
Class R6 Shares	0.14
The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index▼ (Broad Market/Style-Specific Index)	0.24
Lipper Inflation Protected Bond Funds Index∎ (Peer Group Index)	0.77

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index is a subset of The BofA Merrill Lynch US Inflation-Linked Treasury Index including all securities with a remaining term to final maturity less than five years.

    The Lipper Inflation Protected Bond Funds Index is an unmanaged index considered representative of inflation protected bond funds tracked by Lipper.

    The BofA Merrill Lynch US Inflation-Linked Treasury Index tracks the performance of US dollar-denominated inflation-linked sovereign debt publicly issued by the US government in its domestic market.

    Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofAML”) indices and related information, the name “Bank of America Merrill Lynch,” and related trademarks, are intellectual property licensed from BofAML, and may not be copied, used or distributed without BofAML’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed or promoted by BofAML. BOFAML MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Short Duration Inflation Protected Fund

Average Annual Total Returns
As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	1.26%
10 Years	0.94
5 Years	-0.03
1 Year	-1.73

Class A2 Shares
Inception (12/15/87)	3.85%
10 Years	1.15
5 Years	0.32
1 Year	-0.16

Class Y Shares
10 Years	1.33%
5 Years	0.61
1 Year	1.12

Class R5 Shares
Inception (7/13/87)	4.11%
10 Years	1.39
5 Years	0.60
1 Year	1.06

Class R6 Shares
10 Years	1.28%
5 Years	0.59
1 Year	1.17

Average Annual Total Returns
As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	1.24%
10 Years	1.05
5 Years	-0.08
1 Year	-2.83

Class A2 Shares
Inception (12/15/87)	3.86%
10 Years	1.27
5 Years	0.27
1 Year	-1.19

Class Y Shares
10 Years	1.44%
5 Years	0.53
1 Year	-0.02

Class R5 Shares
Inception (7/13/87)	4.11%
10 Years	1.50
5 Years	0.53
1 Year	-0.09

Class R6 Shares
10 Years	1.39%
5 Years	0.51
1 Year	0.03

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

    Class R6 shares incepted on December 31, 2015. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y, Class R5 and Class R6 shares was 0.55%, 0.45%, 0.30%, 0.30% and 0.29%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y, Class R5 and Class R6 shares was 0.70%, 0.60%, 0.45%, 0.32% and 0.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                         Invesco Short Duration Inflation Protected Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Short Duration Inflation Protected Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.91%
U.S. Treasury Inflation — Indexed Notes–99.91%(a)
U.S. Treasury Inflation — Indexed Notes	2.13%	01/15/2019	$31,406	$32,377,647
U.S. Treasury Inflation — Indexed Notes	0.13%	04/15/2019	97,288	97,502,024
U.S. Treasury Inflation — Indexed Notes	1.88%	07/15/2019	32,412	33,759,831
U.S. Treasury Inflation — Indexed Notes	1.38%	01/15/2020	39,663	41,132,594
U.S. Treasury Inflation — Indexed Notes	0.13%	04/15/2020	97,425	97,939,155
U.S. Treasury Inflation — Indexed Notes	1.25%	07/15/2020	67,764	70,720,117
U.S. Treasury Inflation — Indexed Notes	1.13%	01/15/2021	76,122	79,327,650
U.S. Treasury Inflation — Indexed Notes	0.13%	04/15/2021	86,392	86,824,959
U.S. Treasury Inflation — Indexed Notes	0.63%	07/15/2021	72,622	74,827,969
U.S. Treasury Inflation — Indexed Notes	0.13%	01/15/2022	82,832	83,361,779
U.S. Treasury Inflation — Indexed Notes	0.13%	04/15/2022	29,880	29,987,163
U.S. Treasury Inflation — Indexed Notes	0.13%	07/15/2022	81,478	82,177,715
TOTAL INVESTMENTS IN SECURITIES–99.91% (Cost $816,969,396)				809,938,603
OTHER ASSETS LESS LIABILITIES–0.09%				691,250
NET ASSETS–100.00%				$810,629,853

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1H.

Portfolio Composition

By U.S. Treasuries

as of August 31, 2017

Maturity Date	Coupon Rate	% of Total Net Assets
01/15/2019	2.13%	3.99%
04/15/2019	0.13	12.03
07/15/2019	1.88	4.17
01/15/2020	1.38	5.07
04/15/2020	0.13	12.08
07/15/2020	1.25	8.72
01/15/2021	1.13	9.79
04/15/2021	0.13	10.71
07/15/2021	0.63	9.23
01/15/2022	0.13	10.28
04/15/2022	0.13	3.70
07/15/2022	0.13	10.14
Other Assets Less Liabilities		0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Duration Inflation Protected Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $816,969,396)	$809,938,603
Receivable for:
Investments sold	499,982
Fund shares sold	159,680
Interest	693,234
Fund expenses absorbed	24,241
Investment for trustee deferred compensation and retirement plans	110,358
Other assets	55,169
Total assets	811,481,267

Liabilities:
Payable for:
Fund shares reacquired	147,417
Amount due custodian	388,039
Accrued fees to affiliates	46,335
Accrued trustees’ and officers’ fees and benefits	4,229
Accrued other operating expenses	145,105
Trustee deferred compensation and retirement plans	120,289
Total liabilities	851,414
Net assets applicable to shares outstanding	$810,629,853

Net assets consist of:
Shares of beneficial interest	$813,531,841
Undistributed net investment income	7,649,468
Undistributed net realized gain (loss)	(3,520,663)
Net unrealized appreciation (depreciation)	(7,030,793)
$810,629,853

Net Assets:
Class A	$56,386,153
Class A2	$20,953,987
Class Y	$11,610,141
Class R5	$919,308
Class R6	$720,760,264

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	5,353,486
Class A2	1,987,562
Class Y	1,100,954
Class R5	87,138
Class R6	68,339,226
Class A:
Net asset value per share	$10.53
Maximum offering price per share
(Net asset value of $10.53 ÷ 97.50%)	$10.80
Class A2:
Net asset value per share	$10.54
Maximum offering price per share
(Net asset value of $10.54 ÷ 99.00%)	$10.65
Class Y:
Net asset value and offering price per share	$10.55
Class R5:
Net asset value and offering price per share	$10.55
Class R6:
Net asset value and offering price per share	$10.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Duration Inflation Protected Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$2,336,103
Treasury Inflation-Protected Securities inflation adjustments	11,320,517
Total Investment Income	13,656,620

Expenses:
Advisory fees	777,184
Administrative services fees	103,944
Custodian fees	2,603
Distribution fees:
Class A	63,576
Class A2	16,122
Transfer agent fees — A, A2 and Y	60,514
Transfer agent fees — R5	128
Transfer agent fees — R6	1,139
Trustees’ and officers’ fees and benefits	16,918
Registration and filing fees	41,467
Licensing Fees	81,619
Reports to shareholders	25,079
Professional services fees	23,222
Other	8,004
Total expenses	1,221,519
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(65,530)
Net expenses	1,155,989
Net investment income	12,500,631

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(2,733,935)
Change in net unrealized appreciation (depreciation) of investment securities	(8,990,102)
Net realized and unrealized gain (loss)	(11,724,037)
Net increase in net assets resulting from operations	$776,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Duration Inflation Protected Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$12,500,631	$7,179,636
Net realized gain (loss)	(2,733,935)	(419,207)
Change in net unrealized appreciation (depreciation)	(8,990,102)	526,020
Net increase in net assets resulting from operations	776,594	7,286,449

Distributions to shareholders from net investment income:
Class A	(187,670)	(381,209)
Class A2	(90,419)	(211,900)
Class Y	(53,694)	(91,982)
Class R5	(4,331)	(7,453)
Class R6	(3,707,428)	(6,848,225)
Total distributions from net investment income	(4,043,542)	(7,540,769)

Return of capital:
Class A	—	(55,351)
Class A2	—	(111,719)
Class Y	—	(50,909)
Class R5	—	(3,446)
Class R6	—	(594,363)
Total return of capital	—	(815,788)

Share transactions–net:
Class A	16,650,422	5,346,586
Class A2	(1,191,405)	(2,794,121)
Class Y	1,995,392	(929,834)
Class R5	139,933	170,641
Class R6	4,786,613	684,075,282
Net increase in net assets resulting from share transactions	22,380,955	685,868,554
Net increase in net assets	19,114,007	684,798,446

Net assets:
Beginning of period	791,515,846	106,717,400
End of period (includes undistributed net investment income of $ 7,649,468 and $ (807,621), respectively)	$810,629,853	$791,515,846

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Duration Inflation Protected Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.

The Fund currently consists of five different classes of shares: Class A, Class A2, Class Y, Class R5 and Class R6. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y, Class R5 and Class R6 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

8                         Invesco Short Duration Inflation Protected Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Distributions — Distributions from net investment income are declared daily and paid quarterly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

9                         Invesco Short Duration Inflation Protected Fund

H.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statement of Operations, even though investors do not receive their principal until maturity.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.20%
Over $500 million	0.175%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.19%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $22,025 and reimbursed class level expenses of $25,976, $10,982, $5,781 and $12 of Class A, Class A2, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class A2, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. The fess are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $0 and $100 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $21,507 from Class A for CDSC was imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco Short Duration Inflation Protected Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $754.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

11                         Invesco Short Duration Inflation Protected Fund

The Fund had a capital loss carryforward as of February 28, 2017, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$582,800	$—	$582,800

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended August 31, 2017 was $247,809,246 and $227,319,283, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$214,758
Aggregate unrealized (depreciation) of investments	(7,477,189)
Net unrealized appreciation (depreciation) of investments	$(7,262,431)

Cost of investments for tax purposes is $817,201,034.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	4,736,214	$49,963,675	2,661,117	$28,132,749
Class A2	34,998	368,993	56,602	598,416
Class Y	562,060	5,926,003	976,163	10,305,747
Class R5	16,853	177,717	22,121	234,947
Class R6(b)	3,775,712	39,753,673	67,935,325	721,326,866

Issued as reinvestment of dividends:
Class A	17,606	184,738	38,300	403,622
Class A2	7,437	78,095	26,643	280,837
Class Y	5,032	52,859	13,208	139,329
Class R5	125	1,312	314	3,315
Class R6	353,093	3,707,376	706,714	7,442,432

Reacquired:
Class A	(3,179,175)	(33,497,991)	(2,193,301)	(23,189,785)
Class A2	(155,391)	(1,638,493)	(347,926)	(3,673,374)
Class Y	(377,935)	(3,983,470)	(1,073,519)	(11,374,910)
Class R5	(3,716)	(39,096)	(6,409)	(67,621)
Class R6	(3,674,515)	(38,674,436)	(4,222,070)	(44,694,016)
Net increase in share activity	2,118,398	$22,380,955	64,593,282	$685,868,554

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 85% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	During the year ended February 28, 2017, Class R6 shares valued at $687,770,522 were issued to investors in the CollegeBound 529 program. The program and the Fund are affiliated by having the same investment adviser.

12                         Invesco Short Duration Inflation Protected Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$10.58	$0.15	$(0.16)	$(0.01)	$(0.04)	$—	$—	$(0.04)	$10.53	(0.10)%	$56,386	0.55	%(d)	0.66	%(d)	2.79	%(d)	28%
Year ended 02/28/17	10.50	0.13	0.08	0.21	(0.12)	(0.01)	—	(0.13)	10.58	2.04	39,978	0.55		0.70		1.18		41
Year ended 02/29/16	10.42	(0.05)	0.14	0.09	(0.01)	—	—	(0.01)	10.50	0.83	34,373	0.52		0.90		(0.52)		199
Year ended 02/28/15	10.44	0.00	(0.02)	(0.02)	(0.00)	—	—	(0.00)	10.42	(0.15)	33,150	0.58		0.92		0.04		106
Year ended 02/28/14	10.47	0.00	(0.02)	(0.02)	(0.01)	—	(0.00)	(0.01)	10.44	(0.20)	41,627	0.50		0.83		0.02		136
Year ended 02/28/13	10.47	0.01	0.00	0.01	(0.00)	—	(0.01)	(0.01)	10.47	0.13	42,300	0.48		0.78		0.04		58
Class A2
Six months ended 08/31/17	10.59	0.15	(0.16)	(0.01)	(0.04)	—	—	(0.04)	10.54	(0.05)	20,954	0.45	(d)	0.56	(d)	2.89	(d)	28%
Year ended 02/28/17	10.51	0.13	0.09	0.22	(0.13)	(0.01)	—	(0.14)	10.59	2.14	22,234	0.45		0.60		1.28		41
Year ended 02/29/16	10.42	(0.05)	0.15	0.10	(0.01)	—	—	(0.01)	10.51	0.92	24,851	0.50)		0.80		(0.50)		199
Year ended 02/28/15	10.45	0.00	(0.03)	(0.03)	(0.00)	—	—	(0.00)	10.42	(0.23)	28,213	0.57		0.82		0.05		106
Year ended 02/28/14	10.47	0.00	(0.01)	(0.01)	(0.01)	—	(0.00)	(0.01)	10.45	(0.10)	34,242	0.50		0.73		0.02		136
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	—	(0.01)	(0.02)	10.47	0.15	43,807	0.46		0.68		0.06		58
Class Y
Six months ended 08/31/17	10.59	0.16	(0.15)	0.01	(0.05)	—	—	(0.05)	10.55	0.12	11,610	0.30	(d)	0.41	(d)	3.04	(d)	28%
Year ended 02/28/17	10.51	0.15	0.09	0.24	(0.14)	(0.02)	—	(0.16)	10.59	2.30	9,656	0.30		0.45		1.43		41
Year ended 02/29/16	10.42	(0.05)	0.15	0.10	(0.01)	—	—	(0.01)	10.51	0.92	10,471	0.48		0.65		(0.48)		199
Year ended 02/28/15	10.45	0.01	(0.03)	(0.02)	(0.01)	—	—	(0.01)	10.42	(0.21)	8,045	0.55		0.67		0.07		106
Year ended 02/28/14	10.47	0.00	(0.01)	(0.01)	(0.01)	—	(0.00)	(0.01)	10.45	(0.08)	6,563	0.48		0.58		0.04		136
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	—	(0.01)	(0.02)	10.47	0.19	9,956	0.42		0.53		0.10		58
Class R5
Six months ended 08/31/17	10.59	0.16	(0.15)	0.01	(0.05)	—	—	(0.05)	10.55	0.13	919	0.29	(d)	0.29	(d)	3.05	(d)	28%
Year ended 02/28/17	10.52	0.15	0.08	0.23	(0.14)	(0.02)	—	(0.16)	10.59	2.21	783	0.30		0.32		1.43		41
Year ended 02/29/16	10.43	(0.05)	0.15	0.10	(0.01)	—	—	(0.01)	10.52	0.95	608	0.48		0.59		(0.48)		199
Year ended 02/28/15	10.45	0.01	(0.02)	(0.01)	(0.01)	—	—	(0.01)	10.43	(0.09)	4,416	0.52		0.59		0.10		106
Year ended 02/28/14	10.48	0.00	(0.02)	(0.02)	(0.01)	—	(0.00)	(0.01)	10.45	(0.16)	5,288	0.46		0.53		0.06		136
Year ended 02/28/13	10.48	0.01	0.01	0.02	(0.01)	—	(0.01)	(0.02)	10.48	0.20	5,912	0.40		0.49		0.12		58
Class R6
Six months ended 08/31/17	10.59	0.16	(0.15)	0.01	(0.05)	—	—	(0.05)	10.55	0.14	720,760	0.25	(d)	0.26	(d)	3.09	(d)	28%
Year ended 02/28/17	10.51	0.15	0.09	0.24	(0.14)	(0.02)	—	(0.16)	10.59	2.32	718,865	0.29		0.29		1.44		41
Year ended 02/29/16(e)	10.40	(0.01)	0.12	0.11	—	—	—	—	10.51	1.06	36,414	0.30	(f)	0.46	(f)	(0.30	)(f)	199

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $50,448, $21,323, $11,224, $916 and $725, for Class A, Class A2, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 31, 2015.
(f)	Annualized.

13                         Invesco Short Duration Inflation Protected Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$999.00	$2.77	$1,022.43	$2.80	0.55%
A2	1,000.00	999.50	2.27	1,022.94	2.29	0.45
Y	1,000.00	1,001.20	1.51	1,023.69	1.53	0.30
R5	1,000.00	1,000.30	1.46	1,023.74	1.48	0.29
R6	1,000.00	1,001.40	1.26	1,023.95	1.28	0.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365

14                         Invesco Short Duration Inflation Protected Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Short Duration Inflation Protected Fund’s (formerly, Invesco Limited Maturity Treasury Fund) (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board noted that the Fund had changed its name and investment strategy and tracks a new peer Index as of December 31, 2015. The Broadridge materials prior to the past calendar year were with respect to the Fund’s prior investment strategy. The Board compared the Fund’s investment performance during the past calendar year to the performance of funds in the Broadridge performance universe and against the Lipper Inflation Protected Bond Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the fifth quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was below the performance of the Index for the one year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

15                         Invesco Short Duration Inflation Protected Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2018 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers did not manage other mutual funds with investment strategies comparable to those of the Fund, but does advise a client account with an investment strategy comparable to the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of the recent investment strategy change. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

16                         Invesco Short Duration Inflation Protected Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Short Duration Inflation Protected Fund, an investment portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	1,075,643,705	36,896,019
	James T. Bunch	1,075,509,176	37,030,549
	Bruce L. Crockett	1,075,572,644	36,967,081
	Jack M. Fields	1,076,035,319	36,504,406
	Martin L. Flanagan	1,076,134,468	36,405,257
	Cynthia Hostetler	1,077,172,262	35,367,462
	Dr. Eli Jones	1,076,007,958	36,531,767
	Dr. Prema Mathai-Davis	1,076,513,866	36,025,858
	Teresa M. Ressel	1,077,257,019	35,282,705
	Dr. Larry Soll	1,075,538,189	37,001,536
	Ann Barnett Stern	1,076,992,294	35,547,430
	Raymond Stickel, Jr.	1,075,682,835	36,856,890
	Philip A. Taylor	1,075,984,768	36,554,957
	Robert C. Troccoli	1,075,677,176	36,862,549
	Christopher L. Wilson	1,076,067,941	36,471,783

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Short Duration Inflation Protected Fund did not receive sufficient shareholder votes to achieve quorum. As a result, Proposals 3 and 4(a) - (b) have failed to pass.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	665,640,138	81,566,356	41,892,423	414,647,129
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	5,261,600	369,284	341,865	1,258,196
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	5,434,182	230,378	308,196	1,258,189
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	5,368,228	291,521	313,005	1,258,191

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds (Invesco Investment Securities Funds).

17                         Invesco Short Duration Inflation Protected Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 003-39519                             Invesco Distributors, Inc.                                                              SDIP-SAR-1                             10092017     1442

Semiannual Report to Shareholders	August 31, 2017

Invesco Short Term Bond Fund Nasdaq: A: STBAX ◾ C: STBCX ◾ R: STBRX ◾ Y: STBYX ◾ R5: ISTBX ◾ R6: ISTFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
16	Financial Statements
18	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses
28	Approval of Investment Advisory and Sub-Advisory Contracts
30	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

  Performance summary

  Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.21%
Class C Shares	1.03
Class R Shares	1.15
Class Y Shares	1.40
Class R5 Shares	1.46
Class R6 Shares	1.45
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.74
Bloomberg Barclays 1-3 Year Government/Credit Index▼ (Style-Specific Index)	0.82
Lipper Short Investment Grade Debt Funds Index∎ (Peer Group Index)	1.19

  Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index considered representative of short-term US corporate bonds and US government bonds with maturities of one to three years.

    The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment grade debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Short Term Bond Fund

Average Annual Total Returns

As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.83%
10 Years	1.42
5 Years	1.12
1 Year	-0.95

Class C Shares
Inception (8/30/02)	1.83%
10 Years	1.36
5 Years	1.27
1 Year	1.22

Class R Shares
Inception (4/30/04)	1.75%
10 Years	1.36
5 Years	1.30
1 Year	1.33

Class Y Shares
10 Years	1.82%
5 Years	1.80
1 Year	1.84

Class R5 Shares
Inception (4/30/04)	2.28%
10 Years	1.91
5 Years	1.87
1 Year	1.95

Class R6 Shares
10 Years	1.67%
5 Years	1.89
1 Year	1.95

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and

Average Annual Total Returns

As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.83%
10 Years	1.41
5 Years	1.27
1 Year	-0.82

Class C Shares
Inception (8/30/02)	1.83%
10 Years	1.34
5 Years	1.40
1 Year	1.23

Class R Shares
Inception (4/30/04)	1.73%
10 Years	1.35
5 Years	1.41
1 Year	1.35

Class Y Shares
10 Years	1.79%
5 Years	1.94
1 Year	1.86

Class R5 Shares
Inception (4/30/04)	2.27%
10 Years	1.90
5 Years	1.97
1 Year	1.97

Class R6 Shares
10 Years	1.64%
5 Years	2.00
1 Year	1.97

principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.66%, 1.01%, 1.01%, 0.51%, 0.40% and 0.40%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.67%, 1.17%, 1.02%, 0.52%, 0.41% and 0.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class C shares have no upfront or contingent deferred sales charge; therefore, performance shown is at net asset value. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the distributor for Class C Shares in effect through at least June 30, 2018. See current prospectus for more information.

3                         Invesco Short Term Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Short Term Bond Fund

Schedule of Investments(a)

August 31, 2017

(Unaudited)

	Principal Amount	Value
Bonds & Notes–70.36%
Aerospace & Defense–1.74%
Lockheed Martin Corp., Sr. Unsec. Global Notes, 1.85%, 11/23/2018	$4,286,000	$4,301,878
Rockwell Collins, Inc., Sr. Unsec. Notes,
1.95%, 07/15/2019	3,499,000	3,498,045
2.80%, 03/15/2022	5,414,000	5,496,574
United Technologies Corp.,
Sr. Unsec. Global Notes, 2.30%, 05/04/2022	5,000,000	4,999,520
Sr. Unsec. Notes, 8.88%, 11/15/2019	7,000,000	8,074,969
		26,370,986

Agricultural Products–0.00%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/2019	11,000	12,200

Airlines–2.94%
American Airlines Pass Through Trust,
Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/2018(b)	92,218	93,836
Series 2013-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/2023	1,072,335	1,145,413
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	2,006,721	2,061,844
Continental Airlines Pass Through Trust,
Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 05/10/2021	2,831,246	3,127,819
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	394,340	405,482
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/2019(b)	2,979,847	3,158,160
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 2.88%, 03/13/2020	15,951,000	16,195,991
3.63%, 03/15/2022	4,138,000	4,267,559
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	5,256,652	5,670,613
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(b)	1,717,971	1,790,985

	Principal Amount	Value
Airlines–(continued)
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	$6,400,000	$6,556,608
		44,474,310

Apparel Retail–0.45%
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
8.50%, 06/15/2019	604,000	664,400
5.63%, 02/15/2022	5,808,000	6,163,740
		6,828,140

Asset Management & Custody Banks–0.19%
Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/2019	2,784,000	2,806,201

Automobile Manufacturers–5.44%
BMW US Capital, LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 04/11/2019(b)	6,533,000	6,502,804
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes,
1.65%, 03/02/2018(b)	2,026,000	2,026,931
2.00%, 08/03/2018(b)	9,104,000	9,128,044
1.50%, 07/05/2019(b)	7,275,000	7,215,047
Ford Motor Credit Co. LLC,
Sr. Unsec. Global Notes, 1.68%, 09/08/2017	5,000,000	4,999,985
2.55%, 10/05/2018	3,000,000	3,022,211
2.02%, 05/03/2019	6,035,000	6,032,583
2.60%, 11/04/2019	1,438,000	1,451,937
2.68%, 01/09/2020	4,590,000	4,629,107
Sr. Unsec. Notes, 5.00%, 05/15/2018	337,000	344,253
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	13,384,000	13,610,805
General Motors Financial Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 2.40%, 05/09/2019	4,999,000	5,018,559
3.20%, 07/06/2021	2,613,000	2,655,436
Sr. Unsec. Gtd. Notes, 3.00%, 09/25/2017	2,000,000	2,001,645
3.15%, 01/15/2020	2,263,000	2,308,206
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/2019(b)	5,644,000	5,827,898
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Notes, 1.55%, 10/18/2019	5,632,000	5,610,401
		82,385,852

Automotive Retail–0.22%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	2,171,000	2,357,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Term Bond Fund

	Principal Amount	Value
Automotive Retail–(continued)
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 3.35%, 01/15/2021	$968,000	$989,557
		3,346,645

Biotechnology–1.59%
AbbVie Inc., Sr. Unsec. Global Notes, 1.80%, 05/14/2018	13,158,000	13,174,329
Celgene Corp., Sr. Unsec. Global Notes, 2.88%, 08/15/2020	3,224,000	3,308,419
Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 1.90%, 09/23/2019	7,539,000	7,515,742
		23,998,490

Brewers–1.50%
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/2019	16,281,000	18,027,976
3.75%, 01/15/2022	4,344,000	4,620,070
		22,648,046

Building Products–0.09%
Johnson Controls International PLC, Sr. Unsec. Global Notes, 1.40%, 11/02/2017	1,350,000	1,349,517

Cable & Satellite–1.43%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec. Gtd. First Lien Global Notes, 3.58%, 07/23/2020	19,795,000	20,326,634
CSC Holdings LLC, Sr. Unsec. Deb., 7.63%, 07/15/2018	411,000	430,009
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 3.88%, 08/01/2022(b)	847,000	863,940
		21,620,583

Communications Equipment–0.33%
Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/2018	5,000,000	5,005,545

Consumer Finance–0.17%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 09/10/2018	470,000	481,163
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 1.80%, 07/31/2018	2,093,000	2,096,629
		2,577,792

Data Processing & Outsourced Services–0.21%
Visa Inc., Sr. Unsec. Global Notes, 2.20%, 12/14/2020	3,172,000	3,206,605

Diversified Banks–4.45%
Bank of America Corp., Sr. Unsec. Medium-Term Notes, 5.63%, 07/01/2020	590,000	646,128

	Principal Amount	Value
Diversified Banks–(continued)
Bank of America, N.A., Series BKNT, Sr. Unsec. Notes, 1.65%, 03/26/2018	$2,090,000	$2,091,779
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	1,195,000	1,284,430
Citigroup Inc.,
Sr. Unsec. Floating Rate Notes, 2.02% (3 mo. USD LIBOR + 0.70%), 11/24/2017(c)	2,151,000	2,153,582
Sr. Unsec. Notes, 2.50%, 09/26/2018	7,500,000	7,559,715
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(d)	4,637,000	4,839,869
Crédit Agricole S.A. (France), Sr. Unsec. Notes, 3.00%, 10/01/2017(b)	3,398,000	3,401,447
DNB Boligkreditt AS (Norway), Sr. Sec. Mortgage Notes, 1.45%, 03/21/2018(b)	3,022,000	3,023,169
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	5,000,000	5,114,577
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00%(d)	3,735,000	3,847,050
JPMorgan Chase & Co.,
Sr. Unsec. Floating Rate Medium-Term Notes, 1.71% (3 mo. USD LIBOR + 0.51%), 03/01/2018(c)	2,121,000	2,124,280
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(d)	4,000,000	4,130,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(d)	1,390,000	1,414,325
Mizuho Bank Ltd. (Japan),
Sr. Unsec. Gtd. Floating Rate Notes, 1.75% (3 mo. USD LIBOR + 0.45%), 09/25/2017(b)(c)	4,336,000	4,336,455
Sr. Unsec. Gtd. Notes, 1.70%, 09/25/2017(b)	5,000,000	5,000,555
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(d)	3,140,000	3,257,750
Santander UK PLC (United Kingdom), Sr. Unsec. Global Notes, 3.05%, 08/23/2018	2,700,000	2,734,443
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 2.10%, 08/19/2019(b)	1,373,000	1,372,092
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,305,000	1,306,701
Wells Fargo & Co.,
Sr. Unsec. Global Notes, 2.13%, 04/22/2019	3,541,000	3,564,746
Series K, Jr. Unsec. Sub. Global Notes, 7.98%(d)	4,000,000	4,120,000
		67,323,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Term Bond Fund

	Principal Amount	Value
Diversified Capital Markets–0.61%
Credit Suisse Group AG (Switzerland), Sr. Unsec. Notes, 3.57%, 01/09/2023(b)	$6,700,000	$6,901,067
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/2020(b)	2,135,000	2,321,108
		9,222,175

Diversified Chemicals–0.44%
E. I. du Pont de Nemours and Co., Sr. Unsec. Notes, 2.20%, 05/01/2020	6,667,000	6,721,116

Diversified Metals & Mining–0.74%
Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/2017(b)	5,480,000	5,480,548
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), Sr. Unsec. Notes, 4.10%, 04/11/2023(b)	5,731,000	5,713,091
		11,193,639

Drug Retail–0.15%
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 2.70%, 11/18/2019	2,221,000	2,258,375

Electric Utilities–1.81%
Exelon Corp.,
Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	4,688,000	4,863,505
Sr. Unsec. Global Notes, 2.85%, 06/15/2020	4,285,000	4,378,752
FirstEnergy Corp., Series A, Sr. Unsec. Global Notes, 2.85%, 07/15/2022	1,579,000	1,588,937
Georgia Power Co.,
Sr. Unsec. Global Bonds, 1.95%, 12/01/2018	6,001,000	6,019,210
Sr. Unsec. Notes, 2.85%, 05/15/2022	3,781,000	3,871,211
Southern Co. (The), Sr. Unsec. Global Notes, 1.55%, 07/01/2018	6,731,000	6,722,219
		27,443,834

Financial Exchanges & Data–0.14%
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,150,000	2,184,586

Food Retail–0.60%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 2.70%, 07/26/2022(b)	2,904,000	2,923,614
Kroger Co. (The), Sr. Unsec. Medium-Term Global Notes, 1.50%, 09/30/2019	6,160,000	6,093,663
		9,017,277

Gas Utilities–0.35%
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	5,212,000	5,287,339

	Principal Amount	Value
General Merchandise Stores–0.47%
Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/2018	$2,240,000	$2,241,904
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	4,599,000	4,874,940
		7,116,844

Health Care Distributors–0.77%
Cardinal Health, Inc., Sr. Unsec. Global Notes, 1.95%, 06/14/2019	5,000,000	5,005,445
2.62%, 06/15/2022	4,999,000	5,031,159
McKesson Corp., Sr. Unsec. Global Notes, 1.40%, 03/15/2018	1,670,000	1,670,069
		11,706,673

Health Care Equipment–3.15%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.35%, 11/22/2019	10,726,000	10,828,830
2.90%, 11/30/2021	7,143,000	7,259,281
Becton, Dickinson and Co.,
Sr. Unsec. Notes, 2.13%, 06/06/2019	10,227,000	10,268,660
2.40%, 06/05/2020	5,358,000	5,393,400
2.89%, 06/06/2022	3,221,000	3,242,606
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/2018	1,700,000	1,718,660
Stryker Corp., Sr. Unsec. Global Notes, 2.00%, 03/08/2019	4,313,000	4,333,144
Zimmer Biomet Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/2018	4,631,000	4,642,057
		47,686,638

Health Care Facilities–0.12%
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	430,000	468,700
Sr. Sec. Gtd. First Lien Notes, 4.25%, 10/15/2019	1,270,000	1,312,862
		1,781,562

Health Care Services–0.34%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	2,815,000	2,828,913
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/2020	2,236,000	2,263,109
		5,092,022

Hotels, Resorts & Cruise Lines–0.16%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.50%, 03/01/2018	2,385,000	2,392,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Term Bond Fund

	Principal Amount	Value
Household Appliances–0.20%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 2.38%, 06/24/2022(b)	$3,066,000	$3,059,610

Household Products–0.98%
Church & Dwight Co., Inc., Sr. Unsec. Global Notes, 2.45%, 08/01/2022	753,000	756,392
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	13,749,000	14,006,794
		14,763,186

Housewares & Specialties–0.13%
Newell Brands Inc., Sr. Unsec. Global Notes, 2.60%, 03/29/2019	1,926,000	1,947,720

Hypermarkets & Super Centers–1.62%
Costco Wholesale Corp.,
Sr. Unsec. Global Notes, 2.15%, 05/18/2021	18,951,000	19,097,690
Sr. Unsec. Global Bonds, 2.30%, 05/18/2022	5,306,000	5,345,623
		24,443,313

Industrial Conglomerates–0.47%
Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds, 1.63%, 10/31/2017(b)	7,080,000	7,080,843

Industrial Machinery–0.33%
Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.90%, 09/15/2018	4,902,000	4,946,299

Integrated Oil & Gas–1.45%
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	8,612,000	9,280,821
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 1.38%, 05/10/2019	12,756,000	12,714,996
		21,995,817

Integrated Telecommunication Services–1.40%
AT&T Inc.,
Sr. Unsec. Global Notes, 2.45%, 06/30/2020	7,024,000	7,088,017
Sr. Unsec. Notes, 1.75%, 01/15/2018	1,405,000	1,406,119
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	210,000	231,778
Verizon Communications Inc.,
Sr. Unsec. Global Notes, 1.75%, 08/15/2021	4,348,000	4,272,573
2.95%, 03/15/2022	8,053,000	8,204,960
		21,203,447

	Principal Amount	Value
Internet & Direct Marketing Retail–1.03%
Amazon.com, Inc.,
Sr. Unsec. Global Notes, 2.60%, 12/05/2019	$7,072,000	$7,203,871
Sr. Unsec. Notes, 1.90%, 08/21/2020(b)	5,199,000	5,224,449
2.40%, 02/22/2023(b)	3,082,000	3,100,577
		15,528,897

Internet Software & Services–1.20%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes, 1.63%, 11/28/2017	14,176,000	14,178,750
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	1,940,000	1,943,781
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	2,026,000	2,069,956
		18,192,487

Investment Banking & Brokerage–2.45%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	4,519,000	5,112,819
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Floating Rate Global Notes, 2.47% (3 mo. USD LIBOR + 1.16%), 04/23/2020(c)	2,092,000	2,126,703
Sr. Unsec. Global Notes, 2.30%, 12/13/2019	10,000,000	10,063,785
Series L, Jr. Unsec. Sub. Notes, 5.70%(d)	4,952,000	5,112,940
Morgan Stanley,
Sr. Unsec. Global Notes, 1.88%, 01/05/2018	10,967,000	10,978,905
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	348,000	373,177
5.95%, 12/28/2017	2,521,000	2,555,647
Sr. Unsec. Medium-Term Notes, 5.50%, 07/24/2020	638,000	697,065
		37,021,041

IT Consulting & Other Services–0.66%
DXC Technology Co., Sr. Unsec. Floating Rate Notes, 2.26% (3 mo. USD LIBOR + 0.95%), 03/01/2021(c)	10,000,000	10,018,375

Life & Health Insurance–2.13%
Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(b)	8,000,000	8,081,836
MetLife, Inc., Sr. Unsec. Global Notes, 1.76%, 12/15/2017	3,081,000	3,083,345
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	345,000	378,369
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/2019(b)	5,965,000	6,006,618
Principal Life Global Funding II, Sec. Notes, 2.15%, 01/10/2020(b)	4,620,000	4,634,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Short Term Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2018	$4,000,000	$4,025,504
Nuveen Finance LLC, Sr. Unsec. Notes, 2.95%, 11/01/2019(b)	6,000,000	6,102,954
		32,312,846

Life Sciences Tools & Services–0.33%
Thermo Fisher Scientific, Inc., Sr. Unsec. Global Notes, 2.15%, 12/14/2018	4,999,000	5,025,247

Managed Health Care–0.20%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	980,000	1,052,186
UnitedHealth Group Inc., Sr. Unsec. Global Bonds, 1.70%, 02/15/2019	2,000,000	2,000,716
		3,052,902

Multi-Line Insurance–0.47%
AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	7,047,000	7,131,733

Multi-Utilities–0.06%
Dominion Energy, Inc., Jr. Unsec. Sub. Notes, 2.58%, 07/01/2020	867,000	876,054

Oil & Gas Equipment & Services–0.59%
Schlumberger Holdings Corp.,
Sr. Unsec. Notes, 1.90%, 12/21/2017(b)	5,000,000	5,002,445
2.35%, 12/21/2018(b)	3,951,000	3,980,617
		8,983,062

Oil & Gas Exploration & Production–1.93%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 8.70%, 03/15/2019	1,237,000	1,358,998
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/01/2023	14,368,000	14,825,980
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2021	6,235,000	6,384,141
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.88%, 05/01/2018	6,495,000	6,705,026
		29,274,145

Oil & Gas Refining & Marketing–0.41%
Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 1.70%, 05/01/2018(b)	6,173,000	6,187,970

Oil & Gas Storage & Transportation–5.44%
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 2.90%, 07/15/2022	2,119,000	2,135,228

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Bonds, 5.20%, 09/01/2020	$602,000	$656,211
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	1,120,000	1,135,247
Series B, Jr. Unsec. Sub. Gtd. Notes, 7.03%, 01/15/2068	4,230,000	4,304,313
Series D, Jr. Unsec. Sub. Gtd. Deb., 4.88%, 08/16/2077	12,657,000	12,697,502
Kinder Morgan Energy Partners, L.P.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/2020	1,000,000	1,100,120
Sr. Unsec. Gtd. Notes, 5.95%, 02/15/2018	16,600,000	16,902,967
MPLX LP,
Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	5,881,000	6,257,999
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	19,696,000	20,263,885
NGPL PipeCo. LLC, Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	1,201,000	1,237,030
ONEOK, Inc., Sr. Unsec. Gtd. Global Notes, 4.25%, 02/01/2022	6,400,000	6,681,293
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Notes, 5.75%, 01/15/2020	4,330,000	4,641,084
Western Gas Partners, LP, Sr. Unsec. Notes, 2.60%, 08/15/2018	2,350,000	2,359,690
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	1,833,000	1,925,245
		82,297,814

Other Diversified Financial Services–0.66%
Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/2021(b)	1,422,394	1,470,329
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(b)	2,775,000	2,790,090
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/2020(b)	2,000,000	2,032,640
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	1,823,000	1,900,477
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/2018	1,743,000	1,747,586
		9,941,122

Packaged Foods & Meats–0.92%
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/02/2020	1,254,000	1,278,103
Smithfield Foods, Inc., Sr. Unsec. Gtd. Notes, 2.70%, 01/31/2020(b)	8,000,000	8,084,092
Tyson Foods, Inc., Sr. Unsec. Notes, 2.25%, 08/23/2021	4,500,000	4,511,565
		13,873,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Short Term Bond Fund

	Principal Amount	Value
Pharmaceuticals–2.20%
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/2017(b)	$7,893,000	$7,892,163
Eli Lilly and Co., Sr. Unsec. Global Notes, 2.35%, 05/15/2022	2,330,000	2,355,663
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 2.50%, 06/07/2019	7,000,000	7,013,125
Teva Pharmaceutical Finance Netherlands III B.V. (Israel),
Sr. Unsec. Gtd. Global Notes, 1.40%, 07/20/2018	9,500,000	9,424,527
1.70%, 07/19/2019	6,780,000	6,604,642
		33,290,120

Property & Casualty Insurance–0.58%
Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/2020(b)	8,805,000	8,824,675

Regional Banks–1.78%
BB&T Corp., Series C, Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/2019	1,250,000	1,260,177
Branch Banking & Trust Co., Series BKNT, Sr. Unsec. Notes, 2.30%, 10/15/2018	10,000,000	10,063,570
CIT Group Inc., Sr. Unsec. Notes, 5.50%, 02/15/2019(b)	550,000	575,438
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50%(d)	3,900,000	4,095,000
Fifth Third Bank, Series BKNT, Sr. Unsec. Notes, 1.63%, 09/27/2019	6,000,000	5,964,417
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	750,000	883,048
KeyBank N.A., Series BKNT, Sr. Unsec. Bonds, 2.50%, 11/22/2021	4,023,000	4,074,460
		26,916,110

Restaurants–0.68%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	10,020,000	10,308,075

Retail REIT’s–0.23%
Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/2018(b)	3,500,000	3,500,154

Semiconductors–1.87%
Analog Devices, Inc., Sr. Unsec. Global Notes, 2.50%, 12/05/2021	4,825,000	4,865,339
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes,
4.13%, 06/15/2020(b)	9,508,000	9,959,630
4.13%, 06/01/2021(b)	5,000,000	5,256,250

	Principal Amount	Value
Semiconductors–(continued)
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/2018	$8,204,000	$8,210,071
		28,291,290

Sovereign Debt–0.70%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	10,044,000	10,586,376

Specialized Finance–0.63%
Air Lease Corp., Sr. Unsec. Global Notes, 2.13%, 01/15/2020	3,875,000	3,882,109
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(b)	4,305,000	4,343,459
International Lease Finance Corp.,
Sr. Unsec. Global Notes, 5.88%, 04/01/2019	811,000	858,139
Sr. Unsec. Notes, 8.88%, 09/01/2017	506,000	506,000
		9,589,707

Specialized REIT’s–0.33%
American Tower Corp.,
Sr. Unsec. Global Notes, 2.80%, 06/01/2020	762,000	776,823
Sr. Unsec. Notes, 5.05%, 09/01/2020	2,266,000	2,451,351
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/2020(b)	900,000	968,010
4.88%, 08/15/2020(b)	245,000	260,810
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	500,000	567,293
		5,024,287

Specialty Chemicals–0.58%
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes,
2.25%, 05/15/2020	3,186,000	3,203,857
2.75%, 06/01/2022	5,456,000	5,503,781
		8,707,638

Steel–0.58%
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	8,507,000	8,783,477

Systems Software–0.68%
VMware, Inc., Sr. Unsec. Global Notes, 2.30%, 08/21/2020	6,705,000	6,730,878
2.95%, 08/21/2022	3,604,000	3,623,539
		10,354,417

Technology Distributors–0.38%
Tech Data Corp., Sr. Unsec. Global Bonds, 3.70%, 02/15/2022	5,580,000	5,698,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Short Term Bond Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.80%
Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/2020	$5,155,000	$5,142,870
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 3.48%, 06/01/2019(b)	6,878,000	7,000,508
		12,143,378

Tobacco–1.00%
BAT Capital Corp. (United Kingdom),
Sr. Unsec. Gtd. Notes, 2.30%, 08/14/2020(b)	5,676,000	5,681,191
2.76%, 08/15/2022(b)	9,395,000	9,430,405
		15,111,596

Trucking–0.38%
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	3,192,000	3,239,880
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	2,374,000	2,446,412
		5,686,292

Wireless Telecommunication Services–1.30%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/30/2020	1,841,000	1,986,115
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	927,000	1,003,477
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	16,503,000	16,761,302
		19,750,894
Total Bonds & Notes (Cost $1,056,029,747)		1,064,783,833

Asset-Backed Securities–15.64%
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(b)(e)	4,442,219	4,472,182
Apidos CLO XI (Cayman Islands), Series 2012-11A, Class X, Floating Rate Pass Through Ctfs., 2.50% (3 mo. USD LIBOR + 1.20%), 01/17/2028(b)(c)	2,812,500	2,824,244
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Variable Rate Pass Through Ctfs., 3.69%, 05/25/2034(e)	80,763	81,638
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 4.23% (1 mo. USD LIBOR + 3.00%), 05/15/2032(b)(c)	4,080,000	4,090,417

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 3.21%, 08/25/2033(e)	$159,935	$159,641
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.91%, 04/12/2038(b)(e)	1,248,710	1,259,821
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, Floating Rate Pass Through Ctfs., 2.67% (3 mo. USD LIBOR + 1.35%), 11/30/2026(b)(c)	7,083,333	7,099,584
BX Trust, Series 2017-SLCT, Class A, Floating Rate Pass Through Ctfs., 2.17% (1 mo. USD LIBOR + 0.92%), 07/15/2034(b)(c)	6,603,000	6,624,962
Canyon Capital CLO Ltd., Series 2006-1A, Class A2, Floating Rate Pass Through Ctfs., 1.52% (3 mo. USD LIBOR + 0.27%), 12/15/2020(b)(c)	12,035,719	12,026,262
Carlyle Global Market Strategies CLO Ltd, Series 2014-1A, Class AR, Floating Rate Pass Through Ctfs., 2.60% (3 mo. USD LIBOR + 1.30%), 04/17/2025(b)(c)	10,000,000	10,060,665
Cent CLO Ltd. (Cayman Islands), Series 2014-22A, Class A1R, Floating Rate Pass Through Ctfs., 2.72% (3 mo. USD LIBOR + 1.41%), 11/07/2026(b)(c)	7,715,000	7,784,435
CGDB Commercial Mortgage Trust,
Series 2017-BIO, Class C, Floating Rate Pass Through Ctfs., 2.33% (1 mo. USD LIBOR + 1.10%), 05/15/2030(b)(c)	5,930,000	5,922,549
Series 2017-BIO, Class D, Floating Rate Pass Through Ctfs., 2.93% (1 mo. USD LIBOR + 1.70%), 05/15/2030(b)(c)	5,300,000	5,293,373
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, Floating Rate Pass Through Ctfs., 2.04% (1 mo. USD LIBOR + 0.79%), 07/15/2028 (b)(c)	6,125,000	6,134,018
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 2.30% (1 mo. USD LIBOR + 1.05%), 07/15/2028(b)(c)	3,950,000	3,945,368
Series 2017-BIOC, Class D, Floating Rate Pass Through Ctfs., 2.85% (1 mo. USD LIBOR + 1.60%), 07/15/2028(b)(c)	2,413,000	2,408,849
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.30%, 08/25/2034(e)	403,540	393,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Short Term Bond Fund

	Principal Amount	Value
Cold Storage Trust, Series 2017-ICE3, Class A, Floating Rate Pass Through Ctfs., 2.23% (1 mo. USD LIBOR + 1.00%), 04/15/2036(b)(c)	$15,000,000	$15,067,797
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(b)(e)	5,391,779	5,473,882
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 2.28% (1 mo. USD LIBOR + 1.05%), 06/08/2030(b)(c)	4,125,000	4,127,789
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 1.50% (1 mo. USD LIBOR + 0.27%), 06/25/2034(c)	1,205,225	1,210,400
DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	6,130,800	6,327,687
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, Variable Rate Pass Through Ctfs., 2.61%, 06/25/2047(b)(e)	1,009,091	1,011,534
Series 2017-2A, Class A3, Variable Rate Pass Through Ctfs., 2.71%, 06/25/2047(b)(e)	1,098,645	1,101,311
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 2.78% (1 mo. USD LIBOR + 1.55%), 02/15/2027(b)(c)	5,000,000	5,010,236
GS Mortgage Securities Corp II, Series 2015-GC30, Class A2, Pass Through Ctfs., 2.73%, 05/10/2050	2,687,186	2,733,704
GS Mortgage Securities Trust, Series 2013-GC14, Class A1, Pass Through Ctfs., 1.22%, 08/10/2046	21,050	21,041
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(b)	7,000,000	7,002,449
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1BR, Pass Through Ctfs., 2.97%, 01/25/2027(b)	9,153,000	9,186,207
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I, Pass Through Ctfs., 3.61%, 07/30/2047(b)	485,130	491,568
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2, Class A1A, Variable Rate Pass Through Ctfs., 4.84%, 07/15/2041(b)(e)	388,080	387,520
Series 2013-C16, Class A2, Pass Through Ctfs., 3.07%, 12/15/2046	2,863,142	2,901,122

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class A2, Pass Through Ctfs., 2.98%, 11/15/2045	$1,879,991	$1,903,014
Series 2015-C28, Class A2, Pass Through Ctfs., 2.77%, 10/15/2048	3,316,008	3,386,825
Series 2015-C29, Class A2, Pass Through Ctfs., 2.92%, 05/15/2048	1,631,269	1,672,573
Katonah Ltd., Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.81% (3 mo. USD LIBOR + 1.50%), 04/23/2022(b)(c)	2,928,000	2,939,991
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	2,953,677	2,957,463
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.20%, 11/25/2035(e)	1,422,408	1,433,120
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A2, Pass Through Ctfs., 3.12%, 08/15/2047	2,606,406	2,667,084
Series 2015-C23, Class A2, Pass Through Ctfs., 2.98%, 07/15/2050	2,682,532	2,754,683
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(e)	2,016,177	2,019,956
Northwoods Capital XII Ltd. (Cayman Islands), Series 2014-12A, Class AR, Floating Rate Pass Through Ctfs., 2.36% (3 mo. USD LIBOR + 1.23%), 09/15/2025(b)(c)	2,750,000	2,757,052
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, Floating Rate Pass Through Ctfs., 2.71% (3 mo. USD LIBOR + 1.40%), 11/22/2025(b)(c)	3,206,486	3,238,411
Series 2014-6A, Class A1B, Floating Rate Pass Through Ctfs., 2.75% (3 mo. USD LIBOR + 1.45%), 07/17/2026(b)(c)	1,400,000	1,410,607
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.93% (1 mo. USD LIBOR + 2.70%), 07/14/2034(b)(c)	4,181,000	4,189,930
RAIT Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 3.53% (1 mo. USD LIBOR + 2.30%), 12/15/2031(b)(c)	3,409,797	3,410,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Short Term Bond Fund

	Principal Amount	Value
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A1, Variable Rate Pass Through Ctfs., 3.00%, 10/25/2035(b)(e)	$2,609,446	$2,641,664
Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 3.44%, 01/26/2036(b)(e)	128,532	129,095
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, Floating Rate Pass Through Ctfs., 2.47% (3 mo. USD LIBOR + 1.16%), 10/25/2026(b)(c)	7,800,000	7,803,787
Sequoia Mortgage Trust,
Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/2043(e)	2,383,836	2,284,311
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(e)	2,060,385	2,017,365
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/2043(e)	3,233,579	3,259,852
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/2043(e)	2,065,684	2,088,923
Starwood Retail Property Trust, Series 2014-STAR, Class C, Floating Rate Pass Through Ctfs., 3.73% (1 mo. USD LIBOR + 2.50%), 11/15/2027(b)(c)	5,000,000	4,964,862
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.68% (3 mo. USD LIBOR + 0.38%), 04/18/2022(b)(c)	1,987,000	1,980,042
Symphony CLO II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 1.65% (3 mo. USD LIBOR + 0.33%), 10/25/2020(b)(c)	604,566	605,298
Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.74% (3 mo. USD LIBOR + 0.42%), 10/25/2020(b)(c)	2,868,000	2,869,845
Towd Point Mortgage Trust,
Series 2016-3, Class A1, Variable Rate Pass Through Ctfs., 2.25%, 04/25/2056(b)(e)	2,400,743	2,405,564
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(e)	7,976,511	8,076,541
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1, Pass Through Ctfs., 0.78%, 03/10/2046	113,636	113,527
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(e)	1,877,246	1,896,519

	Principal Amount	Value
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Variable Rate Pass Through Ctfs., 3.21%, 08/25/2033(e)	$808,037	$818,416
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/2045	33,816	33,793
Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 2.58% (1 mo. USD LIBOR + 1.35%), 02/15/2027 (b)(c)	3,500,000	3,513,735
Series 2015-NXS1, Class A2, Pass Through Ctfs., 2.63%, 05/15/2048	1,479,471	1,499,777
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.48%, 07/25/2034(e)	490,172	493,568
Series 2004-S, Class A1, Variable Rate Pass Through Ctfs., 3.38%, 09/25/2034(e)	127,445	130,410
Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.00%, 12/25/2034(e)	320,819	327,368
WFRBS Commercial Mortgage Trust,
IO, Series 2012-C6, Class XA, Variable Rate Pass Through Ctfs., 2.28%, 04/15/2045(b)(e)	2,284,992	167,546
IO, Series 2012-C10, Class XA, Variable Rate Pass Through Ctfs., 1.78%, 12/15/2045(b)(e)	3,974,077	257,653
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 09/15/2046(e)	4,500,000	4,960,405
Series 2014-C24, Class A2, Pass Through Ctfs., 2.86%, 11/15/2047	1,948,461	1,986,695
Total Asset-Backed Securities (Cost $235,728,865)		236,703,788

U.S. Treasury Securities–10.48%
U.S. Treasury Bills–0.04%
1.10%, 02/01/2018(f)(g)	640,000	637,175
1.11%, 02/01/2018(f)(g)	60,000	59,735
		696,910

U.S. Treasury Notes–10.44%
1.38%, 07/31/2019	116,533,100	116,653,735
1.50%, 08/15/2020	22,302,200	22,347,065
1.88%, 07/31/2022	18,821,400	18,964,031
		157,964,831
Total U.S. Treasury Securities (Cost $158,556,796)		158,661,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Short Term Bond Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.41%
Collateralized Mortgage Obligations–0.02%
Fannie Mae REMICs, 1.68% (1 mo. USD LIBOR + 0.45%), 02/25/2047(c)	$114,841	$113,649
Freddie Mac REMICs,
7.50%, 09/15/2029	154,898	180,211
2.23% (1 mo. USD LIBOR + 1.00%), 12/15/2031(c)	39,685	40,641
2.18% (1 mo. USD LIBOR + 0.95%), 01/15/2032(c)	22,043	22,632
		357,133

Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
Pass Through Ctfs., 6.00%, 03/01/2023	173,500	184,069
8.50%, 05/01/2024 to 08/17/2026	179,323	195,445
7.00%, 10/25/2024 to 10/01/2034	539,815	601,717
6.50%, 12/01/2035	43,022	47,682
Pass Through Ctfs., ARM, 2.98% (6 mo. USD LIBOR + 1.60%), 07/01/2036(c)	61,639	63,818
3.71% (1 yr. USD LIBOR + 2.05%), 02/01/2037(c)	17,668	18,798
3.68% (1 yr. USD LIBOR + 2.06%), 01/01/2038(c)	44,589	47,475
		1,159,004

Federal National Mortgage Association (FNMA)–0.23%
Pass Through Ctfs., 7.00%, 02/01/2018 to 08/01/2036	1,702,621	1,874,381
6.50%, 06/01/2019 to 10/01/2035	383,913	420,622
7.50%, 01/01/2021 to 02/01/2031	273,631	308,256
8.00%, 09/01/2026 to 08/01/2032	283,106	293,811
9.00%, 01/01/2030	72,552	81,380
8.50%, 05/01/2030 to 07/01/2030	204,759	232,605
Pass Through Ctfs., ARM, 2.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(c)	38,480	40,991
3.04% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(c)	128,559	135,381
3.42% (1 yr. USD LIBOR + 1.74%), 03/01/2038(c)	32,978	34,696
		3,422,123

	Principal Amount	Value
Government National Mortgage Association (GNMA)–0.08%
Pass Through Ctfs., 6.00%, 06/15/2018	$12,220	$12,262
7.75%, 11/15/2019 to 02/15/2021	28,920	29,004
6.50%, 07/15/2023 to 02/15/2034	919,132	1,015,557
7.50%, 12/20/2025	21,346	24,860
7.00%, 10/15/2026 to 06/15/2032	70,376	76,007
8.50%, 07/20/2027	54,713	61,711
		1,219,401
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,641,493)		6,157,661

	Shares
Preferred Stocks–0.39%
Investment Banking & Brokerage–0.19%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	2,827,650

Regional Banks–0.14%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,142,000

Reinsurance–0.06%
Reinsurance Group of America, Inc., 6.20% Pfd.	33,000	958,650
Total Preferred Stocks (Cost $5,325,000)		5,928,300

	Principal Amount
Municipal Obligations–0.20%
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 2.11%, 07/01/2018 (Cost $3,000,000)	$3,000,000	3,014,760

	Shares
Money Market Funds–1.76%
Government & Agency Portfolio–Institutional Class, 0.93%(h)	15,946,277	15,946,277
Treasury Portfolio–Institutional Class, 0.90% (h)	10,630,851	10,630,851
Total Money Market Funds (Cost $26,577,128)		26,577,128
TOTAL INVESTMENTS IN SECURITIES–99.24% (Cost $1,490,859,029)		1,501,827,211
OTHER ASSETS LESS LIABILITIES–0.76%		11,444,609
NET ASSETS–100.00%		$1,513,271,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Short Term Bond Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
IO	– Interest Only
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $493,131,113, which represented 32.59% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect August 31, 2017.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2017

Bonds & Notes	70.4%
Asset-Backed Securities	15.6
U.S. Treasury Securities	10.5
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.4
Preferred Stocks	0.4
Municipal Obligations	0.2
Money Market Funds Plus Other Assets Less Liabilities	2.5

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Long Futures Contracts
U.S. Treasury 2 Year Notes	1,525	December-2017	$329,876,563	$99,870	$99,870

Short Futures Contracts
U.S. Treasury 5 Year Notes	62	December-2017	(7,347,000)	(7,898)	(7,898)
U.S. Treasury 10 Year Notes	439	December-2017	(55,746,141)	94,987	94,987
Subtotal — Short				87,089	87,089
Total Futures Contracts — Interest Rate Risk				$186,959	$186,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Short Term Bond Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,464,281,901)	$1,475,250,083
Investments in affiliated money market funds, at value and cost	26,577,128
Receivable for:
Investments sold	8,769,973
Fund shares sold	4,546,182
Dividends and interest	9,645,327
Fund expenses absorbed	56,645
Principal paydowns	255
Investment for trustee deferred compensation and retirement plans	140,722
Other assets	183,210
Total assets	1,525,169,525

Liabilities:
Other investments:
Variation margin payable — futures	72,429
Payable for:
Investments purchased	8,234,856
Dividends	232,162
Fund shares reacquired	2,529,836
Accrued fees to affiliates	616,643
Accrued trustees’ and officers’ fees and benefits	5,887
Accrued other operating expenses	50,683
Trustee deferred compensation and retirement plans	155,209
Total liabilities	11,897,705
Net assets applicable to shares outstanding	$1,513,271,820

Net assets consist of:
Shares of beneficial interest	$1,534,404,582
Undistributed net investment income	3,220,059
Undistributed net realized gain (loss)	(35,507,961)
Net unrealized appreciation	11,155,140
$1,513,271,820

Net Assets:
Class A	$404,112,026
Class C	$433,035,564
Class R	$4,228,377
Class Y	$109,536,925
Class R5	$1,320,190
Class R6	$561,038,738

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	46,695,516
Class C	50,051,669
Class R	487,792
Class Y	12,655,259
Class R5	152,667
Class R6	64,744,448
Class A:
Net asset value per share	$8.65
Maximum offering price per share
(Net asset value of $8.65 ÷ 97.50%)	$8.87
Class C:
Net asset value and offering price per share	$8.65
Class R:
Net asset value and offering price per share	$8.67
Class Y:
Net asset value and offering price per share	$8.66
Class R5:
Net asset value and offering price per share	$8.65
Class R6:
Net asset value and offering price per share	$8.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Short Term Bond Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$18,452,609
Dividends	155,184
Dividends from affiliated money market funds	368,675
Total investment income	18,976,468

Expenses:
Advisory fees	2,496,251
Administrative services fees	188,198
Custodian fees	5,947
Distribution fees:
Class A	314,896
Class C	1,436,734
Class R	11,876
Transfer agent fees — A, C, R and Y	570,087
Transfer agent fees — R5	20
Transfer agent fees — R6	1,630
Trustees’ and officers’ fees and benefits	22,004
Registration and filing fees	118,935
Reports to shareholders	116,952
Professional services fees	14,324
Other	11,757
Total expenses	5,309,611
Less: Fees waived and expense offset arrangement(s)	(393,205)
Net expenses	4,916,406
Net investment income	14,060,062

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,034,127
Futures contracts	(521,131)
Swap agreements	(49,019)
463,977
Change in net unrealized appreciation of:
Investment securities	4,337,675
Futures contracts	100,303
Swap agreements	45,829
4,483,807
Net realized and unrealized gain	4,947,784
Net increase in net assets resulting from operations	$19,007,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Short Term Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$14,060,062	$19,546,995
Net realized gain (loss)	463,977	(1,264,956)
Change in net unrealized appreciation	4,483,807	15,640,284
Net increase in net assets resulting from operations	19,007,846	33,922,323

Distributions to shareholders from net investment income:
Class A	(3,047,663)	(6,933,740)
Class C	(2,464,313)	(6,125,624)
Class R	(26,274)	(57,335)
Class Y	(1,204,443)	(1,498,089)
Class R5	(10,984)	(23,457)
Class R6	(4,474,193)	(6,121,917)
Total distributions from net investment income	(11,227,870)	(20,760,162)

Share transactions–net:
Class A	(33,622,466)	50,357,151
Class C	(20,172,993)	872,103
Class R	(2,258,523)	2,326,094
Class Y	(21,104,186)	72,726,007
Class R5	94,016	36,330
Class R6	58,791,727	437,359,814
Net increase (decrease) in net assets resulting from share transactions	(18,272,425)	563,677,499
Net increase (decrease) in net assets	(10,492,449)	576,839,660

Net assets:
Beginning of period	1,523,764,269	946,924,609
End of period (includes undistributed net investment income of $3,220,059 and $387,867, respectively)	$1,513,271,820	$1,523,764,269

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Term Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

18                         Invesco Short Term Bond Fund

trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

19                         Invesco Short Term Bond Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar

20                         Invesco Short Term Bond Fund

amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

K.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.35%
Next $500 million	0.325%
Next $1.5 billion	0.30%
Next $2.5 billion	0.29%
Over $5 billion	0.28%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.32%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such

21                         Invesco Short Term Bond Fund

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75% (after 12b-1 fee waivers), 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $59,801.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares, 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2018, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended August 31, 2017, 12b-1 fees incurred for Class C shares were $1,105,180 after fee waivers of $331,554.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $45,219 in front-end sales commissions from the sale of Class A shares and $98,916 and $518 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

22                         Invesco Short Term Bond Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$1,064,783,833	$—	$1,064,783,833
Asset-Backed Securities	—	236,703,788	—	236,703,788
U.S. Treasury Securities	—	158,661,741	—	158,661,741
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	6,157,661	—	6,157,661
Preferred Stocks	5,928,300	—	—	5,928,300
Municipal Obligations	—	3,014,760	—	3,014,760
Money Market Funds	26,577,128	—	—	26,577,128
	32,505,428	1,469,321,783	—	1,501,827,211
Futures Contracts*	186,959	—	—	186,959
Total Investments	$32,692,387	$1,469,321,783	$—	$1,502,014,170

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

Derivative Assets	Value
Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$194,857
Derivatives not subject to master netting agreements	(194,857)
Total Derivative Assets subject to master netting agreements	$—

Derivative Liabilities	Value
Interest Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(7,898)
Derivatives not subject to master netting agreements	7,898
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$—	$(521,131)	$(521,131)
Swap agreements	(49,019)	—	(49,019)
Change in Net Unrealized Appreciation:
Futures contracts	—	100,303	100,303
Swap agreements	45,829	—	45,829
Total	$(3,190)	$(420,828)	$(424,018)

23                         Invesco Short Term Bond Fund

The table below summarizes the six month average notional value of futures contracts and the three month average notional value of swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$331,320,244	$6,000,000

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,850.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$24,733,191	$—	$24,733,191
February 28, 2019	38,154	—	38,154
Not subject to expiration	3,400,344	7,713,593	11,113,937
	$28,171,689	$7,713,593	$35,885,282

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

24                         Invesco Short Term Bond Fund

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $459,822,785 and $327,605,193, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,150,368,256 and $1,218,012,043, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$13,633,980
Aggregate unrealized (depreciation) of investments	(2,478,839)
Net unrealized appreciation of investments	$11,155,141

Cost of investments for tax purposes is the same for tax and financial reporting purposes.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	18,964,605	$163,565,328	38,402,641	$330,226,668
Class C	10,246,477	88,409,967	26,169,210	225,120,555
Class R	376,040	3,250,220	407,180	3,501,960
Class Y	10,849,973	93,542,296	17,980,911	154,811,987
Class R5	9,661	83,457	7,592	65,521
Class R6(b)	11,481,186	99,356,658	53,967,234	467,241,708

Issued as reinvestment of dividends:
Class A	303,642	2,623,014	693,068	5,966,259
Class C	244,421	2,110,759	606,156	5,215,954
Class R	3,009	26,034	6,605	56,935
Class Y	88,811	767,201	111,940	963,737
Class R5	1,262	10,897	2,654	22,819
Class R6	516,410	4,467,614	709,796	6,121,917

Reacquired:
Class A	(23,160,532)	(199,810,808)	(33,241,594)	(285,835,776)
Class C	(12,832,062)	(110,693,719)	(26,692,084)	(229,464,406)
Class R	(641,280)	(5,534,777)	(143,217)	(1,232,801)
Class Y	(13,356,914)	(115,413,683)	(9,654,910)	(83,049,717)
Class R5	(39)	(338)	(6,026)	(52,010)
Class R6	(5,207,128)	(45,032,545)	(4,173,856)	(36,003,811)
Net increase (decrease) in share activity	(2,112,458)	$(18,272,425)	65,153,300	$563,677,499

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	During the year ended February 28, 2017, Class R6 shares valued at $413,924,823 were issued to investors in the CollegeBound 529 program. The program and the Fund are affiliated by having the same investment adviser.

25                         Invesco Short Term Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$8.61	$0.08	$0.02	$0.10	$(0.06)	$—	$(0.06)	$8.65	1.21%	$404,112	0.64	%(d)	0.65	%(d)	1.83	%(d)	109%
Year ended 02/28/17	8.47	0.14	0.15	0.29	(0.15)	—	(0.15)	8.61	3.39	435,592	0.65		0.66		1.59		294
Year ended 02/29/16	8.65	0.15	(0.16)	(0.01)	(0.17)	—	(0.17)	8.47	(0.12)	379,091	0.68		0.68		1.72		200
Year ended 02/28/15	8.71	0.16	(0.05)	0.11	(0.17)	—	(0.17)	8.65	1.24	338,347	0.69		0.69		1.79		250
Year ended 02/28/14	8.75	0.15	(0.04)	0.11	(0.15)	—	(0.15)	8.71	1.25	291,609	0.63		0.67		1.75		278
Year ended 02/28/13	8.68	0.18	0.08	0.26	(0.19)	(0.00)	(0.19)	8.75	2.98	249,685	0.54		0.68		2.01		44
Class C
Six months ended 08/31/17	8.61	0.06	0.03	0.09	(0.05)	—	(0.05)	8.65	1.03	433,036	0.99	(d)	1.15	(d)	1.48	(d)	109
Year ended 02/28/17	8.47	0.11	0.15	0.26	(0.12)	—	(0.12)	8.61	3.03	451,018	1.00		1.16		1.24		294
Year ended 02/29/16	8.65	0.12	(0.16)	(0.04)	(0.14)	—	(0.14)	8.47	(0.47)	443,163	1.03		1.18		1.37		200
Year ended 02/28/15	8.71	0.13	(0.05)	0.08	(0.14)	—	(0.14)	8.65	0.88	475,892	1.04		1.19		1.44		250
Year ended 02/28/14	8.74	0.12	(0.03)	0.09	(0.12)	—	(0.12)	8.71	1.01	450,694	0.98		1.17		1.40		278
Year ended 02/28/13	8.68	0.15	0.07	0.22	(0.16)	(0.00)	(0.16)	8.74	2.50	497,135	0.89		1.18		1.66		44
Class R
Six months ended 08/31/17	8.62	0.06	0.04	0.10	(0.05)	—	(0.05)	8.67	1.15	4,228	0.99	(d)	1.00	(d)	1.48	(d)	109
Year ended 02/28/17	8.49	0.11	0.14	0.25	(0.12)	—	(0.12)	8.62	2.90	6,466	1.00		1.01		1.24		294
Year ended 02/29/16	8.66	0.12	(0.15)	(0.03)	(0.14)	—	(0.14)	8.49	(0.35)	4,068	1.03		1.03		1.37		200
Year ended 02/28/15	8.72	0.13	(0.05)	0.08	(0.14)	—	(0.14)	8.66	0.88	3,669	1.04		1.04		1.44		250
Year ended 02/28/14	8.76	0.12	(0.04)	0.08	(0.12)	—	(0.12)	8.72	0.90	3,612	0.98		1.02		1.40		278
Year ended 02/28/13	8.69	0.15	0.08	0.23	(0.16)	(0.00)	(0.16)	8.76	2.63	3,447	0.89		1.03		1.66		44
Class Y
Six months ended 08/31/17	8.61	0.09	0.03	0.12	(0.07)	—	(0.07)	8.66	1.40	109,537	0.49	(d)	0.50	(d)	1.98	(d)	109
Year ended 02/28/17	8.48	0.15	0.14	0.29	(0.16)	—	(0.16)	8.61	3.42	129,794	0.50		0.51		1.74		294
Year ended 02/29/16	8.65	0.16	(0.15)	0.01	(0.18)	—	(0.18)	8.48	0.15	56,237	0.53		0.53		1.87		200
Year ended 02/28/15	8.71	0.17	(0.05)	0.12	(0.18)	—	(0.18)	8.65	1.38	47,086	0.54		0.54		1.94		250
Year ended 02/28/14	8.75	0.16	(0.04)	0.12	(0.16)	—	(0.16)	8.71	1.40	45,591	0.48		0.52		1.90		278
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	28,829	0.39		0.53		2.16		44
Class R5
Six months ended 08/31/17	8.60	0.09	0.03	0.12	(0.07)	—	(0.07)	8.65	1.46	1,320	0.38	(d)	0.39	(d)	2.09	(d)	109
Year ended 02/28/17	8.47	0.16	0.14	0.30	(0.17)	—	(0.17)	8.60	3.54	1,220	0.39		0.40		1.85		294
Year ended 02/29/16	8.64	0.17	(0.15)	0.02	(0.19)	—	(0.19)	8.47	0.26	1,165	0.43		0.43		1.97		200
Year ended 02/28/15	8.71	0.18	(0.06)	0.12	(0.19)	—	(0.19)	8.64	1.37	1,026	0.44		0.44		2.04		250
Year ended 02/28/14	8.75	0.17	(0.04)	0.13	(0.17)	—	(0.17)	8.71	1.45	1,761	0.43		0.44		1.95		278
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	2,167	0.39		0.44		2.16		44
Class R6
Six months ended 08/31/17	8.62	0.09	0.04	0.13	(0.08)	—	(0.08)	8.67	1.45	561,039	0.38	(d)	0.39	(d)	2.09	(d)	109
Year ended 02/28/17	8.48	0.16	0.15	0.31	(0.17)	—	(0.17)	8.62	3.66	499,674	0.39		0.40		1.85		294
Year ended 02/29/16	8.66	0.17	(0.16)	0.01	(0.19)	—	(0.19)	8.48	0.14	63,201	0.42		0.42		1.98		200
Year ended 02/28/15	8.72	0.18	(0.05)	0.13	(0.19)	—	(0.19)	8.66	1.50	22,779	0.43		0.43		2.05		250
Year ended 02/28/14	8.75	0.17	(0.03)	0.14	(0.17)	—	(0.17)	8.72	1.58	16,230	0.42		0.43		1.96		278
Year ended 02/28/13(e)	8.76	0.08	0.00	0.08	(0.09)	(0.00)	(0.09)	8.75	0.89	5,886	0.40	(f)	0.44	(f)	2.15	(f)	44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $416,439, $438,468, $4,712, $150,863, $1,265 and $513,855 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

26                         Invesco Short Term Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,012.10	$3.25	$1,021.98	$3.26	0.64%
C	1,000.00	1,010.30	5.02	1,020.21	5.04	0.99
R	1,000.00	1,011.50	5.02	1,020.21	5.04	0.99
Y	1,000.00	1,014.00	2.49	1,022.74	2.50	0.49
R5	1,000.00	1,014.60	1.93	1,023.29	1.94	0.38
R6	1,000.00	1,014.50	1.93	1,023.29	1.94	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

27                         Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Short Term Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the

Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Short Investment Grade Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the

28                         Invesco Short Term Bond Fund

Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that he Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers made a profit from advising the Fund, overall Invesco Advisers did not make a profit. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

29                         Invesco Short Term Bond Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Short Term Bond Fund, an investment portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	1,075,643,705	36,896,019
	James T. Bunch	1,075,509,176	37,030,549
	Bruce L. Crockett	1,075,572,644	36,967,081
	Jack M. Fields	1,076,035,319	36,504,406
	Martin L. Flanagan	1,076,134,468	36,405,257
	Cynthia Hostetler	1,077,172,262	35,367,462
	Dr. Eli Jones	1,076,007,958	36,531,767
	Dr. Prema Mathai-Davis	1,076,513,866	36,025,858
	Teresa M. Ressel	1,077,257,019	35,282,705
	Dr. Larry Soll	1,075,538,189	37,001,536
	Ann Barnett Stern	1,076,992,294	35,547,430
	Raymond Stickel, Jr.	1,075,682,835	36,856,890
	Philip A. Taylor	1,075,984,768	36,554,957
	Robert C. Troccoli	1,075,677,176	36,862,549
	Christopher L. Wilson	1,076,067,941	36,471,783

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Short Term Bond Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	665,640,138	81,566,356	41,892,423	414,647,129
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	42,634,965	3,557,636	3,322,357	20,717,521
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	44,413,770	2,027,288	3,073,920	20,717,501
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	43,586,579	2,693,258	3,235,134	20,717,508

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds (Invesco Investment Securities Funds).

30                         Invesco Short Term Bond Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                             Invesco Distributors, Inc.                                                                               STB-SAR-1            10242017     1032

Semiannual Report to Shareholders	August 31, 2017
Invesco U.S. Government Fund
Nasdaq:
A: AGOVX ⬛ B: AGVBX ⬛ C: AGVCX ⬛ R: AGVRX ⬛ Y: AGVYX ⬛ Investor: AGIVX R5: AGOIX ⬛ R6: AGVSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Contracts
23	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.67%
Class B Shares	1.29
Class C Shares	1.18
Class R Shares	1.55
Class Y Shares	1.68
Investor Class Shares	1.69
Class R5 Shares	1.74
Class R6 Shares*	1.74
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.74
Bloomberg Barclays U.S. Government Index▼ (Style-Specific Index)	2.38
Lipper Intermediate U.S. Government Funds Index∎ (Peer Group Index)	2.02
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Bloomberg Barclays U.S. Government Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.

    The Lipper Intermediate U.S. Government Funds Index is an unmanaged index considered representative of intermediate US government funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco U.S. Government Fund

Average Annual Total Returns
As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (4/28/87)	4.99%
10 Years	2.91
5 Years	-0.03
1 Year	-4.84

Class B Shares
Inception (9/7/93)	3.85%
10 Years	2.75
5 Years	-0.28
1 Year	-6.28

Class C Shares
Inception (8/4/97)	3.21%
10 Years	2.58
5 Years	0.10
1 Year	-2.39

Class R Shares
Inception (6/3/02)	3.15%
10 Years	3.11
5 Years	0.60
1 Year	-0.81

Class Y Shares
10 Years	3.60%
5 Years	1.10
1 Year	-0.42
Investor Class Shares
Inception (9/30/03)	3.17%
10 Years	3.38
5 Years	0.87
1 Year	-0.53

Class R5 Shares
Inception (4/29/05)	3.73%
10 Years	3.77
5 Years	1.20
1 Year	-0.32

Class R6 Shares
10 Years	3.37%
5 Years	0.86
1 Year	-0.50
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and

Average Annual Total Returns
As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/28/87)	4.99%
10 Years	2.99
5 Years	-0.04
1 Year	-5.69

Class B Shares
Inception (9/7/93)	3.84%
10 Years	2.82
5 Years	-0.29
1 Year	-7.03

Class C Shares
Inception (8/4/97)	3.20%
10 Years	2.66
5 Years	0.09
1 Year	-3.18

Class R Shares
Inception (6/3/02)	3.13%
10 Years	3.18
5 Years	0.59
1 Year	-1.71

Class Y Shares
10 Years	3.67%
5 Years	1.10
1 Year	-1.22
Investor Class Shares
Inception (9/30/03)	3.15%
10 Years	3.45
5 Years	0.86
1 Year	-1.43

Class R5 Shares
Inception (4/29/05)	3.70%
10 Years	3.85
5 Years	1.20
1 Year	-1.12

Class R6 Shares
10 Years	3.45%
5 Years	0.87
1 Year	-1.36
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.97%, 1.72%, 1.72%, 1.22%, 0.72%, 0.92%, 0.62% and 0.57%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco U.S. Government Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco U.S. Government Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–42.43%
Collateralized Mortgage Obligations–23.10%
Fannie Mae ACES, 1.86% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$4,063,686	$4,083,348
Fannie Mae REMICs,
5.00%, 04/25/2018 to 08/25/2019	350,408	354,490
4.00%, 07/25/2018 to 07/25/2040	2,560,607	2,690,097
2.25%, 02/25/2021	103,787	104,072
1.58% (1 mo. USD LIBOR + 0.35%), 10/25/2025(a)	1,239,012	1,238,670
2.50%, 03/25/2026	567,469	569,604
7.00%, 09/18/2027	802,021	893,313
1.50%, 01/25/2028	6,146,964	6,069,222
6.50%, 03/25/2032	2,248,081	2,573,105
5.75%, 10/25/2035	610,483	670,100
1.53% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	2,789,865	2,786,100
4.25%, 02/25/2037	773,352	801,969
1.68% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	1,662,703	1,669,966
1.73% (1 mo. USD LIBOR + 0.50%), 03/25/2037 to 03/25/2040(a)	2,608,992	2,614,924
1.83% (1 mo. USD LIBOR + 0.60%), 10/25/2037 (a)	5,404,127	5,461,385
1.63% (1 mo. USD LIBOR + 0.40%), 06/25/2038 to 11/25/2046(a)	21,113,297	21,173,945
6.58%, 06/25/2039(b)	1,801,310	2,109,735
1.78% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	2,826,334	2,842,077
1.75% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	1,414,165	1,423,967
1.55% (1 mo. USD LIBOR + 0.32%), 08/25/2044 (a)	3,243,953	3,243,448
1.71% (1 mo. USD LIBOR + 0.48%), 02/25/2056 (a)	7,456,947	7,471,562
1.65% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	7,222,835	7,232,962
Freddie Mac REMICs,
4.00%, 12/15/2017	11,416	11,434
4.50%, 07/15/2018 to 11/15/2039	743,641	764,835
3.00%, 10/15/2018 to 04/15/2026	783,058	792,343
5.00%, 01/15/2019 to 04/15/2019	80,476	80,867
1.73% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	5,145,937	5,169,096
1.53% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	16,213,688	16,202,102
1.58% (1 mo. USD LIBOR + 0.35%), 11/15/2036 to 03/15/2039(a)	2,901,256	2,907,183
1.60% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	1,700,719	1,704,350
1.63% (1 mo. USD LIBOR + 0.40%), 05/15/2037 to 06/15/2037(a)	5,031,870	5,048,085
1.68% (1 mo. USD LIBOR + 0.45%), 03/15/2039 to 02/15/2042(a)	12,750,913	12,816,674
2.09% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	374,907	382,474

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS 1.58% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	$4,401,783	$4,400,295
Freddie Mac Whole Loan Securities Trust Pass Through Ctfs., 3.50%, 05/25/2047	2,908,556	2,962,439
Ginnie Mae REMICs,
5.72%, 08/20/2034(b)	1,290,244	1,442,579
4.00%, 02/20/2038	31,150	31,149
5.89%, 01/20/2039(b)	3,851,392	4,325,988
2.03% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	1,423,641	1,445,176
4.49%, 07/20/2041(b)	912,397	975,954
2.34%, 09/20/2041(b)	3,928,018	4,064,520
1.48% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	903,762	901,988
Ginnie Mae REMICs, IO, 1.56%, 09/20/2064(b)	10,628,453	904,483
		145,412,075

Federal Home Loan Mortgage Corp. (FHLMC)–7.48%
Pass Through Ctfs.,
10.00%, 01/01/2019 to 04/01/2020	26,589	27,392
6.00%, 07/01/2019 to 07/01/2038	561,511	597,946
4.50%, 09/01/2020 to 01/01/2040	3,289,652	3,575,964
7.50%, 11/01/2020 to 05/01/2035	2,010,723	2,327,614
9.50%, 11/01/2020 to 04/01/2025	21,902	22,684
6.50%, 01/01/2021 to 12/01/2035	4,233,266	4,809,737
10.50%, 01/01/2021	885	896
9.00%, 06/01/2021 to 04/01/2025	118,848	127,111
7.00%, 12/01/2021 to 02/01/2035	992,014	1,108,594
5.50%, 12/01/2022 to 01/01/2037	729,790	768,435
8.00%, 10/01/2023 to 02/01/2035	422,468	480,335
8.50%, 05/01/2026 to 08/01/2031	186,091	222,517
3.50%, 08/01/2026	1,945,662	2,047,133
3.00%, 05/01/2027 to 02/01/2032	16,109,707	16,671,146
7.05%, 05/20/2027	183,028	200,626
6.03%, 10/20/2030	372,817	424,240
5.00%, 07/01/2035 to 01/01/2040	1,753,282	1,927,055
Pass Through Ctfs., ARM,
3.39% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	1,112,017	1,178,353
3.02% (1 yr. USD LIBOR + 1.58%), 10/01/2036(a)	1,497,236	1,565,391
3.34% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	489,526	518,648
3.54% (1 yr. USD LIBOR + 1.95%), 12/01/2036(a)	347,721	369,147
2.90% (6 mo. USD LIBOR + 1.53%), 05/01/2037(a)	549,555	568,730
3.51% (1 yr. USD LIBOR + 2.00%), 11/01/2037(a)	2,243,280	2,384,205
3.68% (1 yr. USD LIBOR + 2.06%), 01/01/2038(a)	356,712	379,801
3.55% (1 yr. USD LIBOR + 1.83%), 07/01/2038(a)	2,312,278	2,444,948
3.16% (1 yr. USD LIBOR + 1.77%), 06/01/2043(a)	2,243,615	2,336,870
		47,085,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Government Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–8.25%
Pass Through Ctfs.,
6.00%, 09/01/2017 to 10/01/2038	$3,305,405	$3,775,416
5.00%, 10/01/2017 to 03/01/2039	1,891,750	2,039,537
6.50%, 10/01/2017 to 10/01/2038	3,299,192	3,708,536
7.00%, 01/01/2018 to 06/01/2036	3,933,703	4,489,140
4.50%, 04/01/2019 to 08/01/2039	2,678,241	2,889,799
10.00%, 12/20/2019 to 12/20/2021	15,401	15,624
5.50%, 03/01/2021 to 05/01/2035	4,447,279	5,060,569
9.50%, 08/01/2022	1,344	1,359
6.75%, 07/01/2024	303,590	336,559
8.50%, 01/01/2025 to 08/01/2037	815,639	949,820
9.89%, 04/20/2025	5,863	5,966
6.95%, 07/01/2025 to 10/01/2025	53,090	53,398
7.50%, 07/01/2025 to 08/01/2037	3,272,094	3,865,601
8.00%, 09/01/2026 to 12/01/2036	2,545,526	3,020,292
3.50%, 05/01/2027 to 06/01/2027	3,695,249	3,863,297
3.00%, 12/01/2031	3,545,566	3,666,789
Pass Through Ctfs., ARM,
2.99% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	2,110,901	2,239,725
3.04% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	998,226	1,051,195
3.37% (1 yr. USD LIBOR + 1.72%), 01/01/2037(a)	3,732,390	3,924,585
2.74% (1 yr. USD LIBOR + 1.75%), 02/01/2042(a)	1,318,500	1,369,679
2.15% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	2,282,511	2,324,489
2.21% (1 yr. USD LIBOR + 1.78%), 06/01/2044(a)	506,710	522,543
2.48% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 07/01/2044(a)	2,725,379	2,767,697
		51,941,615

Government National Mortgage Association (GNMA)–3.60%
Pass Through Ctfs.,
9.50%, 11/15/2017 to 03/15/2023	12,436	13,311
10.00%, 12/15/2017 to 07/15/2024	19,124	19,237
6.50%, 05/15/2018 to 09/15/2034	1,912,996	2,115,550
9.00%, 05/15/2018 to 04/15/2021	9,137	9,203
7.00%, 07/15/2018 to 12/15/2036	894,890	956,958
8.00%, 01/15/2020 to 04/15/2036	1,083,779	1,249,403
6.95%, 07/20/2025 to 11/20/2026	262,940	275,769
7.50%, 03/15/2026 to 10/15/2035	1,367,026	1,618,128
6.00%, 12/15/2028 to 08/15/2033	904,704	1,028,969
8.50%, 07/15/2030 to 01/15/2037	111,561	125,410
6.10%, 12/20/2033	2,042,545	2,364,179
3.50%, 08/20/2042 to 10/20/2042	2,874,526	2,956,158
4.00%, 09/20/2045	9,326,220	9,912,396
		22,644,671
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $264,335,422)		267,083,879

	Principal Amount	Value
U.S. Treasury Securities–41.29%
U.S. Treasury Bills–0.19%
1.03%, 02/01/2018(c)(d)	$30,000	$29,867
1.07%, 02/01/2018(c)(d)	30,000	29,868
1.10%, 02/01/2018(c)(d)	85,000	84,625
1.11%, 02/01/2018(c)(d)	1,035,000	1,030,431
		1,174,791

U.S. Treasury Notes–28.34%
1.38%, 09/30/2018	4,000,000	4,005,156
1.38%, 12/31/2018	3,800,000	3,805,195
1.00%, 03/15/2019	3,500,000	3,484,277
1.63%, 06/30/2019	6,000,000	6,033,047
0.75%, 07/15/2019	12,000,000	11,874,844
1.63%, 07/31/2019	9,700,000	9,755,320
3.38%, 11/15/2019	1,700,000	1,775,072
1.00%, 11/30/2019	4,000,000	3,970,469
3.63%, 02/15/2020	7,800,000	8,225,496
1.38%, 02/29/2020	7,500,000	7,500,879
3.50%, 05/15/2020	3,500,000	3,695,029
1.38%, 08/31/2020	5,300,000	5,290,063
2.00%, 09/30/2020	4,900,000	4,980,008
1.75%, 12/31/2020	7,800,000	7,862,004
1.38%, 01/31/2021	4,000,000	3,981,484
1.25%, 03/31/2021	9,500,000	9,403,330
3.13%, 05/15/2021	6,700,000	7,078,838
1.13%, 06/30/2021	3,200,000	3,146,062
2.13%, 08/15/2021	3,700,000	3,775,662
2.00%, 10/31/2021	2,500,000	2,537,305
2.00%, 11/15/2021	100,000	101,559
2.13%, 12/31/2021	3,000,000	3,059,297
1.88%, 03/31/2022	4,000,000	4,034,375
1.75%, 05/15/2022	1,750,000	1,755,503
2.00%, 07/31/2022	9,000,000	9,118,828
1.75%, 09/30/2022	7,000,000	7,004,375
2.13%, 12/31/2022	12,000,000	12,215,156
1.50%, 02/28/2023	4,500,000	4,431,445
1.63%, 04/30/2023	4,000,000	3,960,000
1.63%, 10/31/2023	1,700,000	1,677,422
2.25%, 01/31/2024	1,000,000	1,021,719
2.38%, 08/15/2024	5,000,000	5,141,309
2.25%, 11/15/2025	700,000	710,869
1.50%, 08/15/2026	12,600,000	11,991,169
		178,402,566

U.S. Treasury Bonds–8.68%
7.88%, 02/15/2021	6,500,000	7,883,281
3.50%, 02/15/2039	2,500,000	2,890,527
4.25%, 05/15/2039	2,900,000	3,715,059
4.63%, 02/15/2040	2,800,000	3,774,203
4.75%, 02/15/2041	2,000,000	2,751,680
3.38%, 05/15/2044	11,900,000	13,455,600
3.00%, 05/15/2045	3,000,000	3,168,281
2.88%, 08/15/2045	4,100,000	4,224,121
2.50%, 05/15/2046	3,000,000	2,861,251
2.25%, 08/15/2046	1,500,000	1,354,161
3.00%, 05/15/2047	8,100,000	8,553,094
		54,631,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Government Fund

	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes–4.08%
0.13%, 04/15/2021	$25,527,720	$25,655,609
Total U.S. Treasury Securities (Cost $258,637,778)		259,864,224

Bonds–12.65%
Collateralized Mortgage Obligations–12.23%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, Variable Rate Pass Through Ctfs., 1.05%, 09/15/2048(b)	19,372,671	1,070,365
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 4.23% (1 mo. USD LIBOR + 3.00%), 05/15/2032(a)(e)	3,070,000	3,077,838
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.33%, 01/25/2035(b)	929,822	947,784
Chase Mortgage Trust,
Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(e)	3,084,880	3,147,855
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(e)	3,829,446	3,895,584
Commercial Mortgage Trust,
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 2.28% (1 mo. USD LIBOR + 1.05%), 06/08/2030(a)(e)	6,675,000	6,679,514
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(b)(e)	5,390,000	5,402,644
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/2048(b)	6,800,000	7,281,897
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 3.13% (1 mo. USD LIBOR + 1.90%), 03/15/2028(a)(e)	8,100,000	8,107,254
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 4/22/2013; Cost 7,924,982)(e)	7,656,988	7,959,669
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.65% (PNMR — 3.00%), 09/08/2039 (Acquired 11/05/2010-10/27/2011; Cost 11,164,740)(a)(e)	10,796,848	11,114,005
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(e)	3,570,047	3,574,623

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.88% (1 mo. USD LIBOR + 3.66%), 08/15/2026(a)(e)	$3,600,000	$3,628,234
Towd Point Mortgage Trust, Series 2015-1, Class AES, Variable Rate Pass Through Ctfs., 3.00%, 10/25/2053(b)(e)	3,714,096	3,779,017
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.27%, 05/15/2048(b)	7,100,000	7,298,030
		76,964,313

Sovereign Debt–0.42%
Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	2,200,000	2,620,569
Total Bonds (Cost $74,868,174)		79,584,882

Corporate Notes–1.63%
Private Export Funding Corp.–1.63%
Series BB, Sec. Gtd. Notes,
4.30%, 12/15/2021	4,800,000	5,297,381
Series HH, Sr. Sec. Gtd. Notes,
1.45%, 08/15/2019	5,000,000	4,994,310
Total Corporate Notes (Cost $9,796,778)		10,291,691

U.S. Government Sponsored Agency Securities–0.32%
Tennessee Valley Authority (TVA)–0.32%
Sr. Unsec. Global Notes, 1.88%, 08/15/2022 (Cost $1,990,880)	2,000,000	2,006,703

	Shares
Money Market Funds–1.50%
Government & Agency Portfolio–Institutional Class, 0.93% (f)	5,680,067	5,680,067
Treasury Portfolio–Institutional Class, 0.90% (f)	3,786,711	3,786,711
Total Money Market Funds (Cost $9,466,778)		9,466,778
TOTAL INVESTMENTS IN SECURITIES–99.82% (Cost $619,095,810)		628,298,157
OTHER ASSETS LESS LIABILITIES–0.18%		1,124,205
NET ASSETS–100.00%		$629,422,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Government Fund

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
PNMR	– Panamanian Mortgage Reference Rate
IO	– Interest only
REMIC	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
STRIPS	– Separately Traded Registered Interest and Principal Security
Unsec.	– Unsecured
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect August 31, 2017.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $60,366,237, which represented 9.59% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2017

U.S. Government Sponsored Agency Mortgage-Backed Securities	42.4%
U.S. Treasury Securities	41.3
Bonds	12.7
Corporate Notes	1.6
U.S. Government Sponsored Agency Securities	0.3
Money Market Funds Plus Other Assets Less Liabilities	1.7

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Long Futures Contracts
U.S. Treasury 5 Year Notes	78	December-2017	$9,243,000	$18,549	$18,549
U.S. Treasury 10 Year Notes	232	December-2017	29,460,375	93,700	93,700
U.S. Treasury Ultra Bonds	247	December-2017	41,758,438	246,453	246,453
Subtotal — Long				358,702	358,702

Short Futures Contracts
U.S. Treasury 2 Year Notes	252	December-2017	(54,510,750)	7,336	7,336
U.S. Treasury 10 Year Ultra Bonds	46	December-2017	(6,280,438)	5,281	5,281
U.S. Treasury Long Bonds	33	December-2017	(5,151,094)	21,320	21,320
Subtotal — Short				33,937	33,937
Total Futures Contracts — Interest Rate Risk				$392,639	$392,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Government Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $609,629,032)	$618,831,379
Investments in affiliated money market funds, at value and cost	9,466,778
Other investments:
Variation margin receivable — futures	201,453
Cash	45,287
Receivable for:
Investments sold	9,034,577
Fund shares sold	183,016
Dividends and interest	1,887,037
Principal paydowns	455,627
Investment for trustee deferred compensation and retirement plans	247,812
Other assets	88,498
Total assets	640,441,464

Liabilities:
Payable for:
Investments purchased	9,351,241
Dividends	104,468
Fund shares reacquired	746,864
Accrued fees to affiliates	475,141
Accrued trustees’ and officers’ fees and benefits	4,256
Accrued other operating expenses	65,330
Trustee deferred compensation and retirement plans	271,802
Total liabilities	11,019,102
Net assets applicable to shares outstanding	$629,422,362

Net assets consist of:
Shares of beneficial interest	$641,901,533
Undistributed net investment income	(5,412,593)
Undistributed net realized gain (loss)	(16,661,564)
Net unrealized appreciation	9,594,986
$629,422,362

Net Assets:
Class A	$532,307,596
Class B	$3,251,871
Class C	$34,857,758
Class R	$5,948,418
Class Y	$18,502,144
Investor Class	$33,419,763
Class R5	$1,124,750
Class R6	$10,062

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	59,834,270
Class B	364,186
Class C	3,920,466
Class R	667,819
Class Y	2,076,479
Investor Class	3,751,312
Class R5	126,326
Class R6	1,130
Class A:
Net asset value per share	$8.90
Maximum offering price per share
(Net asset value of $8.90 ÷ 95.75%)	$9.30
Class B:
Net asset value and offering price per share	$8.93
Class C:
Net asset value and offering price per share	$8.89
Class R:
Net asset value and offering price per share	$8.91
Class Y:
Net asset value and offering price per share	$8.91
Investor Class:
Net asset value and offering price per share	$8.91
Class R5:
Net asset value and offering price per share	$8.90
Class R6:
Net asset value and offering price per share	$8.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco U.S. Government Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$7,287,540
Dividends from affiliated money market funds	16,333
Total investment income	7,303,873

Expenses:
Advisory fees	1,357,914
Administrative services fees	91,505
Custodian fees	10,169
Distribution fees:
Class A	682,733
Class B	20,451
Class C	186,374
Class R	15,245
Investor Class	35,856
Transfer agent fees — A, B, C, R, Y and Investor	692,244
Transfer agent fees — R5	564
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	14,986
Registration and filing fees	66,076
Reports to shareholders	57,541
Professional services fees	18,962
Other	31,367
Total expenses	3,281,990
Less: Fees waived and expense offset arrangement(s)	(11,473)
Net expenses	3,270,517
Net investment income	4,033,356

Realized and unrealized gain from:
Net realized gain from:
Investment securities	16,673
Futures contracts	2,514,128
2,530,801
Change in net unrealized appreciation (depreciation) of:
Investment securities	3,643,413
Futures contracts	(28,259)
3,615,154
Net realized and unrealized gain	6,145,955
Net increase in net assets resulting from operations	$10,179,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco U.S. Government Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$4,033,356	$8,684,366
Net realized gain	2,530,801	514,694
Change in net unrealized appreciation (depreciation)	3,615,154	(10,422,160)
Net increase (decrease) in net assets resulting from operations	10,179,311	(1,223,100)

Distributions to shareholders from net investment income:
Class A	(5,331,731)	(11,418,187)
Class B	(24,886)	(85,432)
Class C	(226,043)	(522,772)
Class R	(51,981)	(105,299)
Class Y	(186,511)	(223,986)
Investor Class	(342,611)	(728,390)
Class R5	(13,027)	(46,045)
Class R6	(98)	—
Total distributions from net investment income	(6,176,888)	(13,130,111)

Share transactions–net:
Class A	(30,452,454)	(57,920,648)
Class B	(1,711,278)	(5,195,451)
Class C	(5,843,960)	(7,712,813)
Class R	(308,923)	239,280
Class Y	5,820,748	(4,638,931)
Investor Class	(2,265,181)	(5,286,701)
Class R5	24,290	(922,197)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(34,726,758)	(81,437,461)
Net increase (decrease) in net assets	(30,724,335)	(95,790,672)

Net assets:
Beginning of period	660,146,697	755,937,369
End of period (includes undistributed net investment income of $(5,412,593) and $(3,269,061), respectively)	$629,422,362	$660,146,697

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Government Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

11                         Invesco U.S. Government Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

12                         Invesco U.S. Government Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.

Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward

13                         Invesco U.S. Government Fund

commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

L.	Call Options Purchased and Written — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.	Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.50%
Next $300 million	0.40%
Next $500 million	0.35%
Next $19.5 billion	0.30%
Over $20.5 billion	0.24%

14                         Invesco U.S. Government Fund

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $2,701.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $18,760 in front-end sales commissions from the sale of Class A shares and $4,970, $11 and $904 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15                         Invesco U.S. Government Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$267,083,879	$—	$267,083,879
U.S. Treasury Securities	—	259,864,224	—	259,864,224
Bonds	—	79,584,882	—	79,584,882
Corporate Notes	—	10,291,691	—	10,291,691
U.S. Government Sponsored Agency Securities	—	2,006,703	—	2,006,703
Money Market Funds	9,466,778	—	—	9,466,778
	9,466,778	618,831,379	—	628,298,157
Futures Contracts*	392,639	—	—	392,639
Total Investments	$9,859,417	$618,831,379	$—	$628,690,796

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$392,639
Derivatives not subject to master netting agreements	(392,639)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$2,514,128
Options purchased(a)	(359,900)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(28,259)
Options purchased(a)	211,456
Total	$2,337,425

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the six month average notional value of futures contracts and the two month average notional value of options purchased outstanding during the period.

	Futures Contracts	Options Purchased
Average notional value	$158,413,599	$12,200,000

16                         Invesco U.S. Government Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,772.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$2,548,812	$—	$2,548,812
Not subject to expiration	4,902,531	10,248,184	15,150,715
	$7,451,343	$10,248,184	$17,699,527

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $33,569,334 and $46,085,439, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $39,082,318 and $41,995,570, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,521,521
Aggregate unrealized (depreciation) of investments	(5,245,879)
Net unrealized appreciation of investments	$5,275,642

Cost of investments for tax purposes is $623,415,154.

17                         Invesco U.S. Government Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	2,621,791	$23,199,916	8,744,089	$78,990,871
Class B	11,511	102,027	43,315	392,560
Class C	361,563	3,198,096	1,582,447	14,309,336
Class R	45,331	401,230	207,672	1,870,757
Class Y	1,320,611	11,675,549	1,957,747	17,671,770
Investor Class	84,571	749,377	308,078	2,784,430
Class R5	7,837	69,076	103,549	940,668
Class R6(b)	1,130	10,000	—	—

Issued as reinvestment of dividends:
Class A	526,375	4,660,269	1,095,824	9,868,574
Class B	2,651	23,541	8,790	79,532
Class C	22,968	203,166	52,294	470,520
Class R	5,805	51,451	11,631	104,782
Class Y	15,499	137,419	19,371	174,347
Investor Class	36,666	325,057	76,741	691,901
Class R5	671	5,952	3,468	31,395

Automatic conversion of Class B shares to Class A shares:
Class A	165,175	1,462,238	413,599	3,713,861
Class B	(164,617)	(1,462,238)	(412,060)	(3,713,861)

Reacquired:
Class A	(6,760,471)	(59,774,877)	(16,742,242)	(150,493,954)
Class B	(42,239)	(374,608)	(216,477)	(1,953,682)
Class C	(1,046,115)	(9,245,222)	(2,504,604)	(22,492,669)
Class R	(86,008)	(761,604)	(194,521)	(1,736,259)
Class Y	(677,330)	(5,992,220)	(2,485,928)	(22,485,048)
Investor Class	(377,155)	(3,339,615)	(971,446)	(8,763,032)
Class R5	(5,731)	(50,738)	(212,562)	(1,894,260)
Net increase (decrease) in share activity	(3,929,511)	$(34,726,758)	(9,111,225)	$(81,437,461)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

18                         Invesco U.S. Government Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$8.84	$0.06	$0.09		$0.15	$(0.09)	$8.90	1.67%		$532,308	0.97	%(d)	0.97	%(d)	1.29	%(d)	12%
Year ended 02/28/17	9.02	0.11	(0.12	)(e)	(0.01)	(0.17)	8.84	(0.15	)(e)	559,388	0.97		0.97		1.25		30
Year ended 02/29/16	9.05	0.10	0.01		0.11	(0.14)	9.02	1.25		629,429	0.95		0.95		1.10		61
Year ended 02/28/15	8.91	0.10	0.21		0.31	(0.17)	9.05	3.47		625,704	0.96		0.96		1.10		76
Year ended 02/28/14	9.24	0.09	(0.22)		(0.13)	(0.20)	8.91	(1.37)		667,507	0.90		0.90		0.99		142
Year ended 02/28/13	9.31	0.11	0.05		0.16	(0.23)	9.24	1.76		823,299	0.90		0.90		1.20		113
Class B
Six months ended 08/31/17	8.87	0.02	0.09		0.11	(0.05)	8.93	1.29		3,252	1.72	(d)	1.72	(d)	0.54	(d)	12
Year ended 02/28/17	9.05	0.04	(0.12	)(e)	(0.08)	(0.10)	8.87	(0.89	)(e)	4,941	1.72		1.72		0.50		30
Year ended 02/29/16	9.08	0.03	0.01		0.04	(0.07)	9.05	0.50		10,261	1.70		1.70		0.35		61
Year ended 02/28/15	8.94	0.03	0.21		0.24	(0.10)	9.08	2.70		14,894	1.71		1.71		0.35		76
Year ended 02/28/14	9.27	0.02	(0.21)		(0.19)	(0.14)	8.94	(2.10)		22,334	1.65		1.65		0.24		142
Year ended 02/28/13	9.34	0.04	0.05		0.09	(0.16)	9.27	1.00		38,617	1.65		1.65		0.45		113
Class C
Six months ended 08/31/17	8.83	0.02	0.09		0.11	(0.05)	8.89	1.29		34,858	1.72	(d)	1.72	(d)	0.54	(d)	12
Year ended 02/28/17	9.02	0.04	(0.13	)(e)	(0.09)	(0.10)	8.83	(1.00	)(e)	40,481	1.72		1.72		0.50		30
Year ended 02/29/16	9.04	0.03	0.02		0.05	(0.07)	9.02	0.60		49,156	1.70		1.70		0.35		61
Year ended 02/28/15	8.91	0.03	0.20		0.23	(0.10)	9.04	2.59		41,207	1.71		1.71		0.35		76
Year ended 02/28/14	9.23	0.02	(0.20)		(0.18)	(0.14)	8.91	(2.00)		42,237	1.65		1.65		0.24		142
Year ended 02/28/13	9.30	0.04	0.05		0.09	(0.16)	9.23	1.00		65,924	1.65		1.65		0.45		113
Class R
Six months ended 08/31/17	8.85	0.05	0.09		0.14	(0.08)	8.91	1.55		5,948	1.22	(d)	1.22	(d)	1.04	(d)	12
Year ended 02/28/17	9.03	0.09	(0.12	)(e)	(0.03)	(0.15)	8.85	(0.39	)(e)	6,219	1.22		1.22		1.00		30
Year ended 02/29/16	9.06	0.08	0.01		0.09	(0.12)	9.03	1.00		6,123	1.20		1.20		0.85		61
Year ended 02/28/15	8.92	0.08	0.20		0.28	(0.14)	9.06	3.21		6,092	1.21		1.21		0.85		76
Year ended 02/28/14	9.25	0.07	(0.22)		(0.15)	(0.18)	8.92	(1.61)		6,446	1.15		1.15		0.74		142
Year ended 02/28/13	9.32	0.09	0.05		0.14	(0.21)	9.25	1.50		11,248	1.15		1.15		0.95		113
Class Y
Six months ended 08/31/17	8.86	0.07	0.08		0.15	(0.10)	8.91	1.68		18,502	0.72	(d)	0.72	(d)	1.54	(d)	12
Year ended 02/28/17	9.04	0.14	(0.13	)(e)	0.01	(0.19)	8.86	0.11	(e)	12,554	0.72		0.72		1.50		30
Year ended 02/29/16	9.06	0.12	0.02		0.14	(0.16)	9.04	1.62		17,407	0.70		0.70		1.35		61
Year ended 02/28/15	8.92	0.12	0.21		0.33	(0.19)	9.06	3.72		6,920	0.71		0.71		1.35		76
Year ended 02/28/14	9.25	0.11	(0.21)		(0.10)	(0.23)	8.92	(1.11)		4,114	0.65		0.65		1.24		142
Year ended 02/28/13	9.32	0.14	0.05		0.19	(0.26)	9.25	2.01		6,446	0.65		0.65		1.45		113
Investor Class
Six months ended 08/31/17	8.85	0.06	0.09		0.15	(0.09)	8.91	1.69	(f)	33,420	0.93	(d)(f)	0.93	(d)(f)	1.33	(d)(f)	12
Year ended 02/28/17	9.03	0.12	(0.13	)(e)	(0.01)	(0.17)	8.85	(0.12	)(e)(f)	35,471	0.92	(f)	0.92	(f)	1.30	(f)	30
Year ended 02/29/16	9.06	0.10	0.01		0.11	(0.14)	9.03	1.28	(f)	41,492	0.93	(f)	0.93	(f)	1.12	(f)	61
Year ended 02/28/15	8.92	0.10	0.21		0.31	(0.17)	9.06	3.48	(f)	46,653	0.92	(f)	0.92	(f)	1.14	(f)	76
Year ended 02/28/14	9.24	0.09	(0.21)		(0.12)	(0.20)	8.92	(1.26)		54,118	0.90		0.90		0.99		142
Year ended 02/28/13	9.31	0.11	0.05		0.16	(0.23)	9.24	1.76		72,686	0.90		0.90		1.20		113
Class R5
Six months ended 08/31/17	8.85	0.07	0.08		0.15	(0.10)	8.90	1.74		1,125	0.61	(d)	0.61	(d)	1.65	(d)	12
Year ended 02/28/17	9.03	0.14	(0.12	)(e)	0.02	(0.20)	8.85	0.20	(e)	1,093	0.62		0.62		1.60		30
Year ended 02/29/16	9.04	0.13	0.03		0.16	(0.17)	9.03	1.84		2,068	0.59		0.59		1.46		61
Year ended 02/28/15	8.91	0.13	0.20		0.33	(0.20)	9.04	3.73		4,575	0.60		0.60		1.46		76
Year ended 02/28/14	9.23	0.12	(0.21)		(0.09)	(0.23)	8.91	(0.95)		4,379	0.57		0.57		1.32		142
Year ended 02/28/13	9.31	0.14	0.05		0.19	(0.27)	9.23	2.04		5,008	0.56		0.56		1.54		113
Class R6
Six months ended 08/31/17(h)	8.84	0.06	0.09		0.15	(0.09)	8.90	1.66		10	0.58	(d)	0.58	(d)	1.68	(d)	12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $541,734, $4,057, $36,971, $6,048, $16,925, $34,191, $1,120 and $10 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $(0.17), $(0.17), $(0.18), $(0.17), $(0.18), $(0.18) and $(0.17) for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively and total returns would have been lower.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.21%, 0.21%, 0.22% and 0.21% for the six months ended August 31, 2017, the year ended February 28, 2017, the year ended February 29, 2016 and the year ended February 28, 2015.
(h)	Commencement date of April 4, 2017.

19                         Invesco U.S. Government Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,016.70	$4.93	$1,020.32	$4.94	0.97%
B	1,000.00	1,012.90	8.73	1,016.53	8.74	1.72
C	1,000.00	1,011.80	8.72	1,016.53	8.74	1.72
R	1,000.00	1,015.50	6.20	1,019.06	6.21	1.22
Y	1,000.00	1,016.80	3.66	1,021.58	3.67	0.72
Investor	1,000.00	1,016.90	4.73	1,020.52	4.74	0.93
R5	1,000.00	1,017.40	3.10	1,022.13	3.11	0.61
R6	1,000.00	1,016.60	2.40	1,022.28	2.96	0.58

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017 (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 150 (as of close of business April 4, 2017 through August 31, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

20                         Invesco U.S. Government Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco U.S. Government Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Intermediate U.S. Government Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods . The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

21                         Invesco U.S. Government Fund

management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that he Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

22                         Invesco U.S. Government Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco U.S. Government Fund, an investment portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	1,075,643,705	36,896,019
	James T. Bunch	1,075,509,176	37,030,549
	Bruce L. Crockett	1,075,572,644	36,967,081
	Jack M. Fields	1,076,035,319	36,504,406
	Martin L. Flanagan	1,076,134,468	36,405,257
	Cynthia Hostetler	1,077,172,262	35,367,462
	Dr. Eli Jones	1,076,007,958	36,531,767
	Dr. Prema Mathai-Davis	1,076,513,866	36,025,858
	Teresa M. Ressel	1,077,257,019	35,282,705
	Dr. Larry Soll	1,075,538,189	37,001,536
	Ann Barnett Stern	1,076,992,294	35,547,430
	Raymond Stickel, Jr.	1,075,682,835	36,856,890
	Philip A. Taylor	1,075,984,768	36,554,957
	Robert C. Troccoli	1,075,677,176	36,862,549
	Christopher L. Wilson	1,076,067,941	36,471,783

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco U.S. Government Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	665,640,138	81,566,356	41,892,423	414,647,129
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	24,142,018	2,771,891	2,319,393	13,534,878
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	25,155,012	1,823,365	2,254,931	13,534,872
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	24,427,672	2,392,615	2,413,024	13,534,869

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds (Invesco Investment Securities Funds).

23                         Invesco U.S. Government Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	Invesco Distributors, Inc.	GOV-SAR-1	10112017	1016

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.